UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-08200

        Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 450

         Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Linda Giuffré, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 930

         Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 661-3500

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about Bridgeway Aggressive Investors 1 Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Aggressive Investors 1 Fund

BRAGX

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Aggressive Investors 1 Fund	$97	0.86%

How did the Fund perform last year?

For the fiscal year, the Fund returned 25.88%, outperforming the S&P 500 Index.

Top contributors to performance

The Fund’s quality and sentiment models contributed to relative results, with the sentiment models delivering the strongest outperformance. The Fund’s overweight in the higher beta and higher momentum stocks contributed to performance during the period. Stock selection improved results with selections in the Information Technology sector contributing the most.

Top detractors from performance

The Fund’s value models detracted from relative performance. The Fund’s tilt toward smaller stocks also detracted from relative returns during the period. Sector allocation effect was negative with overweighting in the Energy sector detracting the most from relative results.

How did the Fund perform over the past 10 years?

Cumulative Returns of a Hypothetical $10,000 Investment as of June 30, 2025

Aggressive Investors 1 Fund $23,413
S&P 500 Index $35,936
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

	Aggressive Investors 1 Fund 23,413	S&P 500 Index 35,936
2015	10,000	10,000
2016	9,260	10,399
2017	11,286	12,260
2018	12,594	14,023
2019	11,754	15,483
2020	10,869	16,645
2021	16,030	23,436
2022	12,214	20,948
2023	14,494	25,053
2024	18,601	31,204
2025	23,413	35,936

Key Fund Statistics

Total Net Assets	$210,787,715
# of Portfolio Holdings	102
Portfolio Turnover Rate	61%
Advisory Fees Paid	$1,163,706

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Aggressive Investors 1 Fund	25.88%	16.59%	8.88%
S&P 500 Index	15.16%	16.64%	13.65%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data represents past performance and does not predict or guarantee future results.The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 800-661-3550 or visit https://bridgewayfunds.com/#month-end-performance  for the most recent month-end performance.

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	99.87%
Money Market Fund	0.18%
Liabilities in Excess of Other Assets	-0.05%

Top Ten Holdings (% of Net Assets)

NVIDIA Corp.	4.50%
Microsoft Corp.	4.18%
Apple, Inc.	2.43%
Meta Platforms, Inc., Class A	2.38%
Booking Holdings, Inc.	2.20%
Amazon.com, Inc.	1.79%
Alphabet, Inc., Class A	1.71%
Palantir Technologies, Inc., Class A	1.53%
NRG Energy, Inc.	1.49%
Visa, Inc., Class A	1.47%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	1.89%
Utilities	2.91%
Consumer Staples	4.35%
Industrials	5.64%
Energy	7.23%
Communication Services	8.49%
Health Care	10.54%
Consumer Discretionary	13.05%
Financials	18.48%
Information Technology	27.42%

Aggressive Investors 1 Fund

Annual Shareholder Report - June 30, 2025

BRAGX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about Bridgeway Ultra-Small Company Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Ultra-Small Company Fund

BRUSX

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Ultra-Small Company Fund	$133	1.21%

How did the Fund perform last year?

For the fiscal year, the Fund returned 19.07%, outperforming the Russell Microcap Index.

Top contributors to performance

All three factor models (value, quality and sentiment) outperformed the benchmark contributing to relative results. The Fund’s tilt toward the smallest stocks in the micro-cap universe also contributed to relative performance. The Fund’s stock selection effect was strongly positive, largely driven by holdings in the Healthcare sector.

Top detractors from performance

From a sector perspective, the Fund’s allocation effect was negative. Underweighting in the Information Technology and Financials sectors detracted the most from relative results.

How did the Fund perform over the past 10 years?

Cumulative Returns of a Hypothetical $10,000 Investment as of June 30, 2025

Ultra-Small Company Fund $20,124
Russell Microcap Index $17,959
Russell 3000 Index $33,822
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

	Ultra-Small Company Fund 20,124	Russell Microcap Index 17,959	Russell 3000 Index 33,822
2015	10,000	10,000	10,000
2016	8,647	8,794	10,214
2017	10,107	11,222	12,104
2018	11,029	13,490	13,893
2019	9,432	12,089	15,141
2020	8,713	11,512	16,130
2021	18,345	20,235	23,253
2022	14,485	14,016	20,029
2023	15,987	14,946	23,825
2024	16,901	15,837	29,335
2025	20,124	17,959	33,822

Key Fund Statistics

Total Net Assets	$86,550,861
# of Portfolio Holdings	204
Portfolio Turnover Rate	65%
Advisory Fees Paid	$762,396

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Ultra-Small Company Fund	19.07%	18.23%	7.24%
Russell 3000 Index	15.30%	15.96%	12.96%
Russell Microcap Index	13.40%	9.30%	6.03%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data represents past performance and does not predict or guarantee future results.The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 800-661-3550 or visit https://bridgewayfunds.com/#month-end-performance  for the most recent month-end performance.

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	99.22%
Rights	0.00%
Money Market Fund	0.86%
Investments Purchased With Cash Proceeds From Securities Lending	6.35%
Liabilities in Excess of Other Assets	-6.43%

Top Ten Holdings (% of Net Assets)

Sagimet Biosciences, Inc., Class A	3.15%
Beauty Health Co. (The)	2.56%
Douglas Elliman, Inc.	2.24%
Eventbrite, Inc., Class A	2.15%
Nektar Therapeutics	1.97%
Hudson Technologies, Inc.	1.94%
Epsilon Energy, Ltd.	1.92%
ON24, Inc.	1.92%
Civeo Corp.	1.88%
OraSure Technologies, Inc.	1.87%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	3.18%
Real Estate	3.43%
Communication Services	3.89%
Consumer Staples	4.72%
Energy	7.22%
Consumer Discretionary	7.65%
Industrials	10.25%
Information Technology	10.30%
Financials	19.26%
Health Care	30.10%

Ultra-Small Company Fund

Annual Shareholder Report - June 30, 2025

BRUSX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about Bridgeway Ultra-Small Company Market Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Ultra-Small Company Market Fund

BRSIX

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Ultra-Small Company Market Fund	$80	0.75%

How did the Fund perform last year?

For the fiscal year, the Fund returned 13.69%, outperforming the Russell Microcap Index.

Top contributors to performance

The Fund’s larger holdings outside of the CRSP10 universe helped relative performance. The Fund’s sidesteps also added to relative performance.

Top detractors from performance

From a sector perspective, the Fund’s allocation effect was negative. Overweighting in the Health Care and underweighting in Financials detracted the most from relative results.

How did the Fund perform over the past 10 years?

Cumulative Returns of a Hypothetical $10,000 Investment as of June 30, 2025

Ultra-Small Company Market Fund $16,780
Russell Microcap Index $17,959
Russell 3000 Index $33,822
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

	Ultra-Small Company Market Fund 16,780	Russell Microcap Index 17,959	Russell 3000 Index 33,822
2015	10,000	10,000	10,000
2016	8,917	8,794	10,214
2017	11,289	11,222	12,104
2018	13,643	13,490	13,893
2019	11,327	12,089	15,141
2020	10,082	11,512	16,130
2021	20,550	20,235	23,253
2022	14,308	14,016	20,029
2023	14,306	14,946	23,825
2024	14,760	15,837	29,335
2025	16,780	17,959	33,822

Key Fund Statistics

Total Net Assets	$106,494,751
# of Portfolio Holdings	511
Portfolio Turnover Rate	39%
Advisory Fees Paid	$632,605

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Ultra-Small Company Market Fund	13.69%	10.73%	5.31%
Russell 3000 Index	15.30%	15.96%	12.96%
Russell Microcap Index	13.40%	9.30%	6.03%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data represents past performance and does not predict or guarantee future results.The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements. Call 800-661-3550 or visit https://bridgewayfunds.com/#month-end-performance  for the most recent month-end performance.

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	100.05%
Rights	0.00%
Warrants	0.03%
Money Market Fund	0.29%
Investments Purchased With Cash Proceeds From Securities Lending	14.83%
Liabilities in Excess of Other Assets	-15.20%

Top Ten Holdings (% of Net Assets)

Aeva Technologies, Inc.	0.89%
Flotek Industries, Inc.	0.71%
LifeMD, Inc.	0.71%
Potbelly Corp.	0.69%
Performant Healthcare, Inc.	0.67%
CompX International, Inc.	0.66%
Strattec Security Corp.	0.65%
Solid Power, Inc.	0.62%
Tango Therapeutics, Inc.	0.60%
Perma-Pipe International Holdings, Inc.	0.59%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	2.45%
Consumer Staples	1.91%
Communication Services	3.50%
Materials	3.68%
Energy	4.82%
Information Technology	11.82%
Industrials	12.29%
Consumer Discretionary	13.17%
Financials	16.77%
Health Care	29.59%

Ultra-Small Company Market Fund

Annual Shareholder Report - June 30, 2025

BRSIX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about Bridgeway Small-Cap Value Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Small-Cap Value Fund

BRSVX

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Small-Cap Value Fund	$90	0.90%

How did the Fund perform last year?

For the fiscal year, the Fund returned 0.19%, underperforming the Russell 2000 Value Index.

Top contributors to performance

The Fund’s sentiment models contributed to relative results. The Fund’s tilt toward higher momentum stocks in the small-cap value universe also helped relative performance. From a sector perspective, the Fund’s allocation effect was positive, with an underweighting in the Healthcare sector and an overweighting in the Consumer Staples sector contributing the most to relative results.

Top detractors from performance

The Fund’s value and quality models underperformed the benchmark, detracting from relative results. The Fund’s stock selection effect was negative, with holdings in the Materials, Industrials and Information Technology sectors detracting the most from relative performance.

How did the Fund perform over the past 10 years?

Cumulative Returns of a Hypothetical $10,000 Investment as of June 30, 2025

Small-Cap Value Fund $23,651
Russell 2000 Value Index $19,158
Russell 3000 Index $33,822
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

	Small-Cap Value Fund 23,651	Russell 2000 Value Index 19,158	Russell 3000 Index 33,822
2015	10,000	10,000	10,000
2016	9,498	9,742	10,214
2017	11,405	12,163	12,104
2018	13,723	13,757	13,893
2019	11,373	12,899	15,141
2020	9,504	10,645	16,130
2021	21,172	18,445	23,253
2022	19,942	15,442	20,029
2023	22,196	16,370	23,825
2024	23,606	18,153	29,335
2025	23,651	19,158	33,822

Key Fund Statistics

Total Net Assets	$352,177,272
# of Portfolio Holdings	140
Portfolio Turnover Rate	63%
Advisory Fees Paid	$2,896,114

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Small-Cap Value Fund	0.19%	20.00%	8.99%
Russell 3000 Index	15.30%	15.96%	12.96%
Russell 2000 Value Index	5.54%	12.47%	6.72%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data represents past performance and does not predict or guarantee future results.The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements. Call 800-661-3550 or visit https://bridgewayfunds.com/#month-end-performance  for the most recent month-end performance.

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	100.01%
Money Market Fund	0.00%
Investments Purchased With Cash Proceeds From Securities Lending	1.32%
Liabilities in Excess of Other Assets	-1.33%

Top Ten Holdings (% of Net Assets)

Axos Financial, Inc.	1.44%
SkyWest, Inc.	1.44%
Enova International, Inc.	1.35%
WSFS Financial Corp.	1.34%
Hancock Whitney Corp.	1.28%
Essential Properties Realty Trust, Inc.	1.27%
City Holding Co.	1.26%
Prestige Consumer Healthcare, Inc.	1.24%
NetScout Systems, Inc.	1.22%
TEGNA, Inc.	1.19%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	4.75%
Materials	3.33%
Energy	3.50%
Health Care	5.28%
Consumer Staples	5.43%
Real Estate	6.79%
Information Technology	8.13%
Consumer Discretionary	11.63%
Industrials	17.01%
Financials	34.15%

Small-Cap Value Fund

Annual Shareholder Report - June 30, 2025

BRSVX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about Bridgeway Omni Small-Cap Value Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Omni Small-Cap Value Fund

BOSVX

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Omni Small-Cap Value Fund	$47	0.47%

How did the Fund perform last year?

For the fiscal year, the Fund returned 1.15%, underperforming the Russell 2000 Value Index.

Top contributors to performance

The Fund’s tilt toward smaller stocks in the small-cap value universe contributed positively to relative performance. Sector allocation was slightly positive, with the overweighting in the Financials sector and underweighting in the Healthcare sector contributing the most.

Top detractors from performance

The Fund’s tilt toward deeper value stocks across multiple valuation metrics contributed negatively to relative results during the period.

How did the Fund perform over the past 10 years?

Cumulative Returns of a Hypothetical $10,000 Investment as of June 30, 2025

Omni Small-Cap Value Fund $20,476
Russell 2000 Value Index $19,158
Russell 3000 Index $33,822
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

	Omni Small-Cap Value Fund 20,476	Russell 2000 Value Index 19,158	Russell 3000 Index 33,822
2015	10,000	10,000	10,000
2016	9,558	9,742	10,214
2017	11,932	12,163	12,104
2018	13,931	13,757	13,893
2019	11,588	12,899	15,141
2020	8,944	10,645	16,130
2021	17,434	18,445	23,253
2022	16,623	15,442	20,029
2023	17,461	16,370	23,825
2024	20,243	18,153	29,335
2025	20,476	19,158	33,822

Key Fund Statistics

Total Net Assets	$1,073,427,049
# of Portfolio Holdings	602
Portfolio Turnover Rate	31%
Advisory Fees Paid	$3,295,629

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Omni Small-Cap Value Fund	1.15%	18.02%	7.43%
Russell 3000 Index	15.30%	15.96%	12.96%
Russell 2000 Value Index	5.54%	12.47%	6.72%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data represents past performance and does not predict or guarantee future results.The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements. Call 800-661-3550 or visit https://bridgewayfunds.com/#month-end-performance  for the most recent month-end performance.

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	99.62%
Preferred Stock	0.00%
Rights	0.01%
Money Market Fund	0.24%
Investments Purchased With Cash Proceeds From Securities Lending	2.39%
Liabilities in Excess of Other Assets	-2.26%

Top Ten Holdings (% of Net Assets)

Tutor Perini Corp.	1.20%
TTM Technologies, Inc.	1.13%
SiriusPoint, Ltd.	1.04%
Telephone and Data Systems, Inc.	1.02%
SkyWest, Inc.	0.97%
Dana, Inc.	0.95%
Gulfport Energy Corp.	0.84%
Signet Jewelers, Ltd.	0.79%
Advance Auto Parts, Inc.	0.76%
Phinia, Inc.	0.72%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	0.66%
Health Care	3.42%
Information Technology	4.31%
Communication Services	5.08%
Materials	5.16%
Consumer Staples	5.48%
Consumer Discretionary	13.03%
Energy	13.75%
Industrials	15.14%
Financials	33.97%

Omni Small-Cap Value Fund

Annual Shareholder Report - June 30, 2025

BOSVX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about Bridgeway Global Opportunities Fund for the period of October 15, 2024 to June 30, 2025.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Global Opportunities Fund

BRGOX

What were the Fund costs from October 15, 2024 inception through June 30, 2025?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K InvestmentFootnote Referencea	Costs paid as a % of a $10K InvestmentFootnote Referenceb
Global Opportunities Fund	$109	1.50%
Footnote	Description
Footnote[a]	The cost of a $10,000 investment is based on commencement of operations from October 15, 2024 through June 30, 2025.
Footnote[b]	Annualized.

How did the Fund perform since inception?

Since its inception on October 15, 2024, the Fund returned 6.41%, outperforming the FTSE 3-Month Treasury Bill Index.

By design, the Fund maintained minimal net exposure to undesired risk factors such as country, sector, and size.

Top contributors to performance

Both long and short sleeves contributed positively to the Fund’s overall performance, primarily driven by security selection in United Kingdom, China, and Australia. At the sector level, security selection within Industrials, Health Care, and Consumer Discretionary contributed the most.

Top detractors from performance

The primary detractors from performance were the Fund’s security selection in Israel and within the Energy sector.

How did the Fund perform since inception?

Cumulative Returns of a Hypothetical $10,000 Investment as of June 30, 2025

Global Opportunities Fund $10,641
FTSE 3-Month Teasury Bill Index $10,325
MSCI All Country World Investable Market Index $10,856
$15,000
$10,000
$5,000
$0
10/15/2024
10/24
11/24
12/24
01/25
02/25
03/25
04/25
05/25
06/25

	Global Opportunities Fund 10,641	FTSE 3-Month Teasury Bill Index 10,325	MSCI All Country World Investable Market Index 10,856
10/15/2024	10,000	10,000	10,000
10/24	10,010	10,022	9,777
11/24	10,010	10,062	10,158
12/24	10,299	10,102	9,884
01/25	10,189	10,141	10,208
02/25	10,199	10,175	10,118
03/25	10,540	10,213	9,726
04/25	10,611	10,250	9,817
05/25	10,761	10,288	10,385
06/25	10,641	10,325	10,856

Key Fund Statistics

Total Net Assets	$31,580,582
# of Portfolio Holdings - Long	283
# of Portfolio Holdings - Short	322
Portfolio Turnover Rate	-%Footnote Reference*
Advisory Fees Paid	$60,386
Footnote	Description
Footnote*	There were no long-term transactions for the period ended June 30, 2025.

Average Annual Total Returns

Fund	Since Inception 10/15/2024
Global Opportunities Fund	6.41%
MSCI All Country World Investable Market Index	8.56%
FTSE 3-Month Teasury Bill Index	3.25%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception. Performance data represents past performance and does not predict or guarantee future results. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements. Call 800-661-3550 or visit https://bridgewayfunds.com/#month-end-performance  for the most recent month-end performance.

What did the Fund invest in?

Top Sector Weightings (Notional exposure % of Net Assets)

	Long	Short
Utilities	2.81%	2.21%
Real Estate	3.44%	3.56%
Energy	4.20%	3.82%
Consumer Staples	4.50%	5.28%
Communication Services	4.83%	3.82%
Health Care	6.57%	4.48%
Materials	7.47%	7.86%
Consumer Discretionary	10.04%	10.04%
Information Technology	11.02%	10.65%
Financials	15.27%	15.08%
Industrials	16.52%	14.04%

Top Country Weightings (Notional exposure % of Net Assets)

	Long	Short
Other Countries	30.04%	28.58%
Brazil	3.65%	2.79%
United Kingdom	4.24%	3.44%
Australia	4.41%	5.32%
South Korea	5.17%	4.05%
Canada	5.62%	6.01%
China	6.18%	4.90%
Taiwan	6.85%	6.04%
Japan	8.91%	8.30%
United States	11.58%	11.39%

Global Opportunities Fund

Annual Shareholder Report - June 30, 2025

BRGOX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

3(a)(1)	The Registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2)	The audit committee financial expert is Miles Douglas Harper III, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $157,600 for 2025 and $147,600 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $22,950 for 2025 and $18,000 for 2024. Tax services include the review of the Funds’ federal income tax returns, the review of the Funds’ federal excise tax returns and the review of required distributions by the Funds.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)	Audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee has adopted an Audit Committee Charter that provides that the Audit Committee shall approve, prior to appointment, the engagement of the auditor to provide audit services to the Registrant and non-audit services to the Registrant, its investment advisor or any entity controlling, controlled by or under common control with the investment adviser that provides on-going services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of Regulation S-X [17 CFR 210.12-12] is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual Financial Statements, and the Financial Highlights are attached herewith.

A no-load mutual fund family
Financial Statements and Other information June 30, 2025

AGGRESSIVE INVESTORS 1	BRAGX

ULTRA-SMALL COMPANY	BRUSX

(Open to Existing Investors — Direct Only)

ULTRA-SMALL COMPANY MARKET	BRSIX

SMALL-CAP VALUE	BRSVX

OMNI SMALL-CAP VALUE	BOSVX

GLOBAL OPPORTUNITIES	BRGOX

bridgewayfunds.com

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

COMMON STOCKS - 99.87%

Communication Services - 8.49%
Alphabet, Inc., Class A	20,400	$3,595,092
Electronic Arts, Inc.	12,000	1,916,400
Meta Platforms, Inc., Class A	6,800	5,019,012
Netflix, Inc.*	1,800	2,410,434
Roku, Inc.*	15,000	1,318,350
Spotify Technology SA*	3,300	2,532,222
TKO Group Holdings, Inc.	6,100	1,109,895

		17,901,405

Consumer Discretionary - 13.05%
Airbnb, Inc., Class A*	15,000	1,985,100
Amazon.com, Inc.*	17,200	3,773,508
Booking Holdings, Inc.	800	4,631,392
Darden Restaurants, Inc.	9,000	1,961,730
Dick’s Sporting Goods, Inc.	5,000	989,050
DoorDash, Inc., Class A*	6,000	1,479,060
Duolingo, Inc.*	4,000	1,640,080
Dutch Bros, Inc., Class A*	12,800	875,136
eBay, Inc.	25,000	1,861,500
Expedia Group, Inc.	7,800	1,315,704
General Motors Co.	41,300	2,032,373
O’Reilly Automotive, Inc.*	21,000	1,892,730
Royal Caribbean Cruises, Ltd.	6,300	1,972,782
Williams-Sonoma, Inc.	6,700	1,094,579

		27,504,724

Consumer Staples - 4.35%
Bunge Global SA	24,600	1,974,888
Costco Wholesale Corp.	1,867	1,848,218
Maplebear, Inc.*+	44,000	1,990,560
Molson Coors Beverage Co., Class B+	32,500	1,562,925
Pilgrim’s Pride Corp.	40,000	1,799,200

		9,175,791

Energy - 7.23%
Cheniere Energy, Inc.	9,600	2,337,792
EOG Resources, Inc.	14,000	1,674,540
EQT Corp.	35,500	2,070,360
HF Sinclair Corp.	28,000	1,150,240
Marathon Petroleum Corp.	12,700	2,109,597
Ovintiv, Inc.	48,200	1,834,010
Targa Resources Corp.	10,500	1,827,840

Industry Company	Shares	Value

Energy (continued)
Valero Energy Corp.	16,700	$2,244,814

		15,249,193

Financials - 18.48%
American Express Co.	7,000	2,232,860
American International Group, Inc.	12,000	1,027,080
Ameriprise Financial, Inc.	3,400	1,814,682
Arch Capital Group, Ltd.	10,000	910,500
Charles Schwab Corp. (The)	23,200	2,116,768
Citizens Financial Group, Inc.	50,800	2,273,300
East West Bancorp, Inc.	12,300	1,242,054
Equitable Holdings, Inc.	35,000	1,963,500
Fifth Third Bancorp	23,800	978,894
First Horizon Corp.	52,000	1,102,400
Fiserv, Inc.*	4,500	775,845
Globe Life, Inc.	18,000	2,237,220
Interactive Brokers Group, Inc., Class A	20,000	1,108,200
LPL Financial Holdings, Inc.	5,300	1,987,341
M&T Bank Corp.	6,000	1,163,940
Northern Trust Corp.	17,000	2,155,430
Prudential Financial, Inc.	15,800	1,697,552
Regions Financial Corp.	40,000	940,800
RenaissanceRe Holdings, Ltd.	5,000	1,214,500
Royal Bank of Canada	10,000	1,315,500
Synchrony Financial	39,300	2,622,882
Toast, Inc., Class A*	26,400	1,169,256
U.S. Bancorp	40,000	1,810,000
Visa, Inc., Class A+	8,700	3,088,935

		38,949,439

Health Care - 10.54%
Bristol-Myers Squibb
Co.	32,000	1,481,280
Cardinal Health, Inc.	13,200	2,217,600
Cencora, Inc.	7,000	2,098,950
DaVita, Inc.*	9,000	1,282,050
Doximity, Inc., Class A*	18,500	1,134,790
Exelixis, Inc.*	50,000	2,203,750
Hologic, Inc.*	29,100	1,896,156
Johnson & Johnson	13,500	2,062,125
McKesson Corp.	2,600	1,905,228
Merck & Co., Inc.	26,400	2,089,824
Tenet Healthcare Corp.*	12,000	2,112,000

2	Annual Report | June 30, 2025

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

Common Stocks (continued)

Health Care (continued)
Veeva Systems, Inc.,
Class A*	6,000	$1,727,880

		22,211,633

Industrials - 5.64%
Automatic Data
Processing, Inc.	6,500	2,004,600
Axon Enterprise, Inc.*	3,500	2,897,790
EMCOR Group, Inc.	4,700	2,513,983
Howmet Aerospace, Inc.	11,000	2,047,430
Paychex, Inc.	6,000	872,760
United Airlines Holdings, Inc.*	19,500	1,552,785

		11,889,348

Information Technology - 27.42%
Adobe, Inc.*	4,600	1,779,648
Apple, Inc.	25,000	5,129,250
Applied Materials, Inc.	11,000	2,013,770
AppLovin Corp., Class A*	5,500	1,925,440
Broadcom, Inc.	5,000	1,378,250
Check Point Software Technologies, Ltd.*	13,000	2,876,250
Docusign, Inc.*	23,000	1,791,470
F5, Inc.*	9,500	2,796,040
Fortinet, Inc.*	10,000	1,057,200
Gen Digital, Inc.	35,000	1,029,000
Hewlett Packard Enterprise Co.	50,000	1,022,500
Jabil, Inc.+	8,000	1,744,800
Microsoft Corp.	17,700	8,804,157
NetApp, Inc.	21,100	2,248,205
NVIDIA Corp.	60,096	9,494,567
Palantir Technologies, Inc., Class A*	23,700	3,230,784
Salesforce, Inc.	6,400	1,745,216
Skyworks Solutions, Inc.	28,000	2,086,560
Snowflake, Inc., Class A*	9,700	2,170,569
Twilio, Inc., Class A*	10,000	1,243,600
VeriSign, Inc.	7,700	2,223,760

		57,791,036

Materials - 1.76%
CF Industries Holdings, Inc.	25,700	2,364,400
Nucor Corp.	10,300	1,334,262

		3,698,662

Industry Company		Shares	Value

Utilities - 2.91%
NRG Energy, Inc.		19,500	$3,131,310
Vistra Corp.		15,500	3,004,055

			6,135,365

TOTAL COMMON STOCKS - 99.87%			210,506,596

(Cost $153,536,490)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.18%
Fidelity Investments Money Market Government Portfolio Class I	4.23%	379,812	379,812

TOTAL MONEY MARKET FUND - 0.18%			379,812

(Cost $379,812)

TOTAL INVESTMENTS - 100.05%			$210,886,408
(Cost $153,916,302)

Liabilities in Excess of Other Assets - (0.05%)			(98,693)

NET ASSETS - 100.00%			$210,787,715

*	Non-income producing security.

^	Rate disclosed as of June 30, 2025.

+

This security or a portion of the security is out on loan as of June 30, 2025. Total loaned securities had a value of $8,387,220 as of June 30, 2025. See Note 2 for disclosure of cash and non-cash collateral.

bridgewayfunds.com	3

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 6/30/2025:

		Valuation Inputs
		Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$210,506,596	$–	$–	$210,506,596
Money Market Fund	379,812	–	–	379,812

TOTAL	$210,886,408	$–	$–	$210,886,408

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Financial Statements.

4	Annual Report | June 30, 2025

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

COMMON STOCKS - 99.22%

Communication Services - 3.89%
Eventbrite, Inc., Class A*	708,000	$1,862,040
Harte Hanks, Inc.*	8,246	32,819
iHeartMedia, Inc., Class A*	331,481	583,407
Playstudios, Inc.*	147,000	192,570
Skillz, Inc.*+	13,700	93,434
Teads Holding Co.*	177,438	440,046
TrueCar, Inc.*	51,800	98,420
Zedge, Inc., Class B*	16,700	66,967

		3,369,703

Consumer Discretionary - 7.65%
1stdibs.com, Inc.*+	96,700	265,925
Allbirds, Inc., Class A*+	23,831	253,324
AMCON Distributing Co.	2,180	240,018
American Outdoor Brands, Inc.*	10,500	109,725
American Public Education, Inc.*	8,393	255,651
Aterian, Inc.*+	8,860	14,708
BARK, Inc.*	548,200	482,142
Bassett Furniture Industries, Inc.	5,998	91,170
Beachbody Co., Inc. (The)*+	6,109	25,169
Cato Corp. (The), Class A	52,610	147,834
Destination XL Group, Inc.*	97,000	107,670
Duluth Holdings, Inc., Class B*	10,000	21,000
Educational Development Corp.*	55,700	74,081
Envela Corp.*	10,000	61,200
Fossil Group, Inc.*	213,300	315,684
Genesco, Inc.*	13,400	263,846
JAKKS Pacific, Inc.	8,872	184,360
Lands’ End, Inc.*	2,900	31,059
Live Ventures, Inc.*	1,807	31,406
Movado Group, Inc.	101,453	1,547,158
RealReal, Inc. (The)*+	78,500	376,015
RumbleON, Inc., Class B*+	34,840	80,480
Sleep Number Corp.*+	5,100	34,450
Tile Shop Holdings, Inc.*	4,355	27,698
Universal Electronics, Inc.*	22,845	151,234
Zumiez, Inc.*	107,639	1,427,293

		6,620,300

Industry Company	Shares	Value

Consumer Staples - 4.72%
Beauty Health Co. (The)*+	1,161,600	$2,218,656
Farmer Bros Co.*	16,300	22,331
Lifevantage Corp.+	31,906	417,330
Mama’s Creations, Inc.*+	10,000	83,000
Mannatech, Inc.*	23,388	218,678
Natural Alternatives International, Inc.*	37,000	121,360
Natural Health Trends Corp.	7,600	33,744
Nature’s Sunshine Products, Inc.*	3,300	48,807
Nu Skin Enterprises, Inc., Class A	115,000	918,850

		4,082,756

Energy - 7.22%
Barnwell Industries, Inc.*	70,230	79,360
Berry Corp.	295,700	819,089
Epsilon Energy, Ltd.	225,397	1,663,430
Evolution Petroleum Corp.+	19,033	89,455
Forum Energy Technologies, Inc.*	14,239	277,233
Gran Tierra Energy, Inc.*	117,593	560,918
Hallador Energy Co.*+	22,100	349,843
KLX Energy Services Holdings, Inc.*+	73,872	138,141
PrimeEnergy Resources Corp.*	2,100	307,398
Ranger Energy Services, Inc., Class A	128,856	1,538,541
Ring Energy, Inc.*+	455,000	361,270
Smart Sand, Inc.	30,618	61,542

		6,246,220

Financials - 19.26%
ACRES Commercial
Realty Corp.*+	3,800	68,172
AG Mortgage Investment Trust, Inc.	104,126	786,151
Atlantic American Corp.	67,991	144,821
Bank of Marin Bancorp	61,766	1,410,736
C&F Financial Corp.	1,100	67,903
CF Bankshares, Inc.	4,800	115,056
Chemung Financial Corp.	25,750	1,248,103
Citizens Community Bancorp, Inc.	42,700	589,260
Community West Bancshares	31,771	619,852

bridgewayfunds.com	5

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

Common Stocks (continued)

Financials (continued)
Consumer Portfolio Services, Inc.*	38,859	$381,984
Finward Bancorp	1,442	39,828
Finwise Bancorp*+	9,700	145,597
First Community Corp.	10,637	259,330
First Western Financial, Inc.*	28,931	652,683
FS Bancorp, Inc.	6,371	250,890
FVCBankcorp, Inc.*	47,065	555,367
Investar Holding Corp.	23,165	447,548
James River Group Holdings, Ltd.	55,800	326,988
Manhattan Bridge Capital, Inc.	15,216	83,232
Medallion Financial Corp.	8,000	76,240
Meridian Corp.	7,843	101,096
MVB Financial Corp.	41,700	939,501
National Bankshares, Inc.	3,637	98,926
Oak Valley Bancorp	35,664	971,487
Ohio Valley Banc Corp.	1,900	61,237
OP Bancorp	44,550	578,705
Parke Bancorp, Inc.	11,568	235,640
Paysign, Inc.*	88,670	638,424
PCB Bancorp	3,100	65,038
Peoples Bancorp of North Carolina, Inc.	7,200	207,720
Pioneer Bancorp, Inc.*	15,600	187,668
Portman Ridge Finance Corp.	8,500	106,420
Primis Financial Corp.	39,413	427,631
Princeton Bancorp, Inc.	16,773	512,247
Security National Financial Corp., Class A*	146,193	1,440,001
Siebert Financial Corp.*	25,000	110,500
Southern First Bancshares, Inc.*	1,847	70,241
Third Coast Bancshares, Inc.*	20,659	674,930
Timberland Bancorp, Inc.	19,071	595,015
Virginia National Bankshares Corp.	10,208	377,696

		16,669,864

Health Care - 30.10%
Aclaris Therapeutics, Inc.*	233,300	331,286
Adicet Bio, Inc.*	810,300	494,283
American Shared Hospital Services*	67,567	162,836

Industry Company	Shares	Value

Health Care (continued)
American Well Corp., Class A*	91,741	$815,577
Avita Medical, Inc.*+	37,600	198,904
Biote Corp., Class A*	71,053	285,633
CareCloud, Inc.*	65,000	153,400
ClearPoint Neuro, Inc.*+	66,992	799,884
Creative Medical Technology Holdings, Inc.*	1,852	4,908
Cumberland Pharmaceuticals, Inc.*	137,268	459,848
Design Therapeutics, Inc.*+	114,700	386,539
ElectroCore, Inc.*+	8,482	44,785
Electromed, Inc.*	49,963	1,098,686
Eledon Pharmaceuticals, Inc.*	33,400	90,514
Eton Pharmaceuticals, Inc.*	106,070	1,511,498
Fennec Pharmaceuticals, Inc.*	24,200	200,860
FONAR Corp.*	30,100	450,296
Heron Therapeutics, Inc.*+	700,000	1,449,000
Ikena Oncology, Inc.*	51,100	68,474
Immuneering Corp., Class A*+	35,000	117,950
Inogen, Inc.*	108,851	765,223
Joint Corp. (The)*	4,200	48,468
Karyopharm Therapeutics, Inc.*+	27,836	119,973
Kewaunee Scientific Corp.*	6,900	405,030
Kezar Life Sciences, Inc.*+	41,000	187,780
KORU Medical Systems, Inc.*	45,305	162,192
MEI Pharma, Inc.*	26,869	66,366
Milestone Scientific, Inc.*	188,700	120,108
Nektar Therapeutics+	66,140	1,709,058
Niagen Bioscience, Inc.*	92,179	1,328,299
OptimizeRx Corp.*+	99,029	1,336,892
OraSure Technologies, Inc.*	539,100	1,617,300
Passage Bio, Inc.*	416,042	166,542
PMV Pharmaceuticals, Inc.*	69,900	74,094
Precision BioSciences, Inc.*+	61,901	259,984
Quince Therapeutics, Inc.*	33,495	55,267
Quipt Home Medical Corp.*	62,600	112,054

6	Annual Report | June 30, 2025

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

Common Stocks (continued)

Health Care (continued)
Retractable Technologies, Inc.*	59,500	$38,050
Rigel Pharmaceuticals, Inc.*	12,520	234,500
Sage Therapeutics, Inc.*	95,000	866,400
Sagimet Biosciences, Inc., Class A*+	357,741	2,725,986
SANUWAVE Health, Inc.*+	17,279	567,788
Seer, Inc.*	708,043	1,515,212
Semler Scientific, Inc.*+	15,676	607,288
Spectral AI, Inc.*	174,000	431,520
Tourmaline Bio, Inc.*	7,500	119,925
TriSalus Life Sciences, Inc.*+	5,900	32,155
Vanda Pharmaceuticals, Inc.*	46,100	217,592
Vicarious Surgical, Inc., Class A*+	11,800	88,500
Viemed Healthcare, Inc.*	34,000	234,940
VYNE Therapeutics, Inc.*	76,958	126,981
Whitehawk
Therapeutics, Inc.*	315,284	589,581

		26,056,209

Industrials - 10.25%
Acme United Corp.+	12,453	516,177
Avalon Holdings Corp., Class A*+	10,728	26,713
Blade Air Mobility, Inc.*	57,300	230,919
Byrna Technologies, Inc.*+	16,871	520,976
Civeo Corp.	70,400	1,625,536
CPI Aerostructures, Inc.*	4,300	15,050
DLH Holdings Corp.*+	69,520	405,997
Eastern Co. (The)	3,500	79,870
Forrester Research, Inc.*	79,309	785,159
Franklin Covey Co.*	8,000	182,560
FreightCar America, Inc.*	38,000	327,560
Gencor Industries, Inc.*	7,600	106,400
Greenland Technologies Holding Corp.*+	25,000	49,750
Hudson Global, Inc.*	10,958	93,253
Hudson Technologies, Inc.*	206,842	1,679,557
Mastech Digital, Inc.*	13,697	98,207
NeoVolta, Inc.*+	52,200	172,260
Novusterra, Inc.*Δ#+	25,745	515
Perma-Fix Environmental Services, Inc.*+	20,300	213,556
Pioneer Power Solutions, Inc.	39,200	107,800

Industry Company	Shares	Value

Industrials (continued)
Quad/Graphics, Inc.	62,574	$353,543
Resources Connection, Inc.	86,800	466,116
Skillsoft Corp.*	31,040	495,709
Taylor Devices, Inc.*+	1,000	43,400
TrueBlue, Inc.*	42,500	275,400

		8,871,983

Information Technology - 10.30%
ACCESS Newswire, Inc.*	5,268	64,796
Airgain, Inc.*	11,400	47,310
Airship AI Holdings, Inc.*+	40,000	235,600
Astrotech Corp.*	4,700	27,142
Backblaze, Inc., Class A*	62,000	341,000
ClearOne, Inc.*	3,573	21,045
Consensus Cloud Solutions, Inc.*	59,000	1,360,540
CS Disco, Inc.*	193,652	846,259
eGain Corp.*	45,900	286,875
Kaltura, Inc.*	90,300	181,503
Magnachip Semiconductor Corp.*	367,754	1,463,661
ON24, Inc.*	305,648	1,659,669
Red Violet, Inc.	2,700	132,840
RF Industries, Ltd.*	29,696	192,133
Rimini Street, Inc.*	354,200	1,335,334
Taitron Components,
Inc., Class A	68,200	152,768
Turtle Beach Corp.*	22,600	312,558
Upland Software, Inc.*	113,100	220,545
WM Technology, Inc.*	36,600	32,794

		8,914,372

Materials - 2.40%
Ampco-Pittsburgh Corp.*	35,935	106,367
Flexible Solutions International, Inc.+	63,900	309,915
Flotek Industries, Inc.*	19,600	289,296
Friedman Industries, Inc.+	66,821	1,106,556
Rayonier Advanced Materials, Inc.*	69,200	266,420

		2,078,554

Real Estate - 3.43%
Alpine Income Property Trust, Inc.	37,309	548,816
AMREP Corp.*+	22,298	466,697

bridgewayfunds.com	7

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Industry Company		Shares	Value

Common Stocks (continued)

Real Estate (continued)
Clipper Realty, Inc.+		3,934	$14,438
Douglas Elliman, Inc.*		836,716	1,941,181

			2,971,132

TOTAL COMMON STOCKS - 99.22%			85,881,093

(Cost $78,602,661)

RIGHTS - 0.00%
AVROBIO, Inc., CVR*Δ#+++		11,783	–
Enliven Therapeutics, Inc., CVR*Δ#+++		18,900	–

TOTAL RIGHTS - 0.00%			–

(Cost $ – )

Rate^		Shares	Value

MONEY MARKET FUND - 0.86%
Fidelity Investments Money Market Government Portfolio Class I	4.23%	741,120	741,120

TOTAL MONEY MARKET FUND - 0.86%			741,120

(Cost $741,120)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.35%
Dreyfus Institutional Preferred Government Money Market Fund**	4.29%	5,496,246	5,496,246

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.35%			5,496,246

(Cost $5,496,246)

TOTAL INVESTMENTS - 106.43%			$92,118,459
(Cost $84,840,027)

Liabilities in Excess of Other Assets - (6.43%)			(5,567,598)

NET ASSETS - 100.00%			$86,550,861

#	Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $515, which is 0.00% of total net assets.
Δ	Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of June 30, 2025.
^	Rate disclosed as of June 30, 2025.
+

This security or a portion of the security is out on loan as of June 30, 2025. Total loaned securities had a value of $10,469,889 as of June 30, 2025. See Note 2 for disclosure of cash and non-cash collateral.

+++	No stated maturity date.

CVR-	Contingent Value Right

8	Annual Report | June 30, 2025

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 6/30/2025:

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks
Industrials	$8,871,468	$–	$515	$8,871,983
Other Industries (a)	77,009,110	–	–	77,009,110

Total Common Stocks	85,880,578	–	515	85,881,093
Rights	–	–	0	0
Money Market Fund	741,120	–	–	741,120
Investments Purchased With Cash Proceeds From Securities Lending	5,496,246	–	–	5,496,246

TOTAL	$92,117,944	$–	$515	$92,118,459

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)

	Common Stocks	Rights	Total

Balance as of 06/30/2024	$515	$0	$515
Purchases/Issuances	–	–	–
Sales/Expirations	–	–	–
Return of Capital	–	–	–
Realized Gain/(Loss)	–	–	–
Change in unrealized Appreciation/(Depreciation)	–	–	–
Transfers in	–	–	–
Transfers out	–	–	–

Balance as of 06/30/2025	$515	$0	$515

Net change in unrealized Appreciation/(Depreciation) from investments held as of 06/30/2025	$–	$–	$–

See Notes to Financial Statements.

bridgewayfunds.com	9

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

COMMON STOCKS - 100.05%

Communication Services - 3.50%
AMC Networks, Inc., Class A*	30,000	$188,100
Arena Group Holdings, Inc. (The)*	27,600	171,120
Cardlytics, Inc.*+	52,000	85,540
comScore, Inc.*	12,635	60,901
DHI Group, Inc.*	47,800	141,966
Entravision Communications Corp., Class A	159,500	370,040
Eventbrite, Inc., Class A*	110,000	289,300
EW Scripps Co. (The), Class A*	85,500	251,370
Gaia, Inc.*+	43,400	190,526
Harte Hanks, Inc.*	20,000	79,600
iHeartMedia, Inc., Class A*	144,974	255,154
KORE Group Holdings, Inc.*	44,740	106,929
Marchex, Inc., Class B*	54,500	117,720
Moving Image Technologies, Inc.*	13,100	8,371
NII Holdings Escrow*Δ#	287,700	69,048
Playstudios, Inc.*	158,000	206,980
PSQ Holdings, Inc.*+	22,000	45,100
Saga Communications, Inc., Class A	13,680	177,840
System1, Inc.*	7,100	39,263
Townsquare Media, Inc., Class A	14,800	117,068
Travelzoo*	40,443	514,839
TrueCar, Inc.*	71,320	135,508
Zedge, Inc., Class B*	26,955	108,089

		3,730,372

Consumer Discretionary - 13.17%
1stdibs.com, Inc.*	54,900	150,975
aka Brands Holding Corp.*	9,000	92,700
AMCON Distributing Co.+	1,900	209,190
American Outdoor Brands, Inc.*	35,007	365,823
Ark Restaurants Corp.	14,500	132,312
BARK, Inc.*	203,235	178,745
Barnes & Noble Education, Inc.*+	39,000	459,030
Bassett Furniture Industries, Inc.	18,544	281,869
Big 5 Sporting Goods Corp.	35,000	49,700

Industry Company	Shares	Value

Consumer Discretionary (continued)
Brilliant Earth Group, Inc., Class A*	22,800	$31,236
Canterbury Park Holding Corp.	6,689	128,629
CarParts.com, Inc.*	82,800	61,280
Cato Corp. (The), Class A	22,000	61,820
Children’s Place, Inc. (The)*+	43,050	190,712
Citi Trends, Inc.*	14,200	474,138
Clarus Corp.	45,500	157,885
Cooper-Standard Holdings, Inc.*	19,500	419,250
Culp, Inc.*	18,000	70,740
Designer Brands, Inc., Class A+	42,500	101,150
Destination XL Group, Inc.*	79,093	87,793
Duluth Holdings, Inc., Class B*	50,287	105,603
Emerson Radio Corp.*	47,100	16,033
Envela Corp.*+	77,400	473,688
Escalade, Inc.	16,508	230,782
Flanigan’s Enterprises, Inc.	7,000	243,040
Flexsteel Industries, Inc.	14,900	536,847
Fossil Group, Inc.*	71,500	105,820
GEN Restaurant Group, Inc.+	4,200	16,380
Genesco, Inc.*	14,500	285,505
Grove Collaborative Holdings*	52,525	60,404
Hamilton Beach Brands Holding Co., Class A	13,700	245,093
Hooker Furnishings Corp.+	14,864	157,261
Inspirato, Inc.*	9,250	31,635
iRobot Corp.*+	16,586	51,914
JAKKS Pacific, Inc.	16,090	334,350
Kirkland’s, Inc.*+	14,900	16,092
Lakeland Industries, Inc.+	23,457	319,250
Lifetime Brands, Inc.	33,620	171,462
Lovesac Co. (The)*	14,500	263,900
Motorcar Parts of America, Inc.*+	24,053	269,394
Movado Group, Inc.	9,200	140,300
Nerdy, Inc.*+	143,000	233,090
Noodles & Co.*	56,352	40,168
OneWater Marine, Inc., Class A*+	15,900	212,901
PetMed Express, Inc.*+	19,000	63,080

10	Annual Report | June 30, 2025

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

Common Stocks (continued)

Consumer Discretionary (continued)
Potbelly Corp.*	60,000	$735,000
Red Robin Gourmet Burgers, Inc.*	26,500	153,435
Regis Corp.*	3,458	77,079
Rent the Runway, Inc., Class A*+	5,000	25,300
Rocky Brands, Inc.	16,700	370,573
Sleep Number Corp.*+	35,000	236,425
Solid Power, Inc.*+	300,000	657,000
Sonder Holdings, Inc.*+	50,000	135,000
Sportsman’s Warehouse Holdings, Inc.*	52,700	181,815
Star Equity Holdings, Inc.*	10,678	21,249
Stoneridge, Inc.*	32,000	225,280
Strattec Security Corp.*	11,100	690,531
Superior Group of Cos., Inc.	33,691	347,017
Sypris Solutions, Inc.*	59,404	131,283
ThredUp, Inc., Class A*	82,000	614,180
Unifi, Inc.*	29,500	153,990
United Homes Group, Inc.*	42,000	121,800
Universal Electronics, Inc.*	31,900	211,178
Vera Bradley, Inc.*	55,100	121,771
Weyco Group, Inc.	8,000	265,280
Zumiez, Inc.*	16,475	218,459

		14,022,614

Consumer Staples - 1.91%
Alico, Inc.	9,950	325,166
Beyond Meat, Inc.*+	90,000	314,100
Bridgford Foods Corp.*+	21,900	172,791
Farmer Bros Co.*	20,000	27,400
Laird Superfood, Inc.*	15,000	94,500
Lifeway Foods, Inc.*	7,401	182,435
Local Bounti Corp.*	16,538	38,699
Medifast, Inc.*	20,000	281,000
Natural Alternatives International, Inc.*	31,610	103,681
Rocky Mountain Chocolate Factory, Inc.*	20,466	29,266
United-Guardian, Inc.	13,466	107,189
Zevia PBC, Class A*+	110,600	356,132

		2,032,359

Energy - 4.82%
Aemetis, Inc.*+	40,500	100,440
Amplify Energy Corp.*	45,000	144,000

Industry Company	Shares	Value

Energy (continued)
Barnwell Industries, Inc.*	35,000	$39,550
Berry Corp.	97,000	268,690
DMC Global, Inc.*	28,000	225,680
Evolution Petroleum Corp.+	50,800	238,760
Forum Energy Technologies, Inc.*	18,300	356,301
FutureFuel Corp.	55,100	213,788
Geospace Technologies Corp.*+	10,000	142,600
Gran Tierra Energy, Inc.*	52,500	250,425
Gulf Island Fabrication, Inc.*	35,348	235,064
Houston American Energy Corp.*+	2,800	29,652
KLX Energy Services Holdings, Inc.*+	21,702	40,583
Mammoth Energy Services, Inc.*	45,000	126,000
Mexco Energy Corp.	8,000	70,960
NACCO Industries, Inc., Class A	9,470	419,616
Natural Gas Services Group, Inc.*	21,602	557,548
New Era Helium, Inc.*	15,000	7,380
Nine Energy Service, Inc.*+	50,000	38,555
Oil States International, Inc.*	75,000	402,000
PEDEVCO Corp.*	147,700	96,640
Ranger Energy Services, Inc., Class A	20,000	238,800
Ring Energy, Inc.*+	268,650	213,308
SEACOR Marine Holdings, Inc.*	31,800	162,180
Smart Sand, Inc.	133,200	267,732
W&T Offshore, Inc.+	150,000	247,500

		5,133,752

Financials - 16.77%
Advanced Flower Capital, Inc.+	30,796	137,966
AmeriServ Financial, Inc.+	24,171	73,480
Associated Capital Group, Inc., Class A	2,551	95,662
Atlantic American Corp.	100,256	213,545
Auburn National BanCorp, Inc.	4,000	103,600
Bakkt Holdings, Inc.*+	7,900	110,205
BankFinancial Corp.	26,469	306,246

bridgewayfunds.com	11

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

Common Stocks (continued)

Financials (continued)
Bankwell Financial Group, Inc.	9,202	$331,548
BayCom Corp.	12,800	354,688
BCB Bancorp, Inc.	24,300	204,606
Blue Foundry Bancorp*	20,000	191,400
Blue Ridge Bankshares, Inc.*+	128,900	462,751
C&F Financial Corp.	5,390	332,725
CB Financial Services, Inc.+	10,000	285,000
Chemung Financial Corp.	6,298	305,264
Citizens Community Bancorp, Inc.	18,600	256,680
Citizens, Inc.*+	80,331	280,355
Cohen & Co., Inc.	4,500	44,685
Colony Bankcorp, Inc.	22,676	373,474
Consumer Portfolio Services, Inc.*	55,500	545,565
Eagle Bancorp Montana, Inc.	14,021	233,730
eHealth, Inc.*	55,000	239,250
Finance Of America Cos., Inc., Class A*+	7,844	182,922
Finwise Bancorp*+	24,800	372,248
First Guaranty Bancshares, Inc.	14,256	117,184
First Internet Bancorp	8,900	239,410
First Northwest Bancorp	7,750	59,675
First United Corp.	11,292	350,165
First Western Financial, Inc.*	12,651	285,407
Fundamental Global, Inc.*	1,520	25,270
Great Elm Group, Inc.*	49,597	104,650
Hanover Bancorp, Inc.#+	14,000	320,460
Hawthorn Bancshares, Inc.+	13,148	383,133
HomeStreet, Inc.*	17,500	228,725
Investar Holding Corp.	13,000	251,160
Katapult Holdings, Inc.*+	3,316	26,528
Kingsway Financial Services, Inc.*+	30,000	406,200
Lake Shore Bancorp, Inc.	7,644	120,928
Landmark Bancorp, Inc.	6,645	175,694
Magyar Bancorp, Inc.+	10,579	178,045
Marygold Cos., Inc. (The)*	79,767	62,154
MBIA, Inc.*+	80,000	347,200

Industry Company	Shares	Value

Financials (continued)
Medallion Financial Corp.	53,744	$512,180
Meridian Corp.	15,603	201,123
Norwood Financial Corp.	10,276	264,915
Ohio Valley Banc Corp.	5,500	177,265
Onity Group, Inc.*	14,716	561,710
OP Bancorp	20,500	266,295
Oportun Financial Corp.*	70,000	501,200
OppFi, Inc.+	7,000	97,930
OptimumBank Holdings, Inc.*	16,600	74,202
PCB Bancorp	18,000	377,640
Penns Woods Bancorp, Inc.+	7,800	236,808
Peoples Bancorp of North Carolina, Inc.	6,452	186,140
Primis Financial Corp.	36,557	396,643
Princeton Bancorp, Inc.	8,179	249,787
Provident Financial Holdings, Inc.	8,300	128,650
Riverview Bancorp, Inc.	24,506	134,783
Security National Financial Corp., Class A*	50,703	499,425
Silvercrest Asset Management Group, Inc., Class A	16,102	255,378
Southern First Bancshares, Inc.*	10,600	403,118
Summit State Bank	7,820	84,769
SWK Holdings Corp.	25,000	368,500
Timberland Bancorp, Inc.	9,104	284,045
Union Bankshares, Inc.+	5,575	148,406
United Security Bancshares	33,000	285,450
Usio, Inc.*	90,000	137,700
Waterstone Financial, Inc.	32,647	450,855
Western New England Bancorp, Inc.	45,844	423,140
Westwood Holdings Group, Inc.	27,500	429,000

		17,856,640

Health Care - 29.59%
4D Molecular Therapeutics, Inc.*	25,000	92,750
Accuray, Inc.*	201,100	275,507
Aclaris Therapeutics, Inc.*	197,019	279,767
Acrivon Therapeutics, Inc.*+	18,000	21,420

12	Annual Report | June 30, 2025

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

Common Stocks (continued)

Health Care (continued)
Actinium Pharmaceuticals, Inc.*+	40,000	$56,000
Acumen Pharmaceuticals, Inc.*	101,871	118,170
Adicet Bio, Inc.*	91,300	55,693
AirSculpt Technologies, Inc.*+	62,000	299,460
Alector, Inc.*	115,000	161,000
Alpha Teknova, Inc.*+	75,000	368,250
Alto Neuroscience, Inc.*+	50,000	110,000
Alumis, Inc.*	63,400	190,200
American Shared Hospital Services*	8,700	20,967
American Well Corp., Class A*	5,000	44,450
Amylyx Pharmaceuticals, Inc.*+	16,500	105,765
AN2 Therapeutics, Inc.*	59,000	62,540
Anika Therapeutics, Inc.*	17,500	185,150
Annexon, Inc.*+	85,000	204,000
Annovis Bio, Inc.*+	15,300	33,201
Apyx Medical Corp.*+	55,300	124,425
Aquestive Therapeutics, Inc.*+	110,000	364,100
Armata Pharmaceuticals, Inc.*	41,382	78,626
Artiva Biotherapeutics, Inc.*	35,000	52,850
Assembly Biosciences, Inc.*	13,750	249,150
Atara Biotherapeutics, Inc.*	14,000	108,080
Atea Pharmaceuticals, Inc.*	133,300	479,880
Aura Biosciences, Inc.*+	16,276	101,888
BioAge Labs, Inc.*	50,000	206,500
Biodesix, Inc.*	116,311	32,823
Biomea Fusion, Inc.*+	68,300	122,940
Biote Corp., Class A*	50,000	201,000
Black Diamond Therapeutics, Inc.*+	88,000	218,240
Boundless Bio, Inc.*	50,500	51,005
Butterfly Network, Inc.*	63,000	126,000
C4 Therapeutics, Inc.*+	100,000	143,000
Cabaletta Bio, Inc.*+	37,675	57,266
Calidi Biotherapeutics, Inc.*	10,000	2,300
CAMP4 Therapeutics Corp.*	25,000	36,250

Industry Company	Shares	Value

Health Care (continued)
Candel Therapeutics, Inc.*	50,000	$253,000
CareCloud, Inc.*	42,763	100,921
Cargo Therapeutics, Inc.*	60,000	247,200
Caribou Biosciences, Inc.*+	130,000	163,800
Cerus Corp.*	160,000	225,600
Claritev Corp.*+	12,600	568,638
Clearside Biomedical, Inc.*	205,000	164,000
Climb Bio, Inc.*	123,800	153,512
Codexis, Inc.*	92,000	224,480
Coherus Oncology, Inc.*+	143,000	104,576
Contineum Therapeutics, Inc., Class A*	19,200	76,224
Corvus Pharmaceuticals, Inc.*+	60,000	240,000
Cumberland Pharmaceuticals, Inc.*	49,887	167,121
CVRx, Inc.*+	49,600	291,648
CytomX Therapeutics, Inc.*	126,000	286,020
Design Therapeutics, Inc.*+	65,000	219,050
Editas Medicine, Inc.*+	120,000	264,000
Electromed, Inc.*	27,000	593,730
Enanta Pharmaceuticals, Inc.*	25,000	189,000
Eton Pharmaceuticals, Inc.*	26,700	380,475
Exagen, Inc.*	22,600	157,748
Fate Therapeutics, Inc.*	25,000	28,000
Fibrobiologics, Inc.*	40,000	24,888
Foghorn Therapeutics, Inc.*	57,500	270,250
Fractyl Health, Inc.*+	45,500	73,710
Fulcrum Therapeutics, Inc.*	90,000	619,200
Gain Therapeutics, Inc.*	30,004	54,007
Gossamer Bio, Inc.*	460,000	565,800
Humacyte, Inc.*+	175,000	365,750
Hyperfine, Inc.*	57,800	41,593
Ikena Oncology, Inc.*	87,500	117,250
Immuneering Corp., Class A*+	49,849	167,991
Immunic, Inc.*	115,000	80,212
InfuSystem Holdings, Inc.*	34,800	217,152
Inhibrx Biosciences, Inc.*+	16,500	235,455
Inogen, Inc.*	51,700	363,451

bridgewayfunds.com	13

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

Common Stocks (continued)

Health Care (continued)
IO Biotech, Inc.*	75,000	$104,250
Ironwood Pharmaceuticals, Inc.*	75,000	53,790
Kalaris Therapeutics, Inc.*	7,500	20,025
Karyopharm Therapeutics, Inc.*+	10,000	43,100
Kewaunee Scientific Corp.*	9,200	540,040
Kodiak Sciences, Inc.*	94,200	351,366
Kyverna Therapeutics, Inc.*+	54,000	165,780
Larimar Therapeutics, Inc.*	96,916	280,087
Lexeo Therapeutics, Inc.*+	50,000	201,000
Lifecore Biomedical, Inc.*	56,900	462,028
LifeMD, Inc.*	55,500	755,910
Lineage Cell Therapeutics, Inc.*	150,000	136,110
Lyell Immunopharma, Inc.*	18,000	159,120
MacroGenics, Inc.*	118,500	143,385
MAIA Biotechnology, Inc.*	36,000	64,800
MaxCyte, Inc.*	125,000	272,500
MBX Biosciences, Inc.*+	29,200	333,172
MediciNova, Inc.*	70,247	92,024
Metagenomi, Inc.*+	92,200	136,456
Milestone Scientific, Inc.*	149,500	95,157
Monte Rosa Therapeutics, Inc.*+	75,000	338,250
Myomo, Inc.*	67,500	145,800
NanoViricides, Inc.*	44,039	61,655
Nautilus Biotechnology, Inc.*	125,000	90,613
Neumora Therapeutics, Inc.*	125,000	91,663
Neuronetics, Inc.*+	70,205	245,015
Nkarta, Inc.*	75,000	124,500
Olema Pharmaceuticals, Inc.*+	50,000	213,000
Omeros Corp.*+	28,215	84,645
OmniAb, Inc.*	40,000	69,600
OnKure Therapeutics, Inc., Class A*	25,000	59,750
OraSure Technologies, Inc.*	90,000	270,000
Orchestra BioMed Holdings, Inc.*+	25,000	67,000
OS Therapies, Inc.*	25,000	47,000
Owlet, Inc.*	25,225	211,890

Industry Company	Shares	Value

Health Care (continued)
PepGen, Inc.*+	78,923	$87,605
Performant Healthcare, Inc.*	178,300	713,200
Perspective Therapeutics, Inc.*	100,000	344,000
Pliant Therapeutics, Inc.*	82,300	95,468
PMV Pharmaceuticals, Inc.*	58,400	61,904
Prelude Therapeutics, Inc.*+	85,000	68,799
Prime Medicine, Inc.*+	200,000	494,000
Protalix BioTherapeutics, Inc.*+	180,000	266,400
Protara Therapeutics, Inc.*+	52,500	159,075
Pulmonx Corp.*	61,000	157,990
Puma Biotechnology, Inc.*	73,300	251,419
Pyxis Oncology, Inc.*+	127,095	139,805
Quantum-Si, Inc.*+	190,000	372,400
Quince Therapeutics, Inc.*	72,922	120,321
Rani Therapeutics Holdings, Inc., Class A*	46,500	23,896
RAPT Therapeutics, Inc.*+	15,625	125,000
Retractable Technologies, Inc.*	71,700	45,852
Rigel Pharmaceuticals, Inc.*	21,500	402,695
Sagimet Biosciences, Inc., Class A*+	48,900	372,618
scPharmaceuticals, Inc.*+	61,300	233,553
SCYNEXIS, Inc.*	59,500	40,151
Seer, Inc.*	116,700	249,738
Sera Prognostics, Inc., Class A*+	41,105	113,861
Seres Therapeutics, Inc.*	12,500	138,875
Serina Therapeutics, Inc.*	2,495	15,369
Shattuck Labs, Inc.*+	92,300	73,083
Sight Sciences, Inc.*	90,533	373,901
Skye Bioscience, Inc.*+	42,000	175,560
Solid Biosciences, Inc.*+	90,071	438,646
Spero Therapeutics, Inc.*	64,800	187,920
Stereotaxis, Inc.*	127,100	269,452
SunLink Health Systems, Inc.*	19,795	17,420
Tango Therapeutics, Inc.*+	125,000	640,000

14	Annual Report | June 30, 2025

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

Common Stocks (continued)

Health Care (continued)
Tectonic Therapeutic, Inc.*+	11,783	$234,128
Tela Bio, Inc.*	50,000	97,000
Terns Pharmaceuticals, Inc.*	95,000	354,350
Tevogen Bio Holdings, Inc.*#	49,500	61,875
TherapeuticsMD, Inc.*	34,000	39,440
Trevi Therapeutics, Inc.*+	42,881	234,559
TriSalus Life Sciences, Inc.*+	65,000	354,250
TScan Therapeutics, Inc.*	143,700	208,365
UNITY Biotechnology, Inc.*	25,000	9,500
Utah Medical Products, Inc.	5,000	284,600
Vanda Pharmaceuticals, Inc.*	79,500	375,240
Ventyx Biosciences, Inc.*	39,000	83,460
Voyager Therapeutics, Inc.*	106,259	330,465
Werewolf Therapeutics, Inc.*	100,000	109,000
Xilio Therapeutics, Inc.*+	56,081	38,129
XOMA Royalty Corp.*	25,000	630,000
Xtant Medical Holdings, Inc.*	154,100	113,880
Y-mAbs Therapeutics, Inc.*	49,900	225,049
Zentalis Pharmaceuticals, Inc.*+	77,300	89,668
Zynex, Inc.*	38,400	99,072

		31,508,552

Industrials - 12.29%
3D Systems Corp.*+	71,500	110,110
Acme United Corp.+	6,235	258,441
Air Industries Group*	4,000	13,440
Alpha Pro Tech, Ltd.*	35,901	168,376
Alta Equipment Group, Inc.+	35,000	221,200
Amprius Technologies, Inc.*	135,000	568,350
Avalon Holdings Corp., Class A*	3,900	9,711
Babcock & Wilcox Enterprises, Inc.*	50,000	48,105
BGSF, Inc.*	17,400	110,838
BlackSky Technology, Inc.*+	27,050	556,689

Industry Company	Shares	Value

Industrials (continued)
Bridger Aerospace Group Holdings, Inc.*+	65,000	$125,450
Chicago Rivet & Machine Co.	8,000	97,840
Complete Solaria, Inc.*#+	134,500	247,480
CompX International, Inc.+	26,586	706,390
CPI Aerostructures, Inc.*	21,200	74,200
Eastern Co. (The)	9,700	221,354
Energy Vault Holdings, Inc.*+	50,000	35,840
Espey Mfg. & Electronics Corp.	4,608	210,632
ESS Tech, Inc.*	10,000	13,300
EVI Industries, Inc.	5,000	109,150
Forrester Research, Inc.*	24,100	238,590
FreightCar America, Inc.*	50,000	431,000
Gencor Industries, Inc.*	29,200	408,800
Hudson Global, Inc.*+	10,942	93,116
Hurco Cos., Inc.*	13,000	245,700
Hyliion Holdings Corp.*	132,500	174,900
INNOVATE Corp.*+	25,000	128,750
Innovative Solutions and Support, Inc.*	25,400	352,552
L B Foster Co., Class A*	18,400	402,408
Mastech Digital, Inc.*	30,544	219,000
Matrix Service Co.*	25,000	337,750
Mayville Engineering Co., Inc.*	15,258	243,518
Mistras Group, Inc.*	48,100	385,281
NN, Inc.*+	64,603	135,666
Orion Group Holdings, Inc.*	53,153	482,098
Palladyne AI Corp.*+	44,400	384,504
Perma-Pipe International Holdings, Inc.*+	27,610	631,441
Proficient Auto Logistics, Inc.*	26,000	188,760
Quad/Graphics, Inc.	44,169	249,555
Radiant Logistics, Inc.*	67,000	407,360
RCM Technologies, Inc.*	16,742	394,609
SIFCO Industries, Inc.*	10,624	39,627
Skillsoft Corp.*	18,000	287,460
SolarMax Technology, Inc.*	20,200	22,018
Southland Holdings, Inc.*	118,000	493,240
Spire Global, Inc.*+	20,000	238,000
Stem, Inc.*	15,600	97,188
Surf Air Mobility, Inc.*+	15,946	58,841
T1 Energy, Inc.*+	175,000	215,250
Team, Inc.*	6,000	109,200

bridgewayfunds.com	15

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

Common Stocks (continued)

Industrials (continued)
TrueBlue, Inc.*	38,000	$246,240
TTEC Holdings, Inc.*	62,000	298,220
Twin Disc, Inc.	16,579	146,392
Ultralife Corp.*+	27,400	246,052
Virco Mfg. Corp.+	19,400	154,812

		13,094,794

Information Technology - 11.82%
8x8, Inc.*	125,000	245,000
908 Devices, Inc.*+	30,500	217,465
ACCESS Newswire, Inc.*	7,500	92,250
Aeva Technologies, Inc.*+	25,000	944,750
Airship AI Holdings, Inc.*+	35,700	210,273
Amtech Systems, Inc.*	14,600	64,824
Arteris, Inc.*	12,000	114,360
AstroNova, Inc.*	30,500	353,495
Aviat Networks, Inc.*	20,900	502,645
Aware, Inc.*	25,000	47,000
AXT, Inc.*	53,000	110,770
Backblaze, Inc., Class A*	56,000	308,000
BK Technologies Corp.*	5,644	266,002
Comtech Telecommunications Corp.*	35,000	85,750
CoreCard Corp.*	9,737	282,081
CPI Card Group, Inc.*	12,500	296,500
CS Disco, Inc.*	50,000	218,500
CSP, Inc.+	44,145	571,236
Digimarc Corp.*+	15,000	198,150
Domo, Inc., Class B*	23,500	328,295
D-Wave Quantum, Inc.*	6,800	99,552
Everspin Technologies, Inc.*	31,400	197,506
Expensify, Inc., Class A*	183,000	473,970
Frequency Electronics, Inc.*	21,500	488,265
Greenidge Generation Holdings, Inc.*	17,000	21,930
GSI Technology, Inc.*	23,000	77,280
Immersion Corp.	40,000	315,200
Information Services Group, Inc.	50,000	240,000
Inseego Corp.*+	18,700	154,088
Intellicheck, Inc.*+	28,447	153,329
inTEST Corp.*	15,000	109,200
Inuvo, Inc.*	20,000	92,000
Kaltura, Inc.*	150,000	301,500
Key Tronic Corp.*	17,400	49,764

Industry Company	Shares	Value

Information Technology (continued)
KVH Industries, Inc.*	32,700	$174,291
LGL Group, Inc. (The)*	9,700	73,914
LivePerson, Inc.*	100,000	101,000
Magnachip Semiconductor Corp.*	45,000	179,100
Methode Electronics, Inc.	45,000	427,950
MicroVision, Inc.*+	250,000	285,000
M-Tron Industries, Inc.*+	6,334	266,028
Network-1 Technologies, Inc.	23,300	28,426
ON24, Inc.*	58,200	316,026
Optical Cable Corp.*	12,600	35,910
Quantum Corp.*+	8,240	82,153
RF Industries, Ltd.*	12,900	83,463
Richardson Electronics, Ltd.	19,011	183,456
Silvaco Group, Inc.*+	25,000	118,000
SmartRent, Inc.*	200,000	198,000
Telos Corp.*	90,075	285,538
TransAct Technologies, Inc.*	34,845	125,791
Trio-Tech International*+	24,300	131,706
Turtle Beach Corp.*	23,000	318,090
Unusual Machines, Inc.*+	10,000	85,700
Upland Software, Inc.*	50,300	98,085
Veritone, Inc.*+	62,900	79,254
VirnetX Holding Corp.*+	5,565	60,380
Vishay Precision Group, Inc.*	15,000	421,500
WidePoint Corp.*	14,458	49,446
WM Technology, Inc.*	166,400	149,094

		12,588,231

Materials - 3.68%
5E Advanced Materials, Inc.*+	2,634	9,272
American Vanguard Corp.	40,000	156,800
Ampco-Pittsburgh Corp.*	66,200	195,952
Arq, Inc.*+	68,779	369,343
Ascent Industries Co.*+	20,950	264,179
Contango ORE, Inc.*	20,000	389,600
Core Molding Technologies, Inc.*	14,400	238,896
Dakota Gold Corp.*	56,500	208,485
Flotek Industries, Inc.*+	51,425	759,033
Friedman Industries, Inc.	19,700	326,232
Gulf Resources, Inc.*	32,360	21,746
Idaho Strategic Resources, Inc.*+	20,007	261,692

16	Annual Report | June 30, 2025

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

Common Stocks (continued)

Materials (continued)
Loop Industries, Inc.*	74,900	$106,358
Northern Technologies International Corp.	14,522	107,608
Solitario Resources Corp.*	155,000	100,750
Tredegar Corp.*	38,700	340,560
United States Antimony Corp.*+	27,800	60,604

		3,917,110

Real Estate - 1.67%
American Realty
Investors, Inc.*+	2,363	33,366
AMREP Corp.*	10,858	227,258
Douglas Elliman, Inc.*	235,329	545,963
Maui Land & Pineapple Co., Inc.*	21,108	383,954
New Concept Energy, Inc.*	8,400	9,450
Offerpad Solutions, Inc.*	25,400	23,114
RE/MAX Holdings, Inc., Class A*	35,000	286,300
Stratus Properties, Inc.*	14,250	269,040

		1,778,445

Utilities - 0.83%
Cadiz, Inc.*+	77,568	231,928
RGC Resources, Inc.	25,000	559,500
Spruce Power Holding Corp.*	44,025	88,931

		880,359

TOTAL COMMON STOCKS - 100.05%		106,543,228

(Cost $90,719,398)

RIGHTS - 0.00%
Adamas Pharmaceuticals, Inc., CVR*Δ#+++	110,000	–
AVROBIO, Inc., CVR*Δ#+++	7,165	–
Enliven Therapeutics, Inc., CVR*Δ#+++	66,800	–
Pineapple Holdings, Inc., CVR*Δ#+++	14,504	870

TOTAL RIGHTS - 0.00%		870

(Cost $ – )

Industry Company		Shares	Value

WARRANTS - 0.03%
LGL Group, Inc. (The), expiring 11/16/25*		29,200	$16,936
M-Tron Industries, Inc., expiring 03/11/28*#		11,334	11,747
Serina Therapeutics, Inc., expiring 07/31/25*Δ#		2,388	–

TOTAL WARRANTS - 0.03%			28,683

(Cost $60,323)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.29%
Fidelity Investments Money Market Government Portfolio Class I	4.23%	313,552	313,552

TOTAL MONEY MARKET FUND - 0.29%			313,552

(Cost $313,552)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 14.83%
Dreyfus Institutional Preferred Government Money Market Fund**	4.29%	15,790,758	15,790,758

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 14.83%			15,790,758

(Cost $15,790,758)

TOTAL INVESTMENTS - 115.20%			$122,677,091
(Cost $106,884,031)

Liabilities in Excess of Other Assets - (15.20%)			(16,182,340)

NET ASSETS - 100.00%			$106,494,751

bridgewayfunds.com	17

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

#    Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $711,480, which is 0.67% of total net assets.

*   Non-income producing security.

**   This security represents the investment of the cash collateral received in connection with securities out on loan as of June 30, 2025.

^  Rate disclosed as of June 30, 2025.

Δ    Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.

+    This security or a portion of the security is out on loan at June 30, 2025. Total loaned securities had a value of $20,408,931, which included loaned securities with a value of $219,279 that have been sold and are pending settlement as of June 30, 2025. The total market value of loaned securities excluding these pending sales is $20,189,652. See Note 2 for disclosure of cash and non-cash collateral.

+++  No stated maturity date.

CVR- Contingent Value Right

18	Annual Report | June 30, 2025

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 6/30/2025:

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$ 3,661,324	$–	$69,048	$ 3,730,372
Other Industries (a)	102,812,856	–	–	102,812,856

Total Common Stocks	106,474,180	–	69,048	106,543,228
Rights	–	–	870	870
Warrants	28,683	–	0	28,683
Money Market Fund	313,552	–	–	313,552
Investments Purchased With Cash Proceeds From Securities Lending	15,790,758	–	–	15,790,758

TOTAL	$122,607,173	$–	$69,918	$122,677,091

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
	Common Stocks	Rights	Warrants	Total

Balance as of 06/30/2024	$69,048	$3,916	$0	$72,964
Purchases/Issuances	–	–	–	–
Sales/Expirations	–	(41,325)	–	(41,325)
Return of Capital	–	–	–	–
Realized Gain/(Loss)	–	11,349	–	11,349
Change in unrealized Appreciation/(Depreciation)	–	26,930	–	26,930
Transfers in	–	–	–	–
Transfers out	–	–	–	–

Balance as of 06/30/2025	$69,048	$870	$0	$69,918

Net change in unrealized Appreciation/(Depreciation) from investments held as of 06/30/2025	$–	$(3,046)	$–	$(3,046)

See Notes to Financial Statements.

bridgewayfunds.com	19

Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

COMMON STOCKS - 100.01%

Communication Services - 3.01%
AMC Networks, Inc., Class A*	144,599	$906,636
Bumble, Inc., Class A*+	480,000	3,163,200
iHeartMedia, Inc., Class A*	409,275	720,324
TEGNA, Inc.	251,000	4,206,760
Vimeo, Inc.*	400,000	1,616,000

		10,612,920

Consumer Discretionary - 11.63%
Academy Sports & Outdoors, Inc.	72,097	3,230,667
American Axle & Manufacturing Holdings, Inc.*	408,100	1,665,048
American Public Education, Inc.*	101,500	3,091,690
Ethan Allen Interiors, Inc.	137,223	3,821,660
Genesco, Inc.*	92,070	1,812,858
G-III Apparel Group, Ltd.*	156,000	3,494,400
Graham Holdings Co., Class B	3,800	3,595,446
Hovnanian Enterprises, Inc., Class A*	20,600	2,153,730
Laureate Education, Inc.*	44,200	1,033,396
La-Z-Boy, Inc.	69,687	2,590,266
Lovesac Co. (The)*+	160,611	2,923,120
ODP Corp. (The)*	77,912	1,412,545
Perdoceo Education Corp.	100,338	3,280,049
Sally Beauty Holdings, Inc.*	395,000	3,657,700
Signet Jewelers, Ltd.	40,000	3,182,000

		40,944,575

Consumer Staples - 5.43%
Cal-Maine Foods, Inc.	41,600	4,144,608
Central Garden & Pet Co., Class A*	124,300	3,889,347
Dole PLC	161,600	2,260,784
Ingles Markets, Inc., Class A	33,100	2,097,878
SpartanNash Co.	137,000	3,629,130
United Natural Foods, Inc.*	132,856	3,096,873

		19,118,620

Energy - 3.50%
Amplify Energy Corp.*+	376,019	1,203,261

Industry Company	Shares	Value

Energy (continued)
Helix Energy Solutions Group, Inc.*	160,000	$998,400
Liberty Energy, Inc.	218,509	2,508,483
Magnolia Oil & Gas Corp., Class A+	112,500	2,529,000
REX American Resources Corp.*	17,926	873,175
Teekay Corp., Ltd.	423,427	3,493,273
VAALCO Energy, Inc.+	203,600	734,996

		12,340,588

Financials - 34.15%
1st Source Corp.	51,000	3,165,570
Amalgamated Financial Corp.	78,000	2,433,600
Ameris Bancorp	28,000	1,811,600
Atlanticus Holdings Corp.*	32,684	1,789,449
Axos Financial, Inc.*	66,800	5,079,472
BancFirst Corp.	17,000	2,101,540
Banco Latinoamericano de Comercio Exterior SA, Class E	44,189	1,780,817
Bank of NT Butterfield & Son, Ltd. (The)	63,900	2,829,492
Banner Corp.	51,000	3,271,650
Bread Financial Holdings, Inc.	60,200	3,438,624
Byline Bancorp, Inc.	152,700	4,081,671
Cadence Bank	100,033	3,199,055
Cathay General Bancorp	54,000	2,458,620
City Holding Co.+	36,200	4,431,604
Coastal Financial Corp.*	36,932	3,577,603
Employers Holdings, Inc.	30,000	1,415,400
Enact Holdings, Inc.	101,400	3,767,010
Enova International, Inc.*	42,700	4,761,904
Enterprise Financial Services Corp.	67,000	3,691,700
FB Financial Corp.	59,400	2,690,820
Federal Agricultural Mortgage Corp., Class C	4,800	932,544
First BanCorp	143,600	2,991,188
First Financial Bancorp	117,900	2,860,254
Fulton Financial Corp.	221,700	3,999,468
Hancock Whitney Corp.	78,800	4,523,120
Hanmi Financial Corp.	115,200	2,843,136
Heritage Insurance Holdings, Inc.*	41,664	1,039,100
Horace Mann Educators Corp.	21,000	902,370

20	Annual Report | June 30, 2025

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
International Bancshares Corp.	17,000	$1,131,520
Mercury General Corp.	28,000	1,885,520
NMI Holdings, Inc.*	45,000	1,898,550
OFG Bancorp	43,300	1,853,240
Old Second Bancorp, Inc.	156,900	2,783,406
Pathward Financial, Inc.	52,300	4,137,976
Peoples Bancorp, Inc.	26,600	812,364
Preferred Bank	10,000	865,450
PROG Holdings, Inc.	120,447	3,535,120
QCR Holdings, Inc.	43,500	2,953,650
Stellar Bancorp, Inc.	93,640	2,620,047
TriCo Bancshares	36,800	1,490,032
United Bankshares, Inc.	42,146	1,535,379
Universal Insurance Holdings, Inc.	33,000	915,090
Waterstone Financial, Inc.	242,900	3,354,449
World Acceptance Corp.*	11,400	1,882,368
WSFS Financial Corp.	86,059	4,733,245

		120,255,787

Health Care - 5.28%
HealthStream, Inc.	92,484	2,559,032
Innoviva, Inc.*	99,988	2,008,759
OraSure Technologies, Inc.*	534,000	1,602,000
Pacira BioSciences, Inc.*+	82,000	1,959,800
Phibro Animal Health Corp., Class A	82,593	2,109,425
Prestige Consumer Healthcare, Inc.*	54,600	4,359,810
SIGA Technologies, Inc.	91,568	597,024
Supernus Pharmaceuticals, Inc.*	108,000	3,404,160

		18,600,010

Industrials - 17.01%
Apogee Enterprises, Inc.	38,962	1,581,857
BlueLinx Holdings, Inc.*	26,057	1,938,120
Boise Cascade Co.	42,900	3,724,578
BrightView Holdings, Inc.*	117,000	1,948,050
Costamare, Inc.	118,500	1,079,535
Deluxe Corp.	183,500	2,919,485
DNOW, Inc.*	60,000	889,800
EnerSys	18,800	1,612,476
Ennis, Inc.	45,000	816,300

Industry Company	Shares	Value

Industrials (continued)
GMS, Inc.*	27,515	$2,992,256
Greenbrier Cos., Inc. (The)	62,200	2,864,310
Heidrick & Struggles International, Inc.	87,018	3,981,944
IBEX Holdings, Ltd.*	117,576	3,421,462
Interface, Inc.	171,166	3,582,504
Kennametal, Inc.	65,000	1,492,400
Korn Ferry	56,892	4,171,890
Matson, Inc.	33,800	3,763,630
Primoris Services Corp.	45,605	3,554,454
Rush Enterprises, Inc., Class A	72,000	3,708,720
SkyWest, Inc.*	49,300	5,076,421
Steelcase, Inc., Class A	240,000	2,503,200
Sun Country Airlines Holdings, Inc.*	195,600	2,298,300

		59,921,692

Information Technology - 8.13%
Amkor Technology, Inc.	52,500	1,101,975
Consensus Cloud Solutions, Inc.*	76,723	1,769,233
Daktronics, Inc.*+	223,153	3,374,073
Digi International, Inc.*	103,200	3,597,552
NETGEAR, Inc.*	125,400	3,645,378
NetScout Systems, Inc.*	172,300	4,274,763
Sanmina Corp.*	21,000	2,054,430
ScanSource, Inc.*	83,600	3,495,316
Synaptics, Inc.*	45,000	2,916,900
Verint Systems, Inc.*	122,000	2,399,740

		28,629,360

Materials - 3.33%
Innospec, Inc.	19,300	1,622,937
Koppers Holdings, Inc.	32,800	1,054,520
Rayonier Advanced Materials, Inc.*	172,447	663,921
Ryerson Holding Corp.	82,696	1,783,753
SunCoke Energy, Inc.	435,800	3,743,522
Sylvamo Corp.	57,000	2,855,700

		11,724,353

Real Estate - 6.79%
American Assets Trust, Inc.	87,000	1,718,250
CBL & Associates Properties, Inc.	100,072	2,540,828
Chatham Lodging Trust	100,000	697,000
Douglas Emmett, Inc.+	103,000	1,549,120

bridgewayfunds.com	21

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Industry Company		Shares	Value

Common Stocks (continued)
Real Estate (continued)
Essential Properties Realty Trust, Inc.+		139,900	$4,464,209
Four Corners Property Trust, Inc.+		150,000	4,036,500
Getty Realty Corp.+		131,900	3,645,716
Innovative Industrial Properties, Inc.		32,200	1,778,084
LTC Properties, Inc.		65,000	2,249,650
Summit Hotel Properties, Inc.+		243,000	1,236,870

			23,916,227

Utilities - 1.75%
Avista Corp.		21,000	796,950
Black Hills Corp.		15,000	841,500
Otter Tail Corp.		34,800	2,682,732
Portland General Electric Co.		45,000	1,828,350

			6,149,532

TOTAL COMMON STOCKS - 100.01%			352,213,664

(Cost $350,943,285)

Rate^		Shares	Value

MONEY MARKET FUND - 0.00%
Fidelity Investments Money Market Government Portfolio Class I	4.23%	362	362

TOTAL MONEY MARKET FUND - 0.00%			362

(Cost $362)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.32%
Dreyfus Institutional Preferred Government Money Market Fund** 4.29%		4,661,001	$4,661,001

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.32%			4,661,001

(Cost $4,661,001)

TOTAL INVESTMENTS - 101.33%			$356,875,027
(Cost $355,604,648)
Liabilities in Excess of Other Assets - (1.33%)			(4,697,755)

NET ASSETS - 100.00%			$352,177,272

*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of June 30, 2025.
^	Rate disclosed as of June 30, 2025.
+

This security or a portion of the security is out on loan as of June 30, 2025. Total loaned securities had a value of $20,489,577 as of June 30, 2025. See Note 2 for disclosure of cash and non-cash collateral.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 6/30/2025:

Valuation Inputs

Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$352,213,664	$–	$–	$352,213,664
Money Market Fund	362	–	–	362
Investments Purchased With Cash Proceeds From Securities Lending	4,661,001	–	–	4,661,001

TOTAL	$356,875,027	$–	$–	$356,875,027

(a)	- Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Financial Statements.

22	Annual Report | June 30, 2025

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

COMMON STOCKS - 99.62%
Communication Services - 5.08%
Advantage Solutions, Inc.*	949,643	$1,253,529
AMC Networks, Inc., Class A*	100,000	627,000
Angi, Inc.*	65,000	991,900
ATN International, Inc.	34,600	562,250
Bandwidth, Inc., Class A*	50,000	795,000
Cable One, Inc.+	15,000	2,037,150
Cars.com, Inc.*	165,000	1,955,250
comScore, Inc.*	15,000	72,300
Creative Realities, Inc.*	10,000	33,700
DHI Group, Inc.*	56,800	168,696
Entravision Communications Corp., Class A	310,800	721,056
Gaia, Inc.*	77,000	338,030
Gray Media, Inc.	221,100	1,001,583
Harte Hanks, Inc.*	7,700	30,646
Liberty Latin America, Ltd., Class A*	100,000	610,000
Liberty Latin America, Ltd., Class C*	576,500	3,585,830
Marcus Corp. (The)	168,000	2,832,480
Playstudios, Inc.*	75,000	98,250
Saga Communications, Inc., Class A	27,000	351,000
Scholastic Corp.	83,250	1,746,585
Sphere Entertainment Co.*+	170,000	7,106,000
Taboola.com, Ltd.*	887,500	3,248,250
Teads Holding Co.*	249,466	618,676
TEGNA, Inc.	450,000	7,542,000
Telephone and Data Systems, Inc.	308,300	10,969,314
Townsquare Media, Inc., Class A	69,900	552,909
United States Cellular Corp.*+	2,982	190,758
WideOpenWest, Inc.*	259,100	1,051,946
Ziff Davis, Inc.*	115,000	3,481,050

		54,573,138

Consumer Discretionary - 13.03%
1-800-Flowers.com, Inc., Class A*+	241,400	1,187,688
Abercrombie & Fitch Co., Class A*	23,600	1,955,260
Adient PLC*	185,000	3,600,100
Advance Auto Parts, Inc.+	175,000	8,135,750

Industry Company	Shares	Value

Consumer Discretionary (continued)
aka Brands Holding Corp.*	1,000	$10,300
Alliance Entertainment Holding Corp.*+	22,200	83,694
A-Mark Precious Metals, Inc.	60,000	1,330,800
AMCON Distributing Co.	2,450	269,745
American Axle & Manufacturing Holdings, Inc.*	313,996	1,281,104
American Outdoor Brands, Inc.*	49,500	517,275
American Public Education, Inc.*	61,100	1,861,106
Ark Restaurants Corp.	8,500	77,563
Arko Corp.+	300,000	1,269,000
Bassett Furniture Industries, Inc.	21,900	332,880
Beazer Homes USA, Inc.*	2,300	51,451
Big 5 Sporting Goods Corp.	78,700	111,754
Biglari Holdings, Inc., Class B*+	6,200	1,811,702
Caleres, Inc.	91,200	1,114,464
Century Communities, Inc.	75,800	4,269,056
China Automotive Systems, Inc.	136,350	556,308
Citi Trends, Inc.*	12,147	405,588
Crown Crafts, Inc.	75,850	217,689
Dana, Inc.	596,600	10,231,690
Designer Brands, Inc., Class A+	119,500	284,410
Destination XL Group, Inc.*	144,544	160,444
Duluth Holdings, Inc., Class B*	98,300	206,430
El Pollo Loco Holdings, Inc.*	158,300	1,742,883
Escalade, Inc.	23,200	324,336
Flanigan’s Enterprises, Inc.	14,000	486,080
Flexsteel Industries, Inc.	20,159	726,329
Fossil Group, Inc.*	38,500	56,980
Funko, Inc., Class A*	185,000	880,600
Genesco, Inc.*	35,700	702,933
GigaCloud Technology, Inc., Class A*+	178,700	3,534,686
G-III Apparel Group, Ltd.*	187,500	4,200,000

bridgewayfunds.com	23

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Good Times Restaurants, Inc.*	106,000	$189,740
Guess?, Inc.+	114,834	1,388,343
Hamilton Beach Brands Holding Co., Class A	44,900	803,261
Haverty Furniture Cos., Inc.	74,400	1,514,040
Holley, Inc.*+	261,300	522,600
Hooker Furnishings Corp.	35,000	370,300
Hovnanian Enterprises, Inc., Class A*	23,500	2,456,925
JAKKS Pacific, Inc.	62,300	1,294,594
Johnson Outdoors, Inc., Class A	1,959	59,299
Kohl’s Corp.+	280,000	2,374,400
Lands’ End, Inc.*	38,539	412,753
Latham Group, Inc.*	402,300	2,566,674
LCI Industries	68,828	6,276,425
Legacy Housing Corp.*	3,331	75,480
Lifetime Brands, Inc.	81,466	415,477
Live Ventures, Inc.*	15,550	270,259
Lovesac Co. (The)*	51,000	928,200
Lulu’s Fashion Lounge Holdings, Inc.*	25,000	7,500
M/I Homes, Inc.*	3,700	414,844
MarineMax, Inc.*+	56,400	1,417,896
Marriott Vacations Worldwide Corp.+	25,000	1,807,750
MasterCraft Boat Holdings, Inc.*+	51,600	958,728
Monro, Inc.	69,500	1,036,245
Motorcar Parts of America, Inc.*+	94,121	1,054,155
Movado Group, Inc.	45,000	686,250
Newell Brands, Inc.	1,034,338	5,585,425
ODP Corp. (The)*	72,500	1,314,425
OneWater Marine, Inc., Class A*+	14,900	199,511
Outdoor Holding Co.*+	281,200	359,936
Patrick Industries, Inc.+	147	13,564
Penn Entertainment, Inc.*+	421,500	7,532,205
Perdoceo Education Corp.	2,500	81,725
Petco Health & Wellness Co., Inc.*+	808,000	2,286,640
Phinia, Inc.	174,000	7,741,260
Rocky Brands, Inc.	27,200	603,568
Sally Beauty Holdings, Inc.*	327,448	3,032,168
Shoe Carnival, Inc.+	104,500	1,955,195

Industry Company	Shares	Value

Consumer Discretionary (continued)
Signet Jewelers, Ltd.	106,500	$8,472,075
Sportsman’s Warehouse Holdings, Inc.*	3,300	11,385
Standard Motor Products, Inc.	81,600	2,506,752
Strattec Security Corp.*	12,012	747,267
Superior Group of Cos., Inc.	47,200	486,160
Target Hospitality Corp.*+	25,000	178,000
Tilly’s, Inc., Class A*+	1,600	2,208
Topgolf Callaway Brands Corp.*+	500,000	4,025,000
Traeger, Inc.*	497,300	850,383
Unifi, Inc.*	4,273	22,305
Universal Electronics, Inc.*	20,560	136,107
Vera Bradley, Inc.*	69,600	153,816
Vince Holding Corp.*	41,263	59,419
Visteon Corp.*	43,500	4,058,550
Weyco Group, Inc.	40,000	1,326,400
Winnebago Industries, Inc.	73,481	2,130,949
Zumiez, Inc.*	51,028	676,631

		139,839,245

Consumer Staples - 5.48%
Andersons, Inc. (The)	133,973	4,923,508
B&G Foods, Inc.+	247,300	1,046,079
Central Garden & Pet Co.*+	28,000	985,040
Central Garden & Pet Co., Class A*	195,700	6,123,453
Coffee Holding Co., Inc.*	1,000	4,330
Dole PLC	477,500	6,680,225
Edgewell Personal Care Co.	118,500	2,774,085
Fresh Del Monte
Produce, Inc.+	191,477	6,207,684
Grocery Outlet Holding Corp.*	235,000	2,918,700
Hain Celestial Group, Inc. (The)*	126,500	192,280
HF Foods Group, Inc.*	38,826	123,467
Ingles Markets, Inc., Class A	48,400	3,067,592
Natural Alternatives International, Inc.*	18,100	59,368
Natural Grocers by Vitamin Cottage, Inc.	50,600	1,986,050
Nature’s Sunshine Products, Inc.*	6,593	97,510

24	Annual Report | June 30, 2025

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Staples (continued)
Olaplex Holdings, Inc.*+	1,429,000	$2,000,600
Seneca Foods Corp., Class A*	20,900	2,119,887
SpartanNash Co.	110,946	2,938,959
Spectrum Brands Holdings, Inc.	56,600	2,999,800
TreeHouse Foods, Inc.*	125,000	2,427,500
United Natural Foods, Inc.*	241,900	5,638,689
USANA Health Sciences, Inc.*	25,000	763,250
Village Super Market, Inc., Class A	65,750	2,531,375
Weis Markets, Inc.	2,924	211,961

		58,821,392

Energy - 13.75%
Amplify Energy Corp.*+	124,600	398,720
Archrock, Inc.	8,816	218,901
Ardmore Shipping Corp.	141,400	1,357,440
Barnwell Industries, Inc.*	15,500	17,515
Berry Corp.	238,400	660,368
Bristow Group, Inc.*	109,333	3,604,709
Clean Energy Fuels Corp.*	600,000	1,170,000
Crescent Energy Co., Class A	665,655	5,724,633
Delek US Holdings, Inc.	267,000	5,655,060
DHT Holdings, Inc.	569,500	6,156,295
Diversified Energy Co. PLC+	202,542	2,971,291
DMC Global, Inc.*	64,500	519,870
Dorian LPG, Ltd.	211,300	5,151,494
Drilling Tools International Corp.*+	71,741	204,462
Epsilon Energy, Ltd.	90,000	664,200
Forum Energy Technologies, Inc.*	28,900	562,683
FutureFuel Corp.	106,900	414,772
Geospace Technologies Corp.*+	62,016	884,348
Gran Tierra Energy, Inc.*	100,000	477,000
Gulf Island Fabrication, Inc.*	50,000	332,500
Gulfport Energy Corp.*	44,600	8,972,182
Hallador Energy Co.*	205,000	3,245,150
Helix Energy Solutions Group, Inc.*	370,406	2,311,333
Helmerich & Payne, Inc.	170,000	2,577,200
Innovex International, Inc.*	114,800	1,793,176

Industry Company	Shares	Value

Energy (continued)
International Seaways, Inc.+	160,459	$5,853,544
Kolibri Global Energy, Inc.*+	10,000	68,500
Liberty Energy, Inc.	402,500	4,620,700
Mammoth Energy Services, Inc.*	121,500	340,200
NACCO Industries, Inc., Class A	23,892	1,058,655
National Energy Services Reunited Corp.*+	237,100	1,427,342
Natural Gas Services Group, Inc.*	114,752	2,961,749
NCS Multistage Holdings, Inc.*	10,000	295,300
Nordic American Tankers, Ltd.	625,000	1,643,750
NPK International, Inc.*	250,000	2,127,500
Oil States International, Inc.*	245,700	1,316,952
Par Pacific Holdings, Inc.*	164,800	4,372,144
Peabody Energy Corp.	380,000	5,099,600
PrimeEnergy Resources Corp.*	2,241	328,038
ProFrac Holding Corp., Class A*+	572,500	4,442,600
ProPetro Holding Corp.*	327,500	1,955,175
Ranger Energy Services, Inc., Class A	113,850	1,359,369
REX American Resources Corp.*	90,900	4,427,739
Ring Energy, Inc.*+	533,393	423,514
RPC, Inc.+	562,000	2,658,260
SandRidge Energy, Inc.	90,550	979,751
Scorpio Tankers, Inc.	30,000	1,173,900
SEACOR Marine Holdings, Inc.*	16,390	83,589
Seadrill, Ltd.*+	177,053	4,647,641
Select Water Solutions, Inc.	431,300	3,726,432
SFL Corp., Ltd.+	669,132	5,573,870
Smart Sand, Inc.	220,500	443,205
Summit Midstream Corp.*	28,000	686,840
Talos Energy, Inc.*+	431,179	3,656,398
Teekay Corp., Ltd.	590,000	4,867,500
Teekay Tankers, Ltd., Class A	167,000	6,967,240
TETRA Technologies, Inc.*	400,000	1,344,000
US Energy Corp.*+	27,000	37,800
VAALCO Energy, Inc.	472,200	1,704,642

bridgewayfunds.com	25

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Energy (continued)
Vital Energy, Inc.*+	100,000	$1,609,000
World Kinect Corp.	255,600	7,246,260

		147,574,001

Financials - 33.97%
1st Source Corp.	69,800	4,332,486
Acacia Research Corp.*+	45,000	161,100
ACNB Corp.	51,400	2,201,976
Alerus Financial Corp.	9,750	210,990
Amalgamated Financial Corp.	94,930	2,961,816
Ambac Financial Group, Inc.*	110,000	781,000
Amerant Bancorp, Inc.	25,000	455,750
AmeriServ Financial, Inc.	77,900	236,816
Ames National Corp.	6,008	107,003
Associated Capital Group, Inc., Class A	1,000	37,500
Atlanticus Holdings Corp.*	1,610	88,148
Auburn National BanCorp, Inc.	12,000	310,800
Banco Latinoamericano de Comercio Exterior SA, Class E	108,400	4,368,520
Bank of Marin Bancorp	15,047	343,673
Bank of NT Butterfield & Son, Ltd. (The)	35,000	1,549,800
Bank of the James Financial Group, Inc.	13,000	182,910
Bank7 Corp.	16,375	684,966
BankFinancial Corp.	44,100	510,237
BankUnited, Inc.	180,964	6,440,509
Bankwell Financial Group, Inc.	15,000	540,450
Banner Corp.	83,127	5,332,597
Bar Harbor Bankshares	50,966	1,526,941
BayCom Corp.	38,313	1,061,653
BCB Bancorp, Inc.	42,000	353,640
Berkshire Hills Bancorp, Inc.	115,000	2,879,600
Blue Ridge Bankshares, Inc.*+	21,237	76,241
Bread Financial Holdings, Inc.	111,500	6,368,880
Bridgewater Bancshares, Inc.*	57,500	914,825
Brookline Bancorp, Inc.	200,000	2,110,000
Business First Bancshares, Inc.	85,800	2,114,970
Byline Bancorp, Inc.	149,800	4,004,154

Industry Company	Shares	Value

Financials (continued)
C&F Financial Corp.	13,600	$839,528
California BanCorp*	47,700	751,752
Camden National Corp.	39,100	1,586,678
Capital Bancorp, Inc.	73,950	2,483,241
Capital City Bank Group, Inc.	37,172	1,462,718
Carter Bankshares, Inc.*	60,485	1,048,810
CB Financial Services, Inc.+	20,400	581,400
Central Pacific Financial Corp.	67,000	1,878,010
CF Bankshares, Inc.	19,000	455,430
Chemung Financial Corp.	19,500	945,165
ChoiceOne Financial Services, Inc.	28,500	817,950
Citizens & Northern Corp.	15,500	293,570
Citizens Community Bancorp, Inc.	52,500	724,500
Citizens Financial Services, Inc.	2,472	145,156
Citizens, Inc.*+	169,500	591,555
Civista Bancshares, Inc.	32,523	754,534
CNB Financial Corp.+	64,300	1,469,898
Coastal Financial Corp.*	6,500	629,655
Colony Bankcorp, Inc.	56,010	922,485
Community Trust Bancorp, Inc.	60,000	3,175,200
Community West Bancshares	14,930	291,284
ConnectOne Bancorp, Inc.	124,214	2,876,796
Consumer Portfolio Services, Inc.*	146,650	1,441,570
Customers Bancorp, Inc.*	20,000	1,174,800
Dime Community Bancshares, Inc.	79,112	2,131,277
Donegal Group, Inc., Class A	46,175	924,654
Eagle Bancorp Montana, Inc.	21,000	350,070
Eagle Bancorp, Inc.	70,070	1,364,964
Encore Capital Group, Inc.*+	67,500	2,612,925
Enova International, Inc.*	67,407	7,517,229
Enterprise Bancorp, Inc.+	34,375	1,362,625
Enterprise Financial Services Corp.	110,400	6,083,040
Equity Bancshares, Inc., Class A	80,000	3,264,000

26	Annual Report | June 30, 2025

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
ESSA Bancorp, Inc.	44,700	$867,180
EZCORP, Inc., Class A*	341,706	4,742,879
Farmers & Merchants Bancorp, Inc.	4,530	114,518
Farmers National Banc Corp.	10,968	151,249
Federal Agricultural Mortgage Corp., Class C	26,600	5,167,848
Fidelis Insurance Holdings, Ltd.	292,000	4,841,360
Financial Institutions, Inc.	70,000	1,797,600
Finwise Bancorp*+	30,700	460,807
First Bancorp, Inc. (The)	1,000	25,410
First Bank	85,230	1,318,508
First Busey Corp.	283,536	6,488,721
First Business Financial Services, Inc.	45,400	2,299,964
First Capital, Inc.+	15,035	620,795
First Community Corp.	2,000	48,760
First Financial Bancorp	258,318	6,266,795
First Financial Corp.	39,362	2,133,027
First Guaranty
Bancshares, Inc.	22,972	188,830
First Internet Bancorp	20,000	538,000
First Merchants Corp.	175,600	6,725,480
First Mid Bancshares, Inc.	51,500	1,930,735
First National Corp.	30,800	599,676
First Northwest Bancorp	11,787	90,760
First Savings Financial Group, Inc.	20,700	518,328
First United Corp.	29,176	904,748
First US Bancshares, Inc.	6,468	83,437
First Western Financial, Inc.*	12,500	282,000
Firstsun Capital Bancorp*+	10,000	347,500
Flushing Financial Corp.	48,497	576,144
Franklin Financial Services Corp.+	30,700	1,062,988
FS Bancorp, Inc.	39,000	1,535,820
FVCBankcorp, Inc.*	42,499	501,488
Great Elm Group, Inc.*	4,500	9,495
Great Southern Bancorp, Inc.	3,000	176,340
Green Dot Corp., Class A*	131,000	1,412,180
Greenlight Capital Re, Ltd., Class A*	25,000	359,250

Industry Company	Shares	Value

Financials (continued)
Guaranty Bancshares, Inc.	3,000	$127,320
Hamilton Insurance Group, Ltd., Class B*	286,500	6,194,130
Hanmi Financial Corp.	68,558	1,692,011
Hanover Bancorp, Inc.#	13,924	318,720
Hawthorn Bancshares, Inc.+	28,404	827,693
Hennessy Advisors, Inc.	7,000	88,200
Heritage Commerce Corp.	132,464	1,315,368
Heritage Financial Corp.	122,500	2,920,400
Heritage Insurance Holdings, Inc.*	97,100	2,421,674
Hilltop Holdings, Inc.	138,700	4,209,545
Home Bancorp, Inc.	30,494	1,578,979
HomeTrust Bancshares, Inc.	42,500	1,589,925
Hope Bancorp, Inc.	313,300	3,361,709
Horace Mann Educators Corp.	142,000	6,101,740
Horizon Bancorp, Inc.	112,667	1,732,818
Independent Bank Corp.	50,000	3,144,250
Investar Holding Corp.	43,000	830,760
Investors Title Co.+	494	104,382
James River Group Holdings, Ltd.	2,000	11,720
Kearny Financial Corp.	86,462	558,545
Landmark Bancorp, Inc.	18,592	491,573
LCNB Corp.	43,600	633,508
LendingTree, Inc.*	5,000	185,350
Live Oak Bancshares, Inc.	55,419	1,651,486
loanDepot, Inc., Class A*	567,310	720,484
Magyar Bancorp, Inc.	1,000	16,830
MainStreet Bancshares, Inc.	22,980	434,322
Medallion Financial Corp.	46,659	444,660
Mercantile Bank Corp.	47,300	2,195,193
Mercury General Corp.	8,700	585,858
Meridian Corp.	43,800	564,582
Metrocity Bankshares, Inc.	9,291	265,537
Metropolitan Bank Holding Corp.*	23,300	1,631,000
Mid Penn Bancorp, Inc.+	26,603	750,205
Middlefield Banc Corp.	30,000	903,300
Midland States Bancorp, Inc.	43,200	748,224
MidWestOne Financial Group, Inc.	49,260	1,417,210

bridgewayfunds.com	27

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
MVB Financial Corp.	32,600	$734,478
National Bank Holdings Corp., Class A	30,000	1,128,300
Navient Corp.	430,000	6,063,000
NBT Bancorp, Inc.	7,280	302,484
NI Holdings, Inc.*	50,000	637,000
Northeast Community Bancorp, Inc.	53,139	1,235,216
Northfield Bancorp, Inc.	101,800	1,168,664
Northwest Bancshares, Inc.	337,700	4,315,806
Oak Valley Bancorp	30,037	818,208
OceanFirst Financial Corp.	125,323	2,206,938
OFG Bancorp	40,000	1,712,000
Ohio Valley Banc Corp.	15,700	506,011
Old Point Financial Corp.	159	6,241
Old Second Bancorp, Inc.	132,603	2,352,377
Onity Group, Inc.*	42,501	1,622,263
OP Bancorp	91,900	1,193,781
Oportun Financial Corp.*	50,000	358,000
Oppenheimer Holdings, Inc., Class A	39,493	2,597,455
OptimumBank Holdings, Inc.*	15,000	67,050
Origin Bancorp, Inc.	63,222	2,259,554
Orrstown Financial Services, Inc.	81,143	2,582,782
Pacific Premier Bancorp, Inc.	65,000	1,370,850
Parke Bancorp, Inc.	47,099	959,407
Pathfinder Bancorp, Inc.	10,200	156,468
Pathward Financial, Inc.	5,181	409,921
Paysafe, Ltd.*+	147,178	1,857,386
PCB Bancorp	58,600	1,229,428
Peapack-Gladstone Financial Corp.	43,894	1,240,006
Penns Woods Bancorp, Inc.+	23,229	705,232
Peoples Bancorp of North Carolina, Inc.	25,617	739,050
Peoples Bancorp, Inc.	126,770	3,871,556
Peoples Financial Services Corp.	22,900	1,130,573
Pioneer Bancorp, Inc.*	82,600	993,678
Plumas Bancorp	2,000	88,920
Preferred Bank	3,333	288,455
Primis Financial Corp.	31,600	342,860
Princeton Bancorp, Inc.	34,480	1,053,019
PROG Holdings, Inc.	4,500	132,075

Industry Company	Shares	Value

Financials (continued)
Provident Financial Holdings, Inc.	26,600	$412,300
Provident Financial Services, Inc.	132,631	2,325,021
QCR Holdings, Inc.	53,000	3,598,700
RBB Bancorp	65,883	1,133,846
Red River Bancshares, Inc.	1,907	111,941
Regional Management Corp.	56,100	1,638,681
Renasant Corp.	207,680	7,461,942
Repay Holdings Corp.*	245,000	1,180,900
Republic Bancorp, Inc., Class A	49,362	3,608,856
Rhinebeck Bancorp, Inc.*	15,000	175,950
Richmond Mutual BanCorp, Inc.+	25,000	345,000
Riverview Bancorp, Inc.	119,500	657,250
S&T Bancorp, Inc.	149,601	5,657,910
SB Financial Group, Inc.	35,490	677,859
Security National Financial Corp., Class A*	75,306	741,764
Shore Bancshares, Inc.	95,510	1,501,417
Sierra Bancorp	53,000	1,573,570
Simmons First National Corp., Class A	307,800	5,835,888
SiriusPoint, Ltd.*	547,100	11,155,369
SmartFinancial, Inc.	56,500	1,908,570
South Plains Financial, Inc.	89,700	3,232,788
Southern First
Bancshares, Inc.*	19,038	724,015
Southern Missouri
Bancorp, Inc.	11,000	602,580
Southside Bancshares, Inc.	29,500	868,185
Stellar Bancorp, Inc.	104,200	2,915,516
Stewart Information Services Corp.	1,314	85,541
Summit State Bank	21,000	227,640
SWK Holdings Corp.	30,405	448,170
Third Coast Bancshares, Inc.*	58,000	1,894,860
Timberland Bancorp, Inc.	47,900	1,494,480
Tiptree, Inc.	90,000	2,122,200
TriCo Bancshares	15,900	643,791
TrustCo Bank Corp. NY	46,680	1,560,046
Trustmark Corp.	7,500	273,450
UMB Financial Corp.	1,005	105,686
Union Bankshares, Inc.	139	3,700
United Bancorp, Inc.	8,400	126,000

28	Annual Report | June 30, 2025

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
United Fire Group, Inc.	77,000	$2,209,900
United Security Bancshares	50,000	432,500
Unity Bancorp, Inc.	43,867	2,065,258
Universal Insurance Holdings, Inc.	91,617	2,540,539
Univest Financial Corp.	100,137	3,008,116
US Global Investors, Inc., Class A	48,500	125,130
Velocity Financial, Inc.*	1,998	37,043
Veritex Holdings, Inc.	139,380	3,637,818
WaFd, Inc.	192,252	5,629,139
Waterstone Financial, Inc.	44,500	614,545
WesBanco, Inc.	198,240	6,270,331
Western New England Bancorp, Inc.	74,897	691,299
Westwood Holdings Group, Inc.	26,452	412,651
World Acceptance Corp.*	20,100	3,318,912

		364,621,306

Health Care - 3.42%
AdaptHealth Corp.*	423,400	3,992,662
American Shared Hospital Services*	8,500	20,485
Avanos Medical, Inc.*	119,417	1,461,664
Aytu BioPharma, Inc.*+	1,500	3,270
CareCloud, Inc.*	130,300	307,508
Claritev Corp.*+	2	90
DocGo, Inc.*	250,000	392,500
Enhabit, Inc.*	190,179	1,833,326
FONAR Corp.*	30,300	453,288
Kiora Pharmaceuticals, Inc.*	2,000	5,760
Monte Rosa Therapeutics, Inc.*+	190,000	856,900
OraSure Technologies, Inc.*	155,000	465,000
Owens & Minor, Inc.*	223,600	2,034,760
Pacira BioSciences, Inc.*+	129,300	3,090,270
Pediatrix Medical Group, Inc.*	265,000	3,802,750
Premier, Inc., Class A+	312,400	6,850,932
Puma Biotechnology, Inc.*	68,000	233,240
Retractable Technologies, Inc.*	9,430	6,030
SCYNEXIS, Inc.*	186,000	125,513

Industry Company	Shares	Value

Health Care (continued)
Select Medical Holdings Corp.	367,125	$5,572,958
Spero Therapeutics, Inc.*	50,000	145,000
Tactile Systems Technology, Inc.*	32,500	329,550
Teladoc Health, Inc.*+	423,500	3,688,685
Vanda Pharmaceuticals, Inc.*	100	472
Varex Imaging Corp.*	124,200	1,076,814
Voyager Therapeutics, Inc.*	600	1,866

		36,751,293

Industrials - 15.14%
ACCO Brands Corp.	261,300	935,454
Air Industries Group*	9	30
Allegiant Travel Co.*+	70,200	3,857,490
Alpha Pro Tech, Ltd.*	39,124	183,492
Ameresco, Inc., Class A*	146,472	2,224,910
American Woodmark Corp.*	83,400	4,451,058
Avalon Holdings Corp., Class A*	16,900	42,081
AZZ, Inc.	1,600	151,168
BGSF, Inc.*	45,100	287,287
BlueLinx Holdings, Inc.*	45,000	3,347,100
BrightView Holdings, Inc.*	454,500	7,567,425
Broadwind, Inc.*	5,000	9,050
Caesarstone, Ltd.*+	58,177	114,609
CBAK Energy Technology, Inc.*	285,000	336,300
Civeo Corp.	67,255	1,552,918
Columbus McKinnon Corp.	75,000	1,145,250
CompX International, Inc.	1,000	26,570
Concrete Pumping Holdings, Inc.	263,000	1,617,450
Conduent, Inc.*	527,785	1,393,352
Costamare Bulkers Holdings, Ltd.*	114,080	989,074
Costamare, Inc.	469,400	4,276,234
Covenant Logistics Group, Inc.	170,800	4,117,988
Deluxe Corp.	187,000	2,975,170
DLH Holdings Corp.*+	23,291	136,019
DNOW, Inc.*	410,000	6,080,300
Eastern Co. (The)	19,601	447,295
Ennis, Inc.	9,900	179,586
Enviri Corp.*	387,580	3,364,194

bridgewayfunds.com	29

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Genco Shipping & Trading, Ltd.	180,900	$2,364,363
Gencor Industries, Inc.*	4,219	59,066
Golden Ocean Group, Ltd.+	523,400	3,831,288
Great Lakes Dredge & Dock Corp.*	25,000	304,750
Greenbrier Cos., Inc. (The)+	137,000	6,308,850
Greenland Technologies Holding Corp.*	5,000	9,950
Heartland Express, Inc.	235,000	2,030,400
Heidrick & Struggles International, Inc.	18,000	823,680
Himalaya Shipping, Ltd.	400	2,308
Hudson Technologies, Inc.*	15,000	121,800
Hurco Cos., Inc.*	2,060	38,934
Hyster-Yale, Inc.	28,000	1,113,840
JELD-WEN Holding, Inc.*	146,200	573,104
JetBlue Airways Corp.*+	1,157,500	4,896,225
Kelly Services, Inc., Class A	114,383	1,339,425
Kennametal, Inc.	243,500	5,590,760
L B Foster Co., Class A*	19,000	415,530
Limbach Holdings, Inc.*	3,000	420,300
Manitowoc Co., Inc. (The)*	130,000	1,562,600
ManpowerGroup, Inc.	79,000	3,191,600
Mastech Digital, Inc.*	1,000	7,170
Masterbrand, Inc.*	445,000	4,863,850
Mayville Engineering Co., Inc.*	97,810	1,561,048
MillerKnoll, Inc.	167,000	3,243,140
Mistras Group, Inc.*	137,050	1,097,771
MRC Global, Inc.*	309,000	4,236,390
NL Industries, Inc.	66,962	428,557
NWPX Infrastructure, Inc.*	50,000	2,050,500
Orion Group Holdings, Inc.*	17,131	155,378
PAMT Corp.*	94,220	1,212,611
Pangaea Logistics Solutions, Ltd.	296,300	1,392,610
Park-Ohio Holdings Corp.	22,484	401,564
Perma-Pipe International Holdings, Inc.*	14,000	320,180
Preformed Line Products Co.+	1,000	159,810
Proto Labs, Inc.*	1,000	40,040

Industry Company	Shares	Value

Industrials (continued)
Quanex Building Products Corp.	126,700	$2,394,630
Resources Connection, Inc.	100,500	539,685
Safe Bulkers, Inc.	542,100	1,956,981
Servotronics, Inc.*	1,500	70,410
SkyWest, Inc.*	100,696	10,368,667
Steelcase, Inc., Class A	345,000	3,598,350
Sun Country Airlines Holdings, Inc.*	198,800	2,335,900
Titan International, Inc.*+	189,200	1,943,084
Tutor Perini Corp.*	275,000	12,864,500
Twin Disc, Inc.	5,000	44,150
Ultralife Corp.*	2,500	22,450
Universal Logistics Holdings, Inc.+	79,309	2,012,862
V2X, Inc.*	114,586	5,563,150
Vestis Corp.+	100,000	573,000
Virco Mfg. Corp.+	35,400	282,492
Wabash National Corp.	87,700	932,251
Werner Enterprises, Inc.+	151,159	4,135,710
Willis Lease Finance Corp.	34,393	4,910,633

		162,527,151

Information Technology - 4.31%
Alpha & Omega Semiconductor, Ltd.*	20,000	513,200
Amtech Systems, Inc.*	49,200	218,448
AstroNova, Inc.*	1,274	14,766
Benchmark Electronics, Inc.	133,790	5,195,066
Daktronics, Inc.*	13,100	198,072
Data Storage Corp.*	2,266	7,863
E2open Parent Holdings, Inc.*	769,600	2,485,808
Eastman Kodak Co.*+	298,000	1,683,700
Key Tronic Corp.*	35,100	100,386
Kimball Electronics, Inc.*	77,200	1,484,556
Methode Electronics, Inc.	62,500	594,375
NETGEAR, Inc.*	132,900	3,863,403
NetSol Technologies, Inc.*	2,500	7,775
Photronics, Inc.*	166,050	3,126,721
Richardson Electronics, Ltd.	13,000	125,450
ScanSource, Inc.*	104,301	4,360,825
Synchronoss
Technologies, Inc.*	2,000	13,700

30	Annual Report | June 30, 2025

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Taitron Components, Inc., Class A	10,000	$22,400
Trio-Tech International*	21,800	118,156
TTM Technologies, Inc.*	296,570	12,105,987
Upland Software, Inc.*	25,000	48,750
Verint Systems, Inc.*	150,000	2,950,500
Viasat, Inc.*+	325,000	4,745,000
Vishay Precision Group, Inc.*	5,000	140,500
WidePoint Corp.*	11,000	37,620
Xerox Holdings Corp.+	390,500	2,057,935

		46,220,962

Materials - 5.16%
AdvanSix, Inc.	100,700	2,391,625
Alto Ingredients, Inc.*	184,500	212,175
Ampco-Pittsburgh Corp.*	25,000	74,000
Ascent Industries Co.*	39,525	498,410
Caledonia Mining Corp. PLC+	41,900	809,508
Clearwater Paper Corp.*	46,650	1,270,746
Constellium SE*	272,500	3,624,250
Core Molding Technologies, Inc.*	37,900	628,761
Ecovyst, Inc.*+	286,875	2,360,981
Friedman Industries, Inc.	20,300	336,168
Intrepid Potash, Inc.*	46,856	1,674,165
Kaiser Aluminum Corp.	51,434	4,109,577
Koppers Holdings, Inc.	75,953	2,441,889
Kronos Worldwide, Inc.	800	4,960
LSB Industries, Inc.*+	250,400	1,953,120
Magnera Corp.*+	3,846	46,460
Mativ Holdings, Inc.	140,000	954,800
McEwen Mining, Inc.*+	170,000	1,633,700
Mercer International, Inc.	134,213	469,746
Metallus, Inc.*	178,200	2,746,062
Olympic Steel, Inc.	47,267	1,540,432
Ramaco Resources, Inc., Class A+	1,400	18,396
Ramaco Resources, Inc., Class B*	52	425
Ranpak Holdings Corp.*	290,700	1,037,799
Rayonier Advanced Materials, Inc.*	246,091	947,450
Ryerson Holding Corp.	90,000	1,941,300
Stepan Co.	40,000	2,183,200
SunCoke Energy, Inc.	497,700	4,275,243
Tronox Holdings PLC	478,000	2,423,460
Valhi, Inc.	93,527	1,511,396
Warrior Met Coal, Inc.	146,992	6,736,643

Industry Company		Shares	Value

Materials (continued)
Worthington Steel, Inc.		154,000	$4,593,820

			55,450,667

Real Estate - 0.28%
AMREP Corp.*		52,000	1,088,360
Anywhere Real Estate, Inc.*		305,000	1,104,100
RE/MAX Holdings, Inc., Class A*		91,400	747,652
Transcontinental Realty Investors, Inc.*		1,400	59,654

			2,999,766

TOTAL COMMON STOCKS - 99.62%			1,069,378,921

(Cost $912,774,896)

PREFERRED STOCK - 0.00%
Air T Funding, 8.00%		221	3,783

TOTAL PREFERRED STOCK - 0.00%			3,783

(Cost $4,597)

RIGHTS - 0.01%
Pineapple Holdings, Inc., CVR*Δ#+++		5,000	300
Resolute Forest Products, Inc., CVR, expiring 12/31/49*Δ#		335,500	97,295

TOTAL RIGHTS - 0.01%			97,595

(Cost $ – )
Rate^		Shares	Value

MONEY MARKET FUND - 0.24%
Fidelity Investments Money Market Government Portfolio Class I	4.23%	2,568,566	2,568,566

TOTAL MONEY MARKET FUND - 0.24%			2,568,566

(Cost $2,568,566)

bridgewayfunds.com	31

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.39%
Dreyfus Institutional Preferred Government Money Market Fund**	4.29%	25,661,895	$25,661,895

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.39%			25,661,895

(Cost $25,661,895)

TOTAL INVESTMENTS - 102.26%			$1,097,710,760
(Cost $941,009,954)
Liabilities in Excess of Other Assets - (2.26%)			(24,283,711)

NET ASSETS - 100.00%			$1,073,427,049

*   Non-income producing security.

+    This security or a portion of the security is out on loan at June 30, 2025. Total loaned securities had a value of $99,342,424, which included loaned securities with a value of $19,140 that have been sold and are pending settlement as of June 30, 2025. The total market value of loaned securities excluding these pending sales is $99,323,284. See Note 2 for disclosure of cash and non-cash collateral.

#    Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $416,315, which is 0.04% of total net assets.

+++  No stated maturity date.

Δ    Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.

^  Rate disclosed as of June 30, 2025.

**   This security represents the investment of the cash collateral received in connection with securities out on loan as of June 30, 2025.

CVR - Contingent Value Right

PLC - Public Limited Company

32	Annual Report | June 30, 2025

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 6/30/2025:

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$1,069,378,921	$–	$–	$1,069,378,921
Preferred Stock	3,783	–	–	3,783
Rights	–	–	97,595	97,595
Money Market Fund	2,568,566	–	–	2,568,566
Investments Purchased With Cash Proceeds From Securities Lending	25,661,895	–	–	25,661,895

TOTAL	$1,097,613,165	$–	$97,595	$1,097,710,760

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
Rights

Balance as of 06/30/2024	$98,645
Purchases/Issuances	–
Sales/Expirations	–
Return of Capital	–
Realized Gain/(Loss)	–
Change in unrealized Appreciation/(Depreciation)	(1,050)
Transfers in	–
Transfers out	–

Balance as of 06/30/2025	$97,595

Net change in unrealized Appreciation/(Depreciation) from investments held as of 06/30/2025	$(1,050)

See Notes to Financial Statements.

bridgewayfunds.com	33

Global Opportunities Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of June 30, 2025

	Rate^	Shares	Value

MONEY MARKET FUND - 74.90%
Fidelity Investments Money Market Government Portfolio Class I	4.23%	23,652,617	$23,652,617

TOTAL MONEY MARKET FUND - 74.90%			23,652,617

(Cost $23,652,617)

TOTAL INVESTMENTS - 74.90%			$23,652,617
(Cost $23,652,617)

Other Assets in Excess of Liabilities - 25.10%			7,927,965

NET ASSETS - 100.00%			$31,580,582

^	Rate disclosed as of June 30, 2025.

Summary of inputs used to value the Fund’s investments as of 6/30/2025:

		Valuation Inputs
		Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$23,652,617	$–	$–	$23,652,617
OTC Total Return Swaps	–	208,955	–	208,955

TOTAL	$23,652,617	$208,955	$–	$23,861,572

34	Annual Report | June 30, 2025

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Long (2.13%)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Pay	Frequency	Counterparty	Date	Long	Amount	Value	(Depreciation)*
Communication Services
Airtel Africa PLC	SONIO/N	Monthly	JPMorgan Chase	06/17/2026	17,098	$40,416	$42,342	$1,853
Arcadyan Technology Corp.	OBFR01	Monthly	JPMorgan Chase	04/15/2026	17,000	111,028	116,735	5,389
Beijing Enlight Media Co., Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	07/14/2026	21,300	53,600	60,298	6,542
Cheil Worldwide, Inc.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	2,846	39,718	42,208	2,376
Converge Information and Communications Technology Solutions, Inc.	OBFR01	Monthly	JPMorgan Chase	05/28/2026	262,200	95,337	90,688	(4,957)
EverQuote, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/08/2025	4,932	127,591	119,256	(8,680)
GMO internet group, Inc.	MUTKCALM	Monthly	JPMorgan Chase	04/15/2026	5,000	123,192	125,018	1,511
Grindr, Inc.	OBFR01	Monthly	JPMorgan Chase	04/14/2026	2,100	48,237	47,670	(697)
Innocean Worldwide, Inc.	OBFR01	Monthly	JPMorgan Chase	07/14/2026	3,434	47,119	50,418	3,647
Konami Group Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/09/2025	100	14,097	15,810	1,627
LG Uplus Corp.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	8,492	80,793	89,905	8,888
Magyar Telekom Telecommunications PLC	BUBOR01M	Monthly	JPMorgan Chase	12/09/2025	25,068	127,904	131,701	(1,108)
NOS SGPS SA	ESTRON	Monthly	JPMorgan Chase	05/26/2026	14,844	65,723	67,753	(92)
Oki Electric Industry Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	07/14/2026	5,600	57,234	62,452	4,872
Sea, Ltd., ADR	OBFR01	Monthly	JPMorgan Chase	12/08/2025	500	78,435	79,970	1,323
SmarTone Telecommunications Holdings, Ltd.	HIHD01M	Monthly	JPMorgan Chase	05/27/2026	142,500	79,704	80,055	318
Storytel AB	STIB1M	Monthly	JPMorgan Chase	07/14/2026	4,633	45,233	45,845	(54)
TIM SA	OBFR01	Monthly	JPMorgan Chase	05/27/2026	28,600	104,193	116,072	11,851
XD, Inc.	HIHD01M	Monthly	JPMorgan Chase	05/27/2026	23,000	122,198	141,929	19,679

						1,461,752	1,526,125	54,288

Consumer Discretionary
Aoyama Trading Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	07/14/2026	2,800	41,746	42,546	548
Asics Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/09/2025	3,100	75,373	79,051	3,451
Betsson AB, Class B	STIB1M	Monthly	JPMorgan Chase	06/17/2026	4,606	91,765	97,523	4,403
Brinker International, Inc.	OBFR01	Monthly	JPMorgan Chase	12/08/2025	754	126,966	135,969	8,660
CCC SA	WIBO1M	Monthly	JPMorgan Chase	12/09/2025	1,343	71,503	76,448	2,219

bridgewayfunds.com	35

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Long (2.13%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Pay	Frequency	Counterparty	Date	Long	Amount	Value	(Depreciation)*
Consumer Discretionary – (continued)
CECONOMY AG	ESTRON	Monthly	JPMorgan Chase	12/09/2025	27,917	$97,289	$119,152	$18,722
Chewy, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	05/26/2026	2,850	130,501	121,467	(9,387)
Clas Ohlson AB, Class B	STIB1M	Monthly	JPMorgan Chase	01/21/2026	4,549	135,233	155,625	18,393
Cogna Educacao SA	OBFR01	Monthly	JPMorgan Chase	07/14/2026	111,800	60,773	57,823	(3,111)
Currys PLC	SONIO/N	Monthly	JPMorgan Chase	02/18/2026	72,479	119,016	121,153	(43)
Cury Construtora e Incorporadora SA	OBFR01	Monthly	JPMorgan Chase	05/27/2026	13,800	75,859	74,980	(1,085)
DigiPlus Interactive Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2025	100,660	110,162	92,945	(17,572)
Eagers Automotive, Ltd.	BBSW1M	Monthly	JPMorgan Chase	05/26/2026	7,872	92,258	90,484	(2,783)
Exedy Corp.	MUTKCALM	Monthly	JPMorgan Chase	01/21/2026	1,400	39,637	40,048	169
Groupon, Inc.	OBFR01	Monthly	JPMorgan Chase	07/13/2026	1,665	54,296	55,694	1,259
JB Hi-Fi, Ltd.	BBSW1M	Monthly	JPMorgan Chase	12/09/2025	1,947	141,357	141,481	(1,422)
JINS Holdings, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/09/2025	1,800	107,144	106,533	(1,264)
Johnson Health Tech Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	12/09/2025	15,000	73,411	89,111	15,488
Kaufman & Broad SA	ESTRON	Monthly	JPMorgan Chase	12/09/2025	2,720	104,580	106,046	(1,911)
Magazine Luiza SA	OBFR01	Monthly	JPMorgan Chase	05/27/2026	64,000	109,437	116,030	6,287
Mobilezone Holding AG	SSARON	Monthly	JPMorgan Chase	04/15/2026	8,920	129,576	129,121	(5,141)
Moonpig Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/09/2025	31,542	105,080	97,106	(9,899)
Neinor Homes SA	ESTRON	Monthly	JPMorgan Chase	04/15/2026	6,521	104,313	127,614	19,933
PAL GROUP Holdings Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	05/26/2026	4,100	102,206	102,563	(267)
Pop Mart International Group, Ltd.	HIHD01M	Monthly	JPMorgan Chase	12/09/2025	3,800	125,299	129,463	4,110
Realreal, Inc. (The)	OBFR01	Monthly	JPMorgan Chase	04/14/2026	20,911	121,493	100,164	(21,657)
Rush Street Interactive, Inc.	OBFR01	Monthly	JPMorgan Chase	12/08/2025	8,744	119,968	130,286	9,994
SNT Motiv Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	04/15/2026	4,430	95,951	102,657	7,251
Sumitomo Riko Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	02/18/2026	8,800	101,724	101,745	(600)
TCL Electronics Holdings, Ltd.	HIHD01M	Monthly	JPMorgan Chase	01/21/2026	85,000	104,940	103,648	(1,337)
Wowprime Corp.	OBFR01	Monthly	JPMorgan Chase	01/21/2026	15,000	125,276	127,359	1,723

						3,094,132	3,171,835	45,131

36	Annual Report | June 30, 2025

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Long (2.13%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Pay	Frequency	Counterparty	Date	Long	Amount	Value	(Depreciation)*
Consumer Staples
Binggrae Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	05/27/2026	694	$45,324	$43,578	$(1,875)
Cal-Maine Foods, Inc.	OBFR01	Monthly	JPMorgan Chase	12/22/2025	1,232	118,395	122,744	4,029
China Foods, Ltd.	HIHD01M	Monthly	JPMorgan Chase	03/09/2026	300,000	119,255	117,386	4,473
Distribuidora Internacional de Alimentacion SA	ESTRON	Monthly	JPMorgan Chase	04/15/2026	4,420	139,641	139,535	(4,614)
E-MART, Inc.	OBFR01	Monthly	JPMorgan Chase	05/27/2026	1,452	88,442	91,797	3,104
First Pacific Co., Ltd.	HIHD01M	Monthly	JPMorgan Chase	12/23/2025	146,000	104,541	103,488	1,412
HelloFresh SE	ESTRON	Monthly	JPMorgan Chase	01/21/2026	9,627	103,530	90,443	(16,430)
Japfa Comfeed Indonesia Tbk PT#	OBFR01	Monthly	JPMorgan Chase	05/28/2026	640,900	63,026	59,821	(3,396)
JBS NV	OBFR01	Monthly	JPMorgan Chase	07/13/2026	7,900	108,496	113,721	4,923
Life Corp.	MUTKCALM	Monthly	JPMorgan Chase	03/09/2026	8,000	118,054	122,703	3,929
Marfrig Global Foods SA	OBFR01	Monthly	JPMorgan Chase	12/09/2025	31,600	144,983	133,191	(12,197)
Minerva SA	OBFR01	Monthly	JPMorgan Chase	05/27/2026	125,900	115,573	113,547	(2,349)
Natural Grocers by Vitamin Cottage, Inc.	OBFR01	Monthly	JPMorgan Chase	05/26/2026	1,400	61,852	54,950	(7,069)
Sprouts Farmers Market, Inc.	OBFR01	Monthly	JPMorgan Chase	12/08/2025	69	11,170	11,360	160
United Natural Foods, Inc.	OBFR01	Monthly	JPMorgan Chase	02/18/2026	4,396	102,427	102,471	(233)

						1,444,709	1,420,735	(26,133)

Energy
Aker BP ASA	NIBOR1M	Monthly	JPMorgan Chase	06/17/2026	1,583	39,883	40,453	449
Aker Solutions ASA	NIBOR1M	Monthly	JPMorgan Chase	04/15/2026	40,300	141,910	139,080	(3,259)
Delek Group, Ltd.	SHIR	Monthly	JPMorgan Chase	05/26/2026	664	121,852	137,634	11,153
Indo Tambangraya Megah Tbk PT	OBFR01	Monthly	JPMorgan Chase	05/28/2026	72,600	100,176	98,371	(2,108)
Modec, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/09/2025	3,600	134,737	154,307	20,094
Paramount Resources, Ltd., Class A	CAONREPO	Monthly	JPMorgan Chase	07/13/2026	4,981	74,078	79,264	4,739
Parex Resources, Inc.	CAONREPO	Monthly	JPMorgan Chase	03/06/2026	13,323	142,324	136,092	(7,103)
Paz Retail And Energy, Ltd.	SHIR	Monthly	JPMorgan Chase	05/26/2026	511	79,797	93,488	12,170
Plains GP Holdings LP, Class A	OBFR01	Monthly	JPMorgan Chase	03/06/2026	5,230	97,906	101,619	3,449
SBM Offshore NV	ESTRON	Monthly	JPMorgan Chase	07/14/2026	2,000	50,457	52,877	794
Technip Energies NV	ESTRON	Monthly	JPMorgan Chase	04/15/2026	2,832	112,543	119,149	2,973

bridgewayfunds.com	37

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Long (2.13%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Pay	Frequency	Counterparty	Date	Long	Amount	Value	(Depreciation)*
Energy – (continued)
Whitecap Resources, Inc.	CAONREPO	Monthly	JPMorgan Chase	06/16/2026	6,624	$42,864	$44,509	$1,633
Yancoal Australia, Ltd.	BBSW1M	Monthly	JPMorgan Chase	05/26/2026	33,706	121,192	128,075	5,558

						1,259,719	1,324,918	50,542

Financials
ABN AMRO Bank NV	ESTRON	Monthly	JPMorgan Chase	12/23/2025	2,317	60,467	63,014	595
Alior Bank SA	WIBO1M	Monthly	JPMorgan Chase	07/14/2026	2,667	71,344	70,118	1,819
Annaly Capital Management, Inc.	OBFR01	Monthly	JPMorgan Chase	12/08/2025	5,846	113,237	110,022	571
Apollo Commercial Real Estate Finance, Inc.	OBFR01	Monthly	JPMorgan Chase	07/13/2026	3,926	39,339	38,004	(455)
Avanza Bank Holding AB	STIB1M	Monthly	JPMorgan Chase	05/26/2026	1,847	61,362	62,672	403
Banca Monte dei Paschi di Siena S.p.A	ESTRON	Monthly	JPMorgan Chase	06/17/2026	14,013	115,633	118,852	(515)
Banco ABC Brasil SA	OBFR01	Monthly	JPMorgan Chase	03/09/2026	31,900	120,177	131,461	10,949
Banco de Chile	OBFR01	Monthly	JPMorgan Chase	06/17/2026	228,145	34,266	34,505	143
Bank Leumi Le-Israel BM	SHIR	Monthly	JPMorgan Chase	05/26/2026	6,241	102,021	116,117	10,220
Bank Polska Kasa Opieki SA	WIBO1M	Monthly	JPMorgan Chase	06/17/2026	2,545	122,635	131,079	3,777
BB Seguridade Participacoes SA	OBFR01	Monthly	JPMorgan Chase	12/09/2025	16,200	103,515	106,746	2,942
Bolsa Mexicana de Valores SAB de CV	MXIBTIIE	Monthly	JPMorgan Chase	05/25/2026	54,600	117,569	125,090	5,105
BPER Banca S.p.A	ESTRON	Monthly	JPMorgan Chase	06/17/2026	12,961	113,824	117,638	137
Caixa Seguridade Participacoes S/A	OBFR01	Monthly	JPMorgan Chase	06/17/2026	13,700	35,509	37,042	1,434
Chimera Investment Corp.	OBFR01	Monthly	JPMorgan Chase	07/13/2026	3,900	54,249	54,093	1,147
Coface SA	ESTRON	Monthly	JPMorgan Chase	05/26/2026	3,087	57,317	59,262	94
CTBC Financial Holding Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	28,000	39,754	41,906	2,037
DNB Bank ASA	NIBOR1M	Monthly	JPMorgan Chase	05/27/2026	1,907	52,454	52,737	125
Dynex Capital, Inc.	OBFR01	Monthly	JPMorgan Chase	03/06/2026	5,282	64,969	64,546	300
Ellington Financial, Inc.	OBFR01	Monthly	JPMorgan Chase	12/22/2025	8,270	107,097	107,427	1,117
Financial Partners Group Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/09/2025	7,000	115,720	116,020	(406)
FinVolution Group, ADR	OBFR01	Monthly	JPMorgan Chase	05/26/2026	15,700	135,020	148,836	13,404
Grupo Cibest SA	OBFR01	Monthly	JPMorgan Chase	07/14/2026	20,735	231,493	245,900	13,705
Helia Group, Ltd.	BBSW1M	Monthly	JPMorgan Chase	07/14/2026	26,133	89,787	96,880	6,037

38	Annual Report | June 30, 2025

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Long (2.13%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Pay	Frequency	Counterparty	Date	Long	Amount	Value	(Depreciation)*
Financials – (continued)
Intesa Sanpaolo S.p.A	ESTRON	Monthly	JPMorgan Chase	12/09/2025	22,358	$124,678	$128,791	$83
Inversiones La Construccion SA	OBFR01	Monthly	JPMorgan Chase	05/27/2026	9,978	119,571	114,879	(5,029)
Investec, Ltd.	JIBA1M	Monthly	JPMorgan Chase	07/15/2026	8,516	60,793	63,631	2,577
Is Yatirim Menkul Degerler AS	OBFR01	Monthly	JPMorgan Chase	06/02/2026	32,197	29,168	29,514	256
KIWOOM Securities Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	05/27/2026	829	113,932	140,214	25,958
Lion Finance Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/09/2025	1,097	99,927	106,851	5,094
Mandatum Oyj	ESTRON	Monthly	JPMorgan Chase	04/15/2026	15,851	98,671	103,718	1,862
Momentum Group, Ltd.	JIBA1M	Monthly	JPMorgan Chase	05/27/2026	59,477	120,835	115,407	(5,973)
Moneta Money Bank AS	PRIB01M	Monthly	JPMorgan Chase	02/18/2026	17,026	114,278	117,431	(956)
New China Life Insurance Co., Ltd., Class H	HIHD01M	Monthly	JPMorgan Chase	06/17/2026	22,300	103,562	122,109	18,504
New York Mortgage Trust, Inc.	OBFR01	Monthly	JPMorgan Chase	05/26/2026	16,700	116,232	111,890	(1,316)
Ninety One, Ltd.	JIBA1M	Monthly	JPMorgan Chase	07/15/2026	25,875	61,162	63,239	1,814
Plus500, Ltd.	SONIO/N	Monthly	JPMorgan Chase	12/09/2025	2,474	112,747	115,446	2,315
Poste Italiane S.p.A	ESTRON	Monthly	JPMorgan Chase	05/26/2026	4,446	95,809	95,526	(3,377)
Qifu Technology, Inc.	OBFR01	Monthly	JPMorgan Chase	05/26/2026	1,700	71,230	73,712	2,290
Qualitas Controladora SAB de CV	MXIBTIIE	Monthly	JPMorgan Chase	07/13/2026	4,100	44,992	42,102	(3,803)
Raiffeisen Bank International AG	ESTRON	Monthly	JPMorgan Chase	05/26/2026	3,860	117,053	118,072	(2,760)
Rithm Capital Corp.	OBFR01	Monthly	JPMorgan Chase	12/08/2025	11,095	126,039	125,263	1,657
Samsung Securities Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	05/27/2026	2,500	116,177	135,971	19,463
Santander Bank Polska SA	WIBO1M	Monthly	JPMorgan Chase	05/26/2026	726	93,406	99,768	2,801
SCOR SE	ESTRON	Monthly	JPMorgan Chase	04/15/2026	2,130	69,605	70,742	(1,111)
Svenska Handelsbanken AB, Class A	STIB1M	Monthly	JPMorgan Chase	12/09/2025	8,663	115,529	115,974	(1,264)
Swedbank AB, Class A	STIB1M	Monthly	JPMorgan Chase	05/26/2026	2,374	62,180	62,879	(221)
TBC Bank Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/09/2025	969	58,539	61,738	5,912
Turkiye Sigorta AS	OBFR01	Monthly	JPMorgan Chase	06/17/2026	549,714	114,547	115,278	382
Yangzijiang Financial Holding, Ltd.	SIBCSORA	Monthly	JPMorgan Chase	05/26/2026	209,300	117,109	121,943	3,277

						4,636,529	4,822,055	143,120

bridgewayfunds.com	39

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Long (2.13%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Pay	Frequency	Counterparty	Date	Long	Amount	Value	(Depreciation)*
Health Care
3SBio, Inc.	HIHD01M	Monthly	JPMorgan Chase	07/14/2026	18,500	$56,567	$55,928	$(664)
Ambea AB	STIB1M	Monthly	JPMorgan Chase	12/09/2025	10,135	117,663	120,894	1,490
Attendo AB	STIB1M	Monthly	JPMorgan Chase	06/17/2026	5,217	33,467	35,045	1,083
Aveanna Healthcare Holdings, Inc.	OBFR01	Monthly	JPMorgan Chase	05/26/2026	8,304	45,174	43,430	(1,866)
Cardinal Health, Inc.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	599	91,695	100,632	8,697
Cencora, Inc.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	282	80,156	84,558	4,191
Clover Health Investments Corp.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	14,232	42,554	39,707	(2,961)
Consun Pharmaceutical Group, Ltd.	HIHD01M	Monthly	JPMorgan Chase	12/09/2025	91,000	134,725	131,403	(3,379)
CureVac NV	ESTRON	Monthly	JPMorgan Chase	03/09/2026	25,935	112,844	140,171	23,684
Draegerwerk AG & Co KGaA	ESTRON	Monthly	JPMorgan Chase	03/09/2026	1,424	117,799	112,785	(8,818)
Extendicare, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/08/2025	12,732	132,845	132,205	(1,120)
Hims & Hers Health, Inc.	OBFR01	Monthly	JPMorgan Chase	12/08/2025	2,038	112,599	101,594	(11,309)
Indivior PLC	SONIO/N	Monthly	JPMorgan Chase	06/17/2026	6,798	92,794	101,083	6,590
MannKind Corp.	OBFR01	Monthly	JPMorgan Chase	12/22/2025	24,780	97,138	92,677	(4,723)
McKesson Corp.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	155	109,253	113,581	4,093
Novavax, Inc.	OBFR01	Monthly	JPMorgan Chase	05/26/2026	18,750	135,000	118,125	(17,240)
Nutex Health, Inc.	OBFR01	Monthly	JPMorgan Chase	07/13/2026	400	46,868	49,796	2,807
PTC Therapeutics, Inc.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	2,445	126,504	119,414	(7,432)
Regis Healthcare, Ltd.	BBSW1M	Monthly	JPMorgan Chase	01/21/2026	22,666	111,522	116,894	4,152
Sumitomo Pharma Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	06/17/2026	20,200	126,097	135,713	8,848
Suzuken Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	03/09/2026	3,200	118,308	115,703	(3,326)
TG Therapeutics, Inc.	OBFR01	Monthly	JPMorgan Chase	12/08/2025	335	13,209	12,057	(1,188)

						2,054,781	2,073,395	1,609

Industrials
AlzChem Group AG	ESTRON	Monthly	JPMorgan Chase	07/14/2026	292	42,439	47,807	4,001
Bizlink Holding, Inc.	OBFR01	Monthly	JPMorgan Chase	12/23/2025	5,000	109,407	145,473	35,740
Brunel International NV	ESTRON	Monthly	JPMorgan Chase	05/26/2026	10,947	118,451	115,583	(6,693)
Chiyoda Corp.	MUTKCALM	Monthly	JPMorgan Chase	06/17/2026	50,600	115,655	119,895	3,535
CTT-Correios de Portugal SA	ESTRON	Monthly	JPMorgan Chase	12/09/2025	10,990	95,560	97,812	(834)

40	Annual Report | June 30, 2025

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Long (2.13%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Pay	Frequency	Counterparty	Date	Long	Amount	Value	(Depreciation)*
Industrials – (continued)
CyberPower Systems, Inc.	OBFR01	Monthly	JPMorgan Chase	04/15/2026	13,000	$111,612	$115,244	$3,311
El Al Israel Airlines	SHIR	Monthly	JPMorgan Chase	02/18/2026	29,880	119,349	117,189	(6,780)
Eva Airways Corp.	OBFR01	Monthly	JPMorgan Chase	12/09/2025	48,000	65,344	65,517	(15)
Evergreen Marine Corp. Taiwan, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/09/2025	18,000	142,213	122,574	(4,440)
Fincantieri S.p.A	ESTRON	Monthly	JPMorgan Chase	01/21/2026	5,836	96,689	112,362	12,548
Finning International, Inc.	CAONREPO	Monthly	JPMorgan Chase	07/13/2026	1,498	57,624	64,045	6,073
Fujikura, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/09/2025	2,800	133,006	147,295	13,544
Hanwha Aerospace Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	06/24/2026	150	97,141	87,854	(9,564)
Hanwha Corp.	OBFR01	Monthly	JPMorgan Chase	05/27/2026	1,725	120,243	120,229	(357)
HD Hyundai Heavy Industries Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	07/14/2026	121	37,871	38,192	218
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	494	121,481	133,400	11,584
IHI Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/09/2025	1,100	116,407	118,980	1,863
JAC Recruitment Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	05/26/2026	13,400	91,884	94,042	1,598
JET2 PLC	SONIO/N	Monthly	JPMorgan Chase	03/09/2026	4,870	128,016	123,510	(6,851)
Keller Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/09/2025	5,639	115,536	113,443	(4,209)
Koninklijke BAM Groep NV	ESTRON	Monthly	JPMorgan Chase	12/09/2025	16,165	136,402	144,197	3,391
Koninklijke Heijmans N.V	ESTRON	Monthly	JPMorgan Chase	12/09/2025	1,875	118,902	121,452	(1,289)
L&K Engineering Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	12/09/2025	14,000	123,238	146,896	23,303
Latam Airlines Group SA	OBFR01	Monthly	JPMorgan Chase	05/27/2026 5,016,827		98,367	101,562	2,918
Lonking Holdings, Ltd.	HIHD01M	Monthly	JPMorgan Chase	12/09/2025	364,000	93,217	98,014	10,793
LX INTERNATIONAL Corp.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	4,393	92,896	101,182	8,028
MDA Space, Ltd.	CAONREPO	Monthly	JPMorgan Chase	12/22/2025	5,500	118,272	141,807	22,811
Morgan Sindall Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/09/2025	910	46,796	57,171	9,518
NCC AB, Class B	STIB1M	Monthly	JPMorgan Chase	04/15/2026	4,743	94,693	88,756	(7,337)
Orient Overseas International, Ltd.	HIHD01M	Monthly	JPMorgan Chase	07/14/2026	6,000	99,222	102,114	2,848
Persol Holdings Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	05/26/2026	61,300	116,026	119,639	2,906
Pitney Bowes, Inc.	OBFR01	Monthly	JPMorgan Chase	05/26/2026	5,178	54,317	56,492	2,028

bridgewayfunds.com	41

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Long (2.13%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Pay	Frequency	Counterparty	Date	Long	Amount	Value	(Depreciation)*
Industrials – (continued)
Porr Ag	ESTRON	Monthly	JPMorgan Chase	05/26/2026	3,181	$103,405	$106,165	$(578)
Qantas Airways, Ltd.	BBSW1M	Monthly	JPMorgan Chase	04/15/2026	19,297	133,982	136,325	878
R&S Group Holding AG	SSARON	Monthly	JPMorgan Chase	01/21/2026	3,561	116,541	129,972	9,215
Regional Container Lines PCL#	OBFR01	Monthly	JPMorgan Chase	07/01/2026	156,500	136,572	124,023	(12,951)
Resolute Holdings Management, Inc.	OBFR01	Monthly	JPMorgan Chase	03/31/2026	458	17,088	14,596	(2,538)
Rolls-Royce Holdings PLC	SONIO/N	Monthly	JPMorgan Chase	12/09/2025	9,848	117,124	130,512	11,243
Samsung E&A Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	5,457	91,597	89,092	(2,758)
Sanki Engineering Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	01/21/2026	4,300	115,803	120,734	4,225
Sunway Construction Group Bhd	OBFR01	Monthly	JPMorgan Chase	04/15/2026	83,500	117,611	119,082	1,116
Tigerair Taiwan Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	05/27/2026	42,000	123,612	124,316	349
Toa Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/09/2025	1,400	14,414	14,669	205
United Integrated Services Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	02/25/2026	7,000	132,592	149,385	16,412
UT Group Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	05/26/2026	3,500	59,552	59,801	(114)
Webuild S.p.A	ESTRON	Monthly	JPMorgan Chase	12/09/2025	32,858	134,481	139,307	480
Xiamen C & D, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	06/17/2026	84,100	116,521	121,733	4,863
Yang Ming Marine Transport Corp.	OBFR01	Monthly	JPMorgan Chase	04/15/2026	52,000	125,423	126,409	625
ZIM Integrated Shipping Services, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/08/2025	8,100	137,943	130,329	(7,939)

						5,022,537	5,216,178	156,923

Information Technology
AppLovin Corp., Class A	OBFR01	Monthly	JPMorgan Chase	12/08/2025	323	123,906	113,076	(11,165)
Asseco Poland SA	WIBO1M	Monthly	JPMorgan Chase	03/09/2026	2,751	138,832	154,523	10,516
Asustek Computer, Inc.	OBFR01	Monthly	JPMorgan Chase	12/23/2025	1,000	22,015	22,107	943
Atoss Software SE	ESTRON	Monthly	JPMorgan Chase	12/23/2025	421	66,479	69,998	1,372
Celestica, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/08/2025	1,000	121,464	156,240	34,033
Clear Secure, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/08/2025	2,882	74,817	80,004	4,986
CommScope Holding Co., Inc.	OBFR01	Monthly	JPMorgan Chase	04/14/2026	20,455	125,798	169,367	43,229
CompoSecure, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	01/21/2026	7,800	106,704	109,902	2,910
Cybozu, Inc.	MUTKCALM	Monthly	JPMorgan Chase	05/26/2026	5,300	116,017	137,148	20,424

42	Annual Report | June 30, 2025

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Long (2.13%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Pay	Frequency	Counterparty	Date	Long	Amount	Value	(Depreciation)*
Information Technology – (continued)
DataTec, Ltd.	JIBA1M	Monthly	JPMorgan Chase	12/10/2025	32,854	$117,536	$121,356	$3,290
Ennoconn Corp.	OBFR01	Monthly	JPMorgan Chase	07/14/2026	3,000	30,267	29,631	273
Everlight Electronics Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	12/09/2025	29,000	74,404	69,711	(4,907)
IONOS Group SE	ESTRON	Monthly	JPMorgan Chase	12/09/2025	338	15,989	15,902	(603)
ITE Technology, Inc.	OBFR01	Monthly	JPMorgan Chase	07/14/2026	12,000	55,322	57,974	2,501
Ituran Location and Control, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/22/2025	2,500	90,650	96,825	6,930
Kyndryl Holdings, Inc.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	898	36,171	37,680	1,411
LX Semicon Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	05/27/2026	2,934	135,055	140,304	4,864
Marketech International Corp.	OBFR01	Monthly	JPMorgan Chase	04/15/2026	21,000	121,016	135,896	14,532
Mobvista, Inc.	HIHD01M	Monthly	JPMorgan Chase	04/15/2026	156,000	142,112	141,440	(733)
NETGEAR, Inc.	OBFR01	Monthly	JPMorgan Chase	12/08/2025	4,613	140,558	134,100	(6,838)
Newborn Town, Inc.	HIHD01M	Monthly	JPMorgan Chase	04/15/2026	102,000	146,851	128,085	(18,829)
Nutanix, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/08/2025	1,464	109,478	111,908	2,135
Oracle Corp. Japan	MUTKCALM	Monthly	JPMorgan Chase	12/09/2025	100	11,732	11,919	234
PAX Global Technology, Ltd.	HIHD01M	Monthly	JPMorgan Chase	05/27/2026	198,000	136,982	152,600	15,559
Pegasystems, Inc.	OBFR01	Monthly	JPMorgan Chase	07/13/2026	908	46,004	49,150	3,028
Posiflex Technology, Inc.	OBFR01	Monthly	JPMorgan Chase	04/15/2026	12,000	117,659	118,873	3,402
Realtek Semiconductor Corp.	OBFR01	Monthly	JPMorgan Chase	07/14/2026	2,000	37,082	38,842	1,659
Ricoh Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	03/09/2026	4,800	43,570	45,300	1,464
Rubrik, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	07/13/2026	400	35,020	35,836	726
Supreme Electronics Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	60,000	101,623	92,439	(4,089)
Systena Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/09/2025	3,900	10,826	11,047	154
Telefonaktiebolaget LM Ericsson, Class B	STIB1M	Monthly	JPMorgan Chase	12/09/2025	13,611	116,363	116,310	(1,773)
Toshiba TEC Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/09/2025	3,000	59,724	61,151	1,062
Truecaller AB, Class B	STIB1M	Monthly	JPMorgan Chase	04/15/2026	6,438	44,255	45,638	729
VeriSign, Inc.	OBFR01	Monthly	JPMorgan Chase	07/13/2026	146	40,659	42,165	1,401
Vobile Group, Ltd.	HIHD01M	Monthly	JPMorgan Chase	05/27/2026	120,000	50,148	49,362	(807)

bridgewayfunds.com	43

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Long (2.13%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Pay	Frequency	Counterparty	Date	Long	Amount	Value	(Depreciation)*
Information Technology – (continued)
VSTECS Holdings, Ltd.	HIHD01M	Monthly	JPMorgan Chase	05/27/2026	162,000	$134,574	$161,070	$26,438
Wix.com, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/22/2025	600	95,172	95,076	(353)
WT Microelectronics Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	27,000	111,395	118,848	11,519

						3,304,229	3,478,803	171,627

Materials
Aneka Tambang Tbk	OBFR01	Monthly	JPMorgan Chase	06/18/2026	386,600	77,463	72,749	(1,898)
Catalyst Metals, Ltd.	BBSW1M	Monthly	JPMorgan Chase	07/14/2026	17,113	73,300	59,232	(14,929)
China Hongqiao Group, Ltd.	HIHD01M	Monthly	JPMorgan Chase	12/09/2025	59,500	115,229	137,005	21,727
Dundee Precious Metals, Inc.	CAONREPO	Monthly	JPMorgan Chase	05/25/2026	8,323	122,260	133,730	11,005
Evolution Mining, Ltd.	BBSW1M	Monthly	JPMorgan Chase	04/15/2026	20,699	115,486	107,765	(8,984)
Fuji Seal International, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/09/2025	5,500	96,468	106,274	9,218
Harmony Gold Mining Co., Ltd.	JIBA1M	Monthly	JPMorgan Chase	12/10/2025	5,798	85,603	80,673	(5,316)
HDC Holdings Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	07/14/2026	5,848	92,373	101,728	9,104
IAMGOLD Corp.	CAONREPO	Monthly	JPMorgan Chase	01/20/2026	15,882	115,081	116,979	1,194
Kinross Gold Corp.	CAONREPO	Monthly	JPMorgan Chase	12/08/2025	7,572	112,280	118,327	5,360
Kobe Steel, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	05/26/2026	7,000	78,089	76,415	(2,151)
Lundin Gold, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/22/2025	2,671	130,870	141,028	9,358
OceanaGold Corp.	CAONREPO	Monthly	JPMorgan Chase	06/16/2026	5,679	82,586	80,150	(2,939)
Ora Banda Mining, Ltd.	BBSW1M	Monthly	JPMorgan Chase	04/15/2026	107,564	73,700	55,112	(19,394)
Orla Mining, Ltd.	CAONREPO	Monthly	JPMorgan Chase	05/25/2026	9,943	106,071	99,886	(6,834)
Perenti, Ltd.	BBSW1M	Monthly	JPMorgan Chase	01/21/2026	132,700	135,519	141,749	4,748
Ramelius Resources, Ltd.	BBSW1M	Monthly	JPMorgan Chase	12/09/2025	61,442	111,862	103,461	(9,625)
Regis Resources, Ltd.	BBSW1M	Monthly	JPMorgan Chase	05/26/2026	37,100	116,690	108,891	(9,075)
Sims, Ltd.	BBSW1M	Monthly	JPMorgan Chase	04/15/2026	9,363	93,908	94,620	(315)
thyssenkrupp AG	ESTRON	Monthly	JPMorgan Chase	04/15/2026	10,011	96,130	107,901	8,667
Torex Gold Resources, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/22/2025	3,286	107,519	107,189	(988)
Transcontinental, Inc., Class A	CAONREPO	Monthly	JPMorgan Chase	01/20/2026	7,268	111,971	111,602	(33)
West African Resources, Ltd.	BBSW1M	Monthly	JPMorgan Chase	12/09/2025	7,562	11,300	11,487	63

44	Annual Report | June 30, 2025

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Long (2.13%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Pay	Frequency	Counterparty	Date	Long	Amount	Value	(Depreciation)*
Materials – (continued)
Yunnan Yuntianhua Co., Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	12/09/2025	27,700	$85,119	$84,955	$(415)

						2,346,877	2,358,908	(2,452)

Real Estate
Aedas Homes SA	ESTRON	Monthly	JPMorgan Chase	12/09/2025	2,924	93,380	83,707	(12,688)
C&D Property Management Group Co., Ltd.	HIHD01M	Monthly	JPMorgan Chase	07/14/2026	178,000	61,684	60,844	(855)
Emaar Development PJSC	OBFR01	Monthly	JPMorgan Chase	04/15/2026	30,431	108,141	112,035	3,542
Emaar Properties PJSC	OBFR01	Monthly	JPMorgan Chase	02/18/2026	26,836	96,827	99,552	2,410
Jones Lang LaSalle, Inc.	OBFR01	Monthly	JPMorgan Chase	12/08/2025	439	104,214	112,287	7,792
Kindom Development Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	04/15/2026	63,000	109,230	108,847	(698)
Leopalace21 Corp.	MUTKCALM	Monthly	JPMorgan Chase	03/09/2026	28,600	126,988	123,152	(4,611)
Poly Property Services Co., Ltd., Class H	HIHD01M	Monthly	JPMorgan Chase	03/09/2026	19,400	77,489	81,929	7,640
Slate Grocery REIT, Class U	CAONREPO	Monthly	JPMorgan Chase	05/25/2026	10,679	114,548	112,691	(1,904)
Starts Corp., Inc.	MUTKCALM	Monthly	JPMorgan Chase	04/15/2026	4,000	117,529	126,448	8,271
Sunac Services Holdings, Ltd.	HIHD01M	Monthly	JPMorgan Chase	07/14/2026	238,000	52,760	52,531	(253)
Wereldhave NV	ESTRON	Monthly	JPMorgan Chase	12/09/2025	587	11,871	11,830	(425)

						1,074,661	1,085,853	8,221

Utilities
Centrica PLC	SONIO/N	Monthly	JPMorgan Chase	03/09/2026	57,839	127,690	128,332	(1,697)
Cia de Saneamento de Minas Gerais Copasa MG	OBFR01	Monthly	JPMorgan Chase	04/15/2026	29,500	126,375	151,868	27,182
Drax Group PLC	SONIO/N	Monthly	JPMorgan Chase	01/21/2026	14,712	132,124	140,218	5,673
Enea SA	WIBO1M	Monthly	JPMorgan Chase	04/15/2026	29,897	141,578	162,250	15,275
Enerjisa Enerji AS	OBFR01	Monthly	JPMorgan Chase	06/17/2026	23,840	34,293	35,035	636
Enerya Enerji AS	OBFR01	Monthly	JPMorgan Chase	07/14/2026	409,294	61,799	69,791	7,811
Korea Gas Corp.	OBFR01	Monthly	JPMorgan Chase	05/27/2026	4,009	110,929	123,443	12,199
Manila Electric Co.	OBFR01	Monthly	JPMorgan Chase	12/10/2025	1,070	10,158	10,229	39
PGE Polska Grupa Energetyczna SA	WIBO1M	Monthly	JPMorgan Chase	07/14/2026	21,022	59,809	66,548	4,469

						804,755	887,714	71,587

Total Reference Entity - Long						$26,504,681	$27,366,519	$674,463

bridgewayfunds.com	45

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Short ((1.47)%)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Communication Services
Baidu, Inc., Class A	HIHDO/N	Monthly	JPMorgan Chase	05/27/2026	8,200	$(89,483)	$(87,879)	$1,574
Better Collective A/S	STIB1D	Monthly	JPMorgan Chase	04/15/2026	7,675	(101,593)	(106,351)	(3,300)
Cellnex Telecom SA	ESTRON	Monthly	JPMorgan Chase	06/17/2026	1,636	(63,089)	(63,703)	1,397
China Literature, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	04/15/2026	23,600	(88,251)	(90,111)	(1,890)
Future PLC	SONIO/N	Monthly	JPMorgan Chase	07/14/2026	4,831	(47,695)	(48,495)	48
Kakao Games Corp.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	8,692	(108,371)	(122,882)	(14,474)
Kinepolis Group NV	ESTRON	Monthly	JPMorgan Chase	12/09/2025	576	(23,199)	(24,411)	(472)
Lionsgate Studios Corp.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	5,100	(34,017)	(29,631)	4,397
NCSoft Corp.	OBFR01	Monthly	JPMorgan Chase	05/27/2026	910	(116,260)	(139,002)	(22,686)
Pearl Abyss Corp.	OBFR01	Monthly	JPMorgan Chase	07/14/2026	3,211	(90,495)	(100,405)	(9,867)
SEEK, Ltd.	RBACOR	Monthly	JPMorgan Chase	04/15/2026	6,329	(99,161)	(100,161)	31
Snap, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	06/16/2026	10,113	(85,859)	(87,882)	(1,827)
SoftBank Group Corp.	MUTKCALM	Monthly	JPMorgan Chase	07/14/2026	700	(38,232)	(50,894)	(12,446)
Vend Marketplaces ASA	NOWA	Monthly	JPMorgan Chase	06/17/2026	1,073	(37,635)	(37,936)	(206)
VTEX, Class A	OBFR01	Monthly	JPMorgan Chase	05/26/2026	17,500	(115,675)	(115,500)	443

						(1,139,015)	(1,205,243)	(59,278)

Consumer Discretionary
Allegro.eu SA	WIBOON	Monthly	JPMorgan Chase	01/21/2026	5,824	(53,129)	(56,071)	(957)
ARB Corp., Ltd.	RBACOR	Monthly	JPMorgan Chase	07/14/2026	2,306	(47,567)	(49,622)	(1,513)
Atom Corp.	MUTKCALM	Monthly	JPMorgan Chase	03/09/2026	18,800	(83,864)	(86,121)	(1,999)
Auto Partner SA	WIBOON	Monthly	JPMorgan Chase	02/18/2026	17,482	(91,881)	(99,893)	(4,804)
Basic-Fit NV	ESTRON	Monthly	JPMorgan Chase	01/21/2026	3,103	(85,730)	(94,576)	(6,114)
Brunello Cucinelli S.p.A	ESTRON	Monthly	JPMorgan Chase	05/26/2026	784	(91,595)	(95,180)	(667)
Corporate Travel Management, Ltd.	RBACOR	Monthly	JPMorgan Chase	06/17/2026	9,890	(90,029)	(90,063)	913
Douglas AG	ESTRON	Monthly	JPMorgan Chase	05/26/2026	7,978	(103,372)	(98,900)	7,767
First Watch Restaurant Group, Inc.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	4,153	(66,074)	(66,614)	(390)
Global-e Online, Ltd.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	2,600	(88,712)	(87,204)	1,710
GN Store Nord AS	DKDR1T	Monthly	JPMorgan Chase	12/09/2025	6,022	(93,442)	(92,909)	3,489
Guzman y Gomez, Ltd.	RBACOR	Monthly	JPMorgan Chase	04/15/2026	4,731	(89,128)	(88,086)	1,980

46	Annual Report | June 30, 2025

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Short ((1.47)%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Consumer Discretionary – (continued)
Hanon Systems	OBFR01	Monthly	JPMorgan Chase	06/17/2026	29,891	$(67,810)	$(68,518)	$(616)
HBX Group International PLC	ESTRON	Monthly	JPMorgan Chase	07/14/2026	2,995	(36,959)	(38,174)	(40)
Hermes International SCA	ESTRON	Monthly	JPMorgan Chase	06/17/2026	35	(93,859)	(94,880)	1,968
Hotel Shilla Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	05/27/2026	3,234	(123,500)	(123,612)	2
Li Auto, Inc., Class A	HIHDO/N	Monthly	JPMorgan Chase	05/27/2026	6,700	(99,620)	(91,448)	8,137
LVMH Moet Hennessy Louis Vuitton SE	ESTRON	Monthly	JPMorgan Chase	06/17/2026	76	(41,235)	(39,777)	2,772
McDonald’s Holdings Co. Japan, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	05/26/2026	600	(25,066)	(24,817)	392
Meituan, Class B	HIHDO/N	Monthly	JPMorgan Chase	07/14/2026	1,700	(31,275)	(27,346)	3,920
Melco Resorts &
Entertainment, Ltd., ADR	OBFR01	Monthly	JPMorgan Chase	12/08/2025	18,000	(115,200)	(130,140)	(14,670)
Nagawa Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	06/17/2026	1,100	(47,247)	(47,150)	354
New Oriental Education & Technology Group, Inc.	HIHDO/N	Monthly	JPMorgan Chase	12/09/2025	15,700	(75,412)	(84,784)	(9,398)
NIO, Inc., Class A	HIHDO/N	Monthly	JPMorgan Chase	12/09/2025	25,590	(92,758)	(87,577)	5,086
Nissan Shatai Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	04/15/2026	12,000	(87,090)	(90,029)	(2,425)
Nitori Holdings Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	02/18/2026	900	(88,996)	(86,625)	2,878
North-Star International Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	12/23/2025	44,000	(70,482)	(75,609)	(5,332)
Oriental Land Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/09/2025	3,300	(74,311)	(76,005)	(1,424)
PDD Holdings, Inc.	OBFR01	Monthly	JPMorgan Chase	01/21/2026	900	(92,151)	(94,194)	(1,833)
Pepco Group NV	WIBOON	Monthly	JPMorgan Chase	07/14/2026	11,417	(54,464)	(68,739)	(12,275)
PWR Holdings, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/09/2025	19,644	(80,373)	(89,662)	(8,452)
Rakuten Group, Inc.	MUTKCALM	Monthly	JPMorgan Chase	07/14/2026	15,900	(89,882)	(87,612)	2,778
RH	OBFR01	Monthly	JPMorgan Chase	04/14/2026	480	(90,902)	(90,725)	389
Salvatore Ferragamo S.p.A	ESTRON	Monthly	JPMorgan Chase	07/14/2026	14,365	(89,125)	(84,750)	7,173
Shimano, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/23/2025	500	(74,284)	(72,490)	1,631
Silicon2 Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	993	(37,702)	(45,142)	(7,471)
SJM Holdings, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	04/15/2026	269,000	(87,396)	(86,843)	468
Super Group, Ltd.	SAONBOR	Monthly	JPMorgan Chase	06/19/2026	42,408	(72,337)	(37,929)	34,686

bridgewayfunds.com	47

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Short ((1.47)%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Consumer Discretionary – (continued)
TAL Education Group, ADR	OBFR01	Monthly	JPMorgan Chase	06/16/2026	8,500	$(92,055)	$(86,870)	$5,396
Yadea Group Holdings, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	07/14/2026	30,000	(47,318)	(48,137)	(2,553)
Yum China Holdings, Inc.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	1,900	(85,063)	(84,949)	306

						(3,148,395)	(3,169,772)	11,262

Consumer Staples
Beiersdorf AG	ESTRON	Monthly	JPMorgan Chase	05/26/2026	636	(86,331)	(79,944)	9,139
China Modern Dairy Holdings, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	07/14/2026	575,000	(82,780)	(75,616)	7,088
COFCO Joycome Foods, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	12/09/2025	463,000	(93,205)	(93,306)	(195)
Davide Campari-Milano NV	ESTRON	Monthly	JPMorgan Chase	12/09/2025	12,275	(81,516)	(82,640)	1,472
Grupo Bimbo SAB de CV	MXIBTIIE	Monthly	JPMorgan Chase	12/08/2025	7,600	(20,598)	(21,203)	(192)
Heineken NV	ESTRON	Monthly	JPMorgan Chase	05/26/2026	960	(87,883)	(83,753)	6,932
House Foods Group, Inc.	MUTKCALM	Monthly	JPMorgan Chase	05/26/2026	4,300	(83,868)	(83,641)	705
Intercos S.p.A	ESTRON	Monthly	JPMorgan Chase	12/23/2025	5,500	(85,089)	(83,593)	4,206
Kagome Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	03/09/2026	3,600	(73,223)	(71,692)	1,949
Kobayashi Pharmaceutical Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/09/2025	2,200	(84,679)	(82,351)	2,140
Kobe Bussan Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	03/09/2026	3,500	(110,379)	(108,695)	2,313
Kose Corp.	MUTKCALM	Monthly	JPMorgan Chase	07/14/2026	900	(37,042)	(35,324)	1,491
Lian HWA Food Corp.	OBFR01	Monthly	JPMorgan Chase	07/14/2026	19,000	(83,514)	(91,390)	(7,820)
Lifedrink Co., Inc.	MUTKCALM	Monthly	JPMorgan Chase	05/08/2026	4,700	(66,111)	(69,073)	(2,585)
L’Oreal SA	ESTRON	Monthly	JPMorgan Chase	12/09/2025	222	(96,973)	(95,094)	4,970
Lotus Bakeries NV	ESTRON	Monthly	JPMorgan Chase	04/15/2026	10	(103,405)	(96,359)	10,342
Nissin Foods Holdings Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/23/2025	3,000	(61,568)	(62,325)	(407)
Nongfu Spring Co., Ltd., Class H	HIHDO/N	Monthly	JPMorgan Chase	07/14/2026	12,200	(61,085)	(62,584)	(1,516)
Ocado Group PLC	SONIO/N	Monthly	JPMorgan Chase	05/06/2026	20,400	(73,421)	(63,629)	11,105
Rohto Pharmaceutical Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	02/18/2026	5,200	(73,880)	(73,696)	605
Sakata Seed Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/09/2025	3,200	(73,915)	(77,821)	(4,258)
Unicharm Corp.	MUTKCALM	Monthly	JPMorgan Chase	01/21/2026	10,300	(81,581)	(74,374)	7,029

						(1,702,046)	(1,668,103)	54,513

48	Annual Report | June 30, 2025

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Short ((1.47)%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Energy
Advantage Energy, Ltd.	CAONREPO	Monthly	JPMorgan Chase	06/16/2026	9,784	$(83,629)	$(84,997)	$(893)
BLUENORD ASA	NOWA	Monthly	JPMorgan Chase	07/14/2026	749	(45,023)	(36,632)	2,825
Boss Energy, Ltd.	RBACOR	Monthly	JPMorgan Chase	07/14/2026	36,305	(92,783)	(112,077)	(18,237)
Brava Energia	OBFR01	Monthly	JPMorgan Chase	06/17/2026	25,700	(91,500)	(82,307)	9,329
Calumet, Inc.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	6,700	(93,398)	(105,559)	(11,947)
Energy Fuels, Inc.	CAONREPO	Monthly	JPMorgan Chase	06/16/2026	18,507	(99,595)	(106,958)	(6,967)
Kelt Exploration, Ltd.	CAONREPO	Monthly	JPMorgan Chase	03/06/2026	20,850	(108,850)	(112,384)	(2,912)
Neste Oyj	ESTRON	Monthly	JPMorgan Chase	06/17/2026	8,205	(101,813)	(111,195)	(6,137)
NextDecade Corp.	OBFR01	Monthly	JPMorgan Chase	12/08/2025	12,389	(103,696)	(110,386)	(6,448)
Paratus Energy Services, Ltd.	NOWA	Monthly	JPMorgan Chase	01/21/2026	25,199	(85,735)	(86,668)	(956)
S-Oil Corp.	OBFR01	Monthly	JPMorgan Chase	05/27/2026	2,370	(102,492)	(105,086)	(2,410)
Verbio SE	ESTRON	Monthly	JPMorgan Chase	12/09/2025	2,991	(33,782)	(43,023)	(8,326)
Yellow Cake PLC	SONIO/N	Monthly	JPMorgan Chase	01/21/2026	15,323	(102,344)	(110,683)	(6,509)

						(1,144,640)	(1,207,955)	(59,588)

Financials
Al Rajhi Co for Co.- operative Insurance	OBFR01	Monthly	JPMorgan Chase	06/01/2026	1,667	(52,535)	(57,177)	(4,709)
Allfunds Group Plc	ESTRON	Monthly	JPMorgan Chase	04/15/2026	14,618	(99,881)	(112,330)	(9,265)
Alpha Group International PLC	SONIO/N	Monthly	JPMorgan Chase	12/09/2025	274	(11,350)	(12,018)	(465)
Amerant Bancorp, Inc.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	2,369	(42,926)	(43,187)	(161)
AMP, Ltd.	RBACOR	Monthly	JPMorgan Chase	06/17/2026	103,372	(83,645)	(85,750)	(1,222)
Baldwin Insurance Group, Inc. (The)	OBFR01	Monthly	JPMorgan Chase	03/06/2026	2,077	(79,840)	(88,916)	(8,890)
Banco Pan SA	OBFR01	Monthly	JPMorgan Chase	04/15/2026	71,000	(104,921)	(105,721)	(562)
Bank Al-Jazira	OBFR01	Monthly	JPMorgan Chase	04/15/2026	22,762	(77,195)	(77,980)	(882)
Bank Millennium SA	WIBOON	Monthly	JPMorgan Chase	07/14/2026	21,730	(81,111)	(86,336)	(2,205)
Block, Inc.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	1,400	(90,272)	(95,102)	(4,625)
Brookfield Wealth Solutions, Ltd.	CAONREPO	Monthly	JPMorgan Chase	03/06/2026	1,600	(94,317)	(98,908)	(4,142)
Bupa Arabia for Cooperative Insurance Co.	OBFR01	Monthly	JPMorgan Chase	06/01/2026	1,947	(87,730)	(92,444)	(4,825)
Burford Capital, Ltd.	SONIO/N	Monthly	JPMorgan Chase	05/27/2026	3,600	(47,681)	(42,118)	6,416

bridgewayfunds.com	49

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Short ((1.47)%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Financials – (continued)
Cannae Holdings, Inc.	OBFR01	Monthly	JPMorgan Chase	07/13/2026	4,708	$(93,783)	$(98,162)	$(4,171)
Columbia Financial, Inc.	OBFR01	Monthly	JPMorgan Chase	04/14/2026	5,106	(73,782)	(74,088)	(135)
CVC Capital Partners PLC	ESTRON	Monthly	JPMorgan Chase	01/21/2026	4,993	(93,790)	(102,663)	(5,883)
EQB, Inc.	CAONREPO	Monthly	JPMorgan Chase	07/13/2026	483	(32,869)	(36,732)	(3,677)
EQT AB	STIB1D	Monthly	JPMorgan Chase	05/26/2026	3,328	(99,942)	(111,641)	(10,264)
Flywire Corp.	OBFR01	Monthly	JPMorgan Chase	12/08/2025	8,554	(88,791)	(100,082)	(11,085)
Global Payments, Inc.	OBFR01	Monthly	JPMorgan Chase	05/26/2026	1,174	(94,777)	(93,967)	1,030
GMO Payment Gateway, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/09/2025	1,600	(101,757)	(103,486)	(1,149)
Hagerty, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	05/26/2026	6,648	(64,020)	(67,211)	(3,042)
HUB24, Ltd.	RBACOR	Monthly	JPMorgan Chase	05/26/2026	2,072	(112,372)	(121,597)	(8,040)
IBF Financial Holdings Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	07/14/2026	141,000	(67,071)	(64,926)	2,274
Industrivarden AB, Class A	STIB1D	Monthly	JPMorgan Chase	06/17/2026	2,390	(87,953)	(86,885)	2,331
Industrivarden AB, Class C	STIB1D	Monthly	JPMorgan Chase	06/17/2026	2,390	(87,878)	(86,546)	2,594
Infratil, Ltd.	NZOCR	Monthly	JPMorgan Chase	12/09/2025	10,794	(66,049)	(69,651)	(3,824)
Inter & Co., Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/22/2025	7,300	(50,005)	(54,239)	(4,132)
Investor AB, Class B	STIB1D	Monthly	JPMorgan Chase	06/17/2026	2,917	(86,823)	(86,441)	1,629
JTC PLC	SONIO/N	Monthly	JPMorgan Chase	03/09/2026	6,043	(69,665)	(70,789)	123
Judo Capital Holdings, Ltd.	RBACOR	Monthly	JPMorgan Chase	06/17/2026	93,564	(92,193)	(96,401)	(3,238)
KKR & Co., Inc.	OBFR01	Monthly	JPMorgan Chase	05/26/2026	525	(65,111)	(69,841)	(4,579)
L E Lundbergforetagen AB, Class B	STIB1D	Monthly	JPMorgan Chase	07/14/2026	1,070	(54,890)	(53,412)	2,264
Lemonade, Inc.	OBFR01	Monthly	JPMorgan Chase	03/26/2026	2,282	(94,817)	(99,974)	(5,051)
LendingClub Corp.	OBFR01	Monthly	JPMorgan Chase	07/13/2026	3,282	(36,004)	(39,482)	(3,399)
LendingTree, Inc.	OBFR01	Monthly	JPMorgan Chase	07/13/2026	2,528	(91,766)	(93,713)	(1,744)
LIFENET INSURANCE CO.	MUTKCALM	Monthly	JPMorgan Chase	04/15/2026	7,300	(114,630)	(115,340)	(116)
Live Oak Bancshares, Inc.	OBFR01	Monthly	JPMorgan Chase	04/14/2026	3,613	(106,005)	(107,667)	(1,416)
London Stock Exchange Group PLC	SONIO/N	Monthly	JPMorgan Chase	06/17/2026	441	(66,753)	(64,495)	3,452
M&A Research Institute Holdings, Inc.	MUTKCALM	Monthly	JPMorgan Chase	01/21/2026	3,900	(36,330)	(33,455)	3,048

50	Annual Report | June 30, 2025

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Short ((1.47)%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Financials – (continued)
MarketAxess Holdings, Inc.	OBFR01	Monthly	JPMorgan Chase	03/26/2026	339	$(76,085)	$(75,712)	$550
Migdal Insurance & Financial Holdings, Ltd.	SHIR	Monthly	JPMorgan Chase	02/18/2026	36,853	(78,620)	(101,557)	(20,071)
NU Holdings, Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	03/06/2026	7,900	(94,563)	(108,388)	(13,604)
Payoneer Global, Inc.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	12,945	(88,803)	(88,673)	331
Perella Weinberg Partners	OBFR01	Monthly	JPMorgan Chase	12/08/2025	5,538	(104,557)	(107,548)	(2,748)
Rasan Information Technology Co.	OBFR01	Monthly	JPMorgan Chase	07/15/2026	2,174	(48,225)	(50,371)	(2,004)
Remgro, Ltd.	SAONBOR	Monthly	JPMorgan Chase	05/27/2026	10,906	(97,664)	(97,603)	438
Ryan Specialty Holdings, Inc.	OBFR01	Monthly	JPMorgan Chase	04/14/2026	1,191	(77,725)	(80,976)	(3,071)
Saudi Tadawul Group Holding Co.	OBFR01	Monthly	JPMorgan Chase	06/01/2026	1,673	(75,205)	(78,717)	(3,608)
StepStone Group, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	03/26/2026	1,650	(94,776)	(91,575)	3,421
Taichung Commercial Bank Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	12/23/2025	96,000	(67,509)	(72,151)	(4,502)
Taiwan Business Bank	OBFR01	Monthly	JPMorgan Chase	12/09/2025	152,000	(76,421)	(79,874)	(3,277)
Tamburi Investment Partners S.p.A	ESTRON	Monthly	JPMorgan Chase	12/09/2025	8,323	(76,364)	(76,933)	1,863
Trisura Group, Ltd.	CAONREPO	Monthly	JPMorgan Chase	12/08/2025	3,438	(101,658)	(111,793)	(9,554)
Triumph Financial, Inc.	OBFR01	Monthly	JPMorgan Chase	04/14/2026	1,370	(83,639)	(75,501)	8,332
Union Bank Of Taiwan	OBFR01	Monthly	JPMorgan Chase	12/09/2025	165,000	(94,257)	(101,082)	(6,738)
WEX, Inc.	OBFR01	Monthly	JPMorgan Chase	12/08/2025	710	(100,898)	(104,292)	(3,158)
White Mountains Insurance Group, Ltd.	OBFR01	Monthly	JPMorgan Chase	05/26/2026	32	(57,125)	(57,463)	(205)

						(4,577,324)	(4,761,082)	(149,342)

Health Care
Acadia Healthcare Co., Inc.	OBFR01	Monthly	JPMorgan Chase	01/21/2026	3,660	(82,753)	(83,045)	(100)
Amplifon S.p.A	ESTRON	Monthly	JPMorgan Chase	12/09/2025	3,776	(90,906)	(88,682)	5,118
Angelalign Technology, Inc.	HIHDO/N	Monthly	JPMorgan Chase	02/23/2026	14,400	(105,311)	(103,875)	1,225
DiaSorin S.p.A	ESTRON	Monthly	JPMorgan Chase	07/14/2026	378	(41,074)	(40,457)	1,923
Establishment Labs Holdings, Inc.	OBFR01	Monthly	JPMorgan Chase	03/06/2026	2,347	(91,228)	(100,240)	(8,874)
Gushengtang Holdings, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	12/09/2025	17,100	(81,919)	(75,018)	5,713
HLB, Inc.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	2,171	(83,543)	(78,670)	4,901

bridgewayfunds.com	51

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Short ((1.47)%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Health Care – (continued)
Jinxin Fertility Group, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	07/14/2026	146,000	$(57,291)	$(57,089)	$(23)
Lifetech Scientific Corp.	HIHDO/N	Monthly	JPMorgan Chase	04/15/2026	268,000	(57,706)	(69,438)	(11,815)
Medley, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/09/2025	2,900	(60,677)	(63,749)	(2,726)
Metall Zug AG	SSARON	Monthly	JPMorgan Chase	05/27/2026	70	(88,996)	(92,753)	(580)
PolyNovo, Ltd.	RBACOR	Monthly	JPMorgan Chase	07/14/2026	104,417	(91,560)	(82,157)	10,446
PROCEPT BioRobotics Corp.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	859	(55,173)	(49,478)	5,823
Ramsay Health Care, Ltd.	RBACOR	Monthly	JPMorgan Chase	04/15/2026	3,971	(96,344)	(95,933)	1,428
Redcare Pharmacy NV	ESTRON	Monthly	JPMorgan Chase	07/14/2026	521	(57,714)	(57,637)	1,894
Spire Healthcare Group PLC	SONIO/N	Monthly	JPMorgan Chase	05/27/2026	33,273	(94,883)	(102,438)	(5,857)
Straumann Holding AG	SSARON	Monthly	JPMorgan Chase	06/17/2026	295	(39,569)	(38,613)	2,369
Xvivo Perfusion AB	STIB1D	Monthly	JPMorgan Chase	05/06/2026	2,600	(86,188)	(77,852)	9,574
Ypsomed Holding AG	SSARON	Monthly	JPMorgan Chase	01/21/2026	107	(54,089)	(57,123)	(1,103)

						(1,416,924)	(1,414,247)	19,336

Industrials
AcBel Polytech, Inc.	OBFR01	Monthly	JPMorgan Chase	04/15/2026	116,000	(99,786)	(103,445)	(3,692)
Acuren Corp.	OBFR01	Monthly	JPMorgan Chase	07/13/2026	5,800	(62,756)	(64,032)	(1,217)
Arcadis NV	ESTRON	Monthly	JPMorgan Chase	05/26/2026	781	(40,621)	(37,925)	3,990
Ashtead Technology Holdings plc	SONIO/N	Monthly	JPMorgan Chase	05/06/2026	15,204	(94,522)	(92,546)	3,664
AutoStore Holdings, Ltd.	NOWA	Monthly	JPMorgan Chase	01/21/2026	123,006	(66,131)	(73,649)	(7,351)
Azelis Group NV	ESTRON	Monthly	JPMorgan Chase	05/26/2026	5,026	(81,948)	(80,347)	2,887
Beijing Capital International Airport Co., Ltd., Class H	HIHDO/N	Monthly	JPMorgan Chase	12/09/2025	212,000	(76,440)	(80,072)	(3,658)
BES Engineering Corp.	OBFR01	Monthly	JPMorgan Chase	05/27/2026	287,000	(105,465)	(111,976)	(6,383)
Boyd Group Services, Inc.	CAONREPO	Monthly	JPMorgan Chase	07/13/2026	277	(40,943)	(43,510)	(2,367)
Brookfield Business Corp., Class A	CAONREPO	Monthly	JPMorgan Chase	12/22/2025	2,700	(77,941)	(84,485)	(6,098)
Bystronic AG	SSARON	Monthly	JPMorgan Chase	05/27/2026	201	(90,235)	(97,639)	(4,183)
Cadeler A/S	NOWA	Monthly	JPMorgan Chase	07/14/2026	17,094	(92,410)	(85,064)	7,476
Canadian Pacific Kansas City, Ltd.	CAONREPO	Monthly	JPMorgan Chase	05/25/2026	900	(73,137)	(71,498)	1,907

52	Annual Report | June 30, 2025

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Short ((1.47)%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Industrials – (continued)
Carel Industries S.p.A	ESTRON	Monthly	JPMorgan Chase	12/09/2025	2,111	$(53,547)	$(56,271)	$(1,019)
Distribution Solutions Group, Inc.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	3,238	(90,826)	(88,948)	2,089
DSV A/S	DKDR1T	Monthly	JPMorgan Chase	04/15/2026	317	(79,050)	(76,034)	5,517
Energiekontor AG	ESTRON	Monthly	JPMorgan Chase	06/17/2026	1,602	(80,906)	(82,717)	715
Eve Holding, Inc.	OBFR01	Monthly	JPMorgan Chase	04/14/2026	22,700	(124,396)	(155,722)	(31,329)
Experian PLC	SONIO/N	Monthly	JPMorgan Chase	02/18/2026	1,567	(79,947)	(80,804)	(105)
Fraport AG Frankfurt Airport Services Worldwide	ESTRON	Monthly	JPMorgan Chase	05/13/2026	1,237	(89,539)	(93,319)	(926)
FTAI Aviation, Ltd.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	684	(82,853)	(78,687)	4,358
GlobalData PLC	SONIO/N	Monthly	JPMorgan Chase	05/27/2026	34,486	(80,399)	(69,837)	11,999
Grab Holdings, Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	06/16/2026	17,600	(82,368)	(88,528)	(5,973)
GVS S.p.A	ESTRON	Monthly	JPMorgan Chase	03/09/2026	16,375	(86,721)	(96,983)	(7,500)
Hexagon Composites ASA	NOWA	Monthly	JPMorgan Chase	05/27/2026	45,741	(77,404)	(82,659)	(5,060)
Hexatronic Group AB	STIB1D	Monthly	JPMorgan Chase	05/26/2026	27,706	(74,562)	(72,935)	2,659
Hiwin Technologies Corp.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	12,000	(86,390)	(86,331)	105
IMCD NV	ESTRON	Monthly	JPMorgan Chase	05/26/2026	521	(71,287)	(70,072)	3,487
Interpump Group S.p.A	ESTRON	Monthly	JPMorgan Chase	05/26/2026	1,211	(49,785)	(50,393)	978
Judges Scientific PLC	SONIO/N	Monthly	JPMorgan Chase	12/23/2025	913	(98,714)	(111,287)	(11,732)
Keisei Electric Railway Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/09/2025	9,300	(89,362)	(86,954)	2,917
Kossan Rubber Industries Bhd	OBFR01	Monthly	JPMorgan Chase	04/15/2026	165,200	(66,259)	(58,089)	8,109
Melrose Industries PLC	SONIO/N	Monthly	JPMorgan Chase	07/14/2026	8,163	(53,661)	(59,453)	(4,838)
Mitsubishi Pencil Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	07/14/2026	2,100	(30,062)	(29,668)	215
Mobico Group PLC	SONIO/N	Monthly	JPMorgan Chase	06/17/2026	241,882	(89,646)	(98,024)	(6,881)
Nagoya Railroad Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	07/14/2026	2,800	(31,362)	(31,673)	(133)
Nankai Electric Railway Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	07/14/2026	3,800	(56,012)	(57,463)	(1,134)
NIDEC Corp.	MUTKCALM	Monthly	JPMorgan Chase	06/17/2026	1,800	(35,313)	(34,980)	534
Rainbow Robotics	OBFR01	Monthly	JPMorgan Chase	05/27/2026	438	(90,534)	(90,712)	(200)
Richelieu Hardware, Ltd.	CAONREPO	Monthly	JPMorgan Chase	05/25/2026	2,819	(72,204)	(75,746)	(3,130)

bridgewayfunds.com	53

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Short ((1.47)%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Industrials – (continued)
Rumo SA	OBFR01	Monthly	JPMorgan Chase	02/20/2026	20,500	$(70,662)	$(69,917)	$895
Sdiptech AB, Class B	STIB1D	Monthly	JPMorgan Chase	01/21/2026	4,554	(109,635)	(102,673)	8,536
Shapir Engineering and Industry, Ltd.	SHIR	Monthly	JPMorgan Chase	03/27/2026	9,186	(70,196)	(81,907)	(9,236)
SK IE Technology Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	05/27/2026	5,683	(94,140)	(112,925)	(18,711)
SMC Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/23/2025	300	(111,183)	(107,509)	3,646
Sunrun, Inc.	OBFR01	Monthly	JPMorgan Chase	07/13/2026	6,290	(55,729)	(51,452)	4,400
Ta Ya Electric Wire & Cable	OBFR01	Monthly	JPMorgan Chase	05/27/2026	84,000	(104,951)	(109,096)	(4,202)
Taihan Electric Wire Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	10,364	(117,671)	(131,922)	(14,331)
Taiwan Glass Industry Corp.	OBFR01	Monthly	JPMorgan Chase	04/15/2026	159,000	(88,174)	(87,131)	1,078
Talgo SA	ESTRON	Monthly	JPMorgan Chase	02/18/2026	19,153	(69,373)	(66,721)	4,745
TFI International, Inc.	CAONREPO	Monthly	JPMorgan Chase	04/14/2026	826	(75,809)	(74,147)	1,723
Unimicron Technology Corp.	OBFR01	Monthly	JPMorgan Chase	04/15/2026	34,000	(121,534)	(132,699)	(11,000)
VAT Group AG	SSARON	Monthly	JPMorgan Chase	12/09/2025	194	(79,776)	(82,204)	420
Walsin Lihwa Corp.	OBFR01	Monthly	JPMorgan Chase	07/22/2026	3,810	(2,451)	(2,817)	(362)
XPO, Inc.	OBFR01	Monthly	JPMorgan Chase	04/14/2026	292	(36,071)	(36,877)	(722)
Yaskawa Electric Corp.	MUTKCALM	Monthly	JPMorgan Chase	06/17/2026	4,100	(93,062)	(92,714)	877

						(4,305,861)	(4,433,188)	(83,547)

Information Technology
Appier Group, Inc.	MUTKCALM	Monthly	JPMorgan Chase	07/14/2026	4,400	(45,668)	(49,728)	(3,801)
ASM International NV	ESTRON	Monthly	JPMorgan Chase	01/21/2026	118	(71,809)	(75,694)	(1,597)
ASMPT, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	12/09/2025	11,500	(84,103)	(84,636)	(562)
BE Semiconductor Industries NV	ESTRON	Monthly	JPMorgan Chase	12/09/2025	730	(100,342)	(109,174)	(5,633)
Camtek, Ltd.	SHIR	Monthly	JPMorgan Chase	05/26/2026	1,400	(105,938)	(121,002)	(11,085)
Comet Holding AG	SSARON	Monthly	JPMorgan Chase	12/23/2025	270	(78,903)	(85,309)	(3,590)
Confluent, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	06/16/2026	2,700	(65,070)	(67,311)	(2,090)
Dassault Systemes SE	ESTRON	Monthly	JPMorgan Chase	12/23/2025	2,308	(85,469)	(83,646)	4,548
Douzone Bizon Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	07/14/2026	1,457	(68,242)	(72,776)	(4,493)
Faraday Technology Corp.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	10,000	(61,134)	(63,637)	(3,561)

54	Annual Report | June 30, 2025

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Short ((1.47)%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Information Technology – (continued)
FLEXium Interconnect, Inc.	OBFR01	Monthly	JPMorgan Chase	07/14/2026	52,000	$(91,548)	$(100,059)	$(8,443)
Freee KK	MUTKCALM	Monthly	JPMorgan Chase	12/09/2025	400	(10,482)	(10,637)	(105)
GB Group PLC	SONIO/N	Monthly	JPMorgan Chase	05/27/2026	18,126	(60,263)	(58,971)	1,299
GCL Technology Holdings, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	12/09/2025	487,000	(53,361)	(62,203)	(8,880)
HTC Corp.	OBFR01	Monthly	JPMorgan Chase	12/09/2025	55,000	(70,647)	(74,292)	(3,868)
Intel Corp.	OBFR01	Monthly	JPMorgan Chase	07/13/2026	2,348	(51,844)	(52,595)	(637)
Jenoptik AG	ESTRON	Monthly	JPMorgan Chase	07/14/2026	1,715	(38,407)	(39,588)	42
Keyence Corp.	MUTKCALM	Monthly	JPMorgan Chase	07/14/2026	100	(41,468)	(39,983)	1,720
Lasertec Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/23/2025	800	(82,312)	(107,248)	(25,426)
Lightspeed Commerce, Inc.	CAONREPO	Monthly	JPMorgan Chase	07/13/2026	7,901	(95,726)	(92,717)	3,549
Macquarie Technology Group, Ltd.	RBACOR	Monthly	JPMorgan Chase	06/17/2026	1,605	(66,936)	(70,273)	(2,692)
Macronix International Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	04/15/2026	126,000	(91,762)	(91,663)	224
Malaysian Pacific Industries Bhd	OBFR01	Monthly	JPMorgan Chase	12/23/2025	21,400	(107,038)	(107,900)	(987)
Money Forward, Inc.	MUTKCALM	Monthly	JPMorgan Chase	01/21/2026	2,600	(83,953)	(88,244)	(3,813)
Nagarro SE	ESTRON	Monthly	JPMorgan Chase	07/14/2026	791	(52,917)	(56,615)	(2,057)
NCAB Group AB	STIB1D	Monthly	JPMorgan Chase	07/14/2026	15,837	(78,699)	(78,954)	870
NEXTDC, Ltd.	RBACOR	Monthly	JPMorgan Chase	04/15/2026	10,518	(95,128)	(100,398)	(4,266)
NextNav, Inc.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	7,673	(93,879)	(116,630)	(22,536)
Nice, Ltd.	SHIR	Monthly	JPMorgan Chase	04/15/2026	317	(56,174)	(53,736)	4,540
Nova, Ltd.	SHIR	Monthly	JPMorgan Chase	06/17/2026	200	(44,840)	(56,697)	(10,188)
Powerchip Semiconductor Manufacturing Corp.	OBFR01	Monthly	JPMorgan Chase	04/15/2026	151,000	(79,702)	(79,587)	107
QT Group Oyj	ESTRON	Monthly	JPMorgan Chase	06/17/2026	1,387	(93,265)	(93,958)	2,278
Renesas Electronics Corp.	MUTKCALM	Monthly	JPMorgan Chase	07/14/2026	2,600	(34,832)	(32,166)	2,863
RichWave Technology Corp.	OBFR01	Monthly	JPMorgan Chase	02/25/2026	13,000	(54,069)	(52,580)	1,460
Riken Keiki Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	02/18/2026	4,000	(77,892)	(83,707)	(5,370)
Sesa S.p.A	ESTRON	Monthly	JPMorgan Chase	01/21/2026	1,154	(109,375)	(117,296)	(4,438)

bridgewayfunds.com	55

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Short ((1.47)%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Information Technology – (continued)
Silergy Corp.	OBFR01	Monthly	JPMorgan Chase	05/27/2026	1,000	$(12,795)	$(12,181)	$622
Silicon Integrated Systems Corp.	OBFR01	Monthly	JPMorgan Chase	07/14/2026	33,000	(52,861)	(54,688)	(1,854)
SOITEC	ESTRON	Monthly	JPMorgan Chase	12/09/2025	1,353	(73,726)	(74,607)	1,469
SolarEdge Technologies, Inc.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	4,567	(95,587)	(93,167)	2,642
SOLUM Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	05/27/2026	7,395	(82,715)	(86,984)	(4,301)
Technoprobe S.p.A	ESTRON	Monthly	JPMorgan Chase	12/09/2025	6,635	(57,010)	(58,015)	811
Tower Semiconductor, Ltd.	SHIR	Monthly	JPMorgan Chase	04/15/2026	2,000	(83,154)	(86,982)	(753)
Tuya, Inc.	OBFR01	Monthly	JPMorgan Chase	07/13/2026	14,359	(39,918)	(33,169)	6,837
Universal Microwave Technology, Inc.	OBFR01	Monthly	JPMorgan Chase	07/14/2026	6,000	(68,050)	(73,664)	(5,668)
Win Semiconductors Corp.	OBFR01	Monthly	JPMorgan Chase	12/09/2025	20,000	(57,192)	(59,366)	(2,830)

						(3,206,205)	(3,364,433)	(119,643)

Materials
Alpha HPA, Ltd.	RBACOR	Monthly	JPMorgan Chase	07/14/2026	101,657	(56,003)	(57,179)	(685)
Alpha Metallurgical Resources, Inc.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	332	(37,111)	(37,343)	(146)
Bellevue Gold, Ltd.	RBACOR	Monthly	JPMorgan Chase	02/18/2026	139,054	(84,842)	(83,801)	1,936
Capstone Copper Corp.	CAONREPO	Monthly	JPMorgan Chase	12/08/2025	17,807	(104,161)	(109,320)	(4,564)
Chung Hung Steel Corp.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	137,000	(68,651)	(66,863)	1,791
Covestro AG	ESTRON	Monthly	JPMorgan Chase	05/26/2026	1,278	(88,053)	(90,927)	(68)
Denison Mines Corp.	CAONREPO	Monthly	JPMorgan Chase	04/14/2026	63,875	(100,881)	(116,797)	(15,340)
Dexco SA	OBFR01	Monthly	JPMorgan Chase	07/14/2026	66,200	(67,085)	(69,087)	(1,875)
Endeavour Silver Corp.	CAONREPO	Monthly	JPMorgan Chase	07/13/2026	19,423	(96,998)	(95,707)	1,652
Foran Mining Corp.	CAONREPO	Monthly	JPMorgan Chase	05/04/2026	29,100	(70,641)	(65,177)	5,790
Formosa Plastics Corp.	OBFR01	Monthly	JPMorgan Chase	07/14/2026	51,000	(60,909)	(60,857)	114
Iluka Resources, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/09/2025	32,820	(80,741)	(82,341)	(748)
Impala Platinum Holdings, Ltd.	SAONBOR	Monthly	JPMorgan Chase	12/10/2025	11,034	(92,803)	(99,143)	(5,983)
IperionX, Ltd.	RBACOR	Monthly	JPMorgan Chase	07/14/2026	12,144	(33,015)	(38,045)	(4,669)
Ivanhoe Electric, Inc.	OBFR01	Monthly	JPMorgan Chase	01/21/2026	14,711	(119,306)	(133,429)	(13,843)
Ivanhoe Mines, Ltd., Class A	CAONREPO	Monthly	JPMorgan Chase	03/06/2026	11,131	(93,108)	(83,621)	10,017

56	Annual Report | June 30, 2025

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Short ((1.47)%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Materials – (continued)
Jinchuan Group International Resources Co., Ltd.#	HIHDO/N	Monthly	JPMorgan Chase	04/15/2026	652,000	$(53,165)	$(53,157)	$(129)
KGHM Polska Miedz SA	WIBOON	Monthly	JPMorgan Chase	01/21/2026	2,432	(84,518)	(87,046)	630
Lynas Rare Earths, Ltd.	RBACOR	Monthly	JPMorgan Chase	01/21/2026	14,900	(91,104)	(84,933)	7,133
NexGen Energy, Ltd.	CAONREPO	Monthly	JPMorgan Chase	04/14/2026	16,592	(105,425)	(115,264)	(9,236)
Northam Platinum Holdings, Ltd.	SAONBOR	Monthly	JPMorgan Chase	12/10/2025	11,049	(108,730)	(120,121)	(11,002)
OCI NV	ESTRON	Monthly	JPMorgan Chase	07/14/2026	10,583	(90,812)	(95,706)	(2,004)
Osaka Soda Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	04/15/2026	6,500	(74,733)	(80,843)	(5,684)
Seabridge Gold, Inc.	CAONREPO	Monthly	JPMorgan Chase	05/12/2026	2,761	(39,669)	(40,084)	(188)
SGL Carbon SE	ESTRON	Monthly	JPMorgan Chase	04/15/2026	18,681	(80,790)	(77,362)	5,788
Sigma Lithium Corp.	OBFR01	Monthly	JPMorgan Chase	05/04/2026	17,400	(98,832)	(78,300)	20,665
Sika AG	SSARON	Monthly	JPMorgan Chase	04/15/2026	260	(70,065)	(70,742)	1,824
Svenska Cellulosa AB SCA, Class B	STIB1D	Monthly	JPMorgan Chase	05/26/2026	6,511	(87,034)	(84,661)	3,623
Syensqo SA	ESTRON	Monthly	JPMorgan Chase	05/26/2026	468	(37,485)	(36,253)	2,427
Warrior Met Coal, Inc.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	1,710	(81,259)	(78,369)	3,074
West Fraser Timber Co., Ltd.	CAONREPO	Monthly	JPMorgan Chase	06/16/2026	1,215	(93,369)	(89,099)	4,286

						(2,451,298)	(2,481,577)	(5,414)

Real Estate
Atrium Ljungberg AB, Class B	STIB1D	Monthly	JPMorgan Chase	03/09/2026	21,425	(75,805)	(76,753)	174
Ayala Corp.#	OBFR01	Monthly	JPMorgan Chase	04/15/2026	8,230	(82,698)	(83,260)	(498)
Azorim-Investment Development & Construction Co., Ltd.	SHIR	Monthly	JPMorgan Chase	04/15/2026	14,342	(68,471)	(100,820)	(29,965)
Castellum AB	STIB1D	Monthly	JPMorgan Chase	03/09/2026	5,272	(67,282)	(69,380)	(1,476)
FastPartner AB, Class A	STIB1D	Monthly	JPMorgan Chase	04/15/2026	16,615	(93,934)	(101,734)	(6,451)
Iguatemi SA	OBFR01	Monthly	JPMorgan Chase	05/13/2026	22,800	(90,901)	(97,317)	(7,541)
Lifestyle Communities, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/09/2025	20,839	(90,430)	(96,084)	(4,723)
Mabanee Co. KPSC	OBFR01	Monthly	JPMorgan Chase	04/16/2026	34,091	(97,972)	(97,514)	620
PEXA Group, Ltd.	RBACOR	Monthly	JPMorgan Chase	06/17/2026	6,291	(51,315)	(56,266)	(4,409)
Shurgard Self Storage, Ltd.	ESTRON	Monthly	JPMorgan Chase	05/26/2026	1,375	(57,030)	(60,069)	(1,267)

bridgewayfunds.com	57

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

Total Return Swaps - Short ((1.47)%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Real Estate – (continued)
SM Prime Holdings, Inc.#	OBFR01	Monthly	JPMorgan Chase	04/15/2026	226,200	$(91,161)	$(94,305)	$(3,074)
StorageVault Canada, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/08/2025	30,270	(93,401)	(90,916)	2,953
TKP Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/09/2025	1,000	(13,818)	(12,429)	1,452
Wharf Holdings, Ltd. (The)	HIHDO/N	Monthly	JPMorgan Chase	01/21/2026	29,000	(84,243)	(88,417)	(4,203)

						(1,058,461)	(1,125,264)	(58,408)

Utilities
Auren Energia SA	OBFR01	Monthly	JPMorgan Chase	06/17/2026	54,300	(97,542)	(101,642)	(3,879)
Boralex, Inc., Class A	CAONREPO	Monthly	JPMorgan Chase	04/14/2026	4,173	(98,707)	(96,959)	2,112
EDP Renovaveis SA	ESTRON	Monthly	JPMorgan Chase	12/09/2025	9,996	(108,389)	(111,852)	(8)
Enlight Renewable Energy, Ltd.	SHIR	Monthly	JPMorgan Chase	12/09/2025	5,015	(98,517)	(113,979)	(11,914)
Hawaiian Electric Industries, Inc.	OBFR01	Monthly	JPMorgan Chase	07/13/2026	6,225	(65,923)	(66,171)	(103)
OPC Energy, Ltd.	SHIR	Monthly	JPMorgan Chase	02/18/2026	9,094	(103,521)	(110,752)	(3,495)
Orsted AS	DKDR1T	Monthly	JPMorgan Chase	07/14/2026	2,223	(94,662)	(95,764)	1,888

						(667,261)	(697,119)	(15,399)

Total Reference Entity - Short						$(24,817,430)	$(25,527,983)	$(465,508)

Net Value of Reference Entity						$1,687,251	$1,838,536	$208,955

*	Includes unrealized appreciation (depreciation) on foreign currency translation, open trades, dividend receivables/payables and swap receivables/ payables.
#	Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $(46,878), which is -0.15% of total net assets.

BUBOR01M	- National Bank of Hungary Budapest Interbank Offered Rates 1 Month
BBSW1M	- Australian Bank Bill Short Term Rates 1 Month
CAONREPO	- Canadian Overnight Repo Rate Average
ESTRON	- Euro Short Term Rate Volume Weighted Trimmed Mean Rate
HIHD01M	- Hong King Interbank Offered Rate Fixings 1 Month
HIHDO/N	- Hong King Interbank Offered Rate Fixings Overnight
JIBA1M	- South Africa Johannesburg Interbank Agreed Rate 1 Month
MXIBTIIE	- Mexico Interbank Equlibrium Interbank Interest Rate 28 Day
MUTKCALM	- Bank of Japan Final Result: Unsecured Overnight Call Rate
NIBOR1M	- Oslo Bors Norway Interbank Offered Rate Fixing 1 Month
NOWA	- Norwegian Overnight Weighted Average
NZOCR	- Reserve Bank of New Zealand Official Cash Rate
OBFR01	- United States Overnight Bank Funding Rate
RBACOR	- Reserve Bank of Australia Cash Overnight Rate
SAONBOR	- South African Benchmark Overnight Rate
SHIR	- Shekel Overnight Risk Free Rate
SIBCSORA	- Singapore Domestic Interbank Overnight Rate Average
SONIO/N	- Sterling Overnight Index Average Interest Rate Benchmark
SSARON	- Swiss Average Rate Intraday Value

58	Annual Report | June 30, 2025

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2025

STIB1D	- Stockholm Interbank Offered Rate 1 Day
STIB1M	- Stockholm Interbank Offered Rates 1 Month
WIBO1M	- Warsaw Interbank Bid/Offered Rates 1 Month
WIBOON	- Warsaw Interbank Bid/Offered Rates Overnight
DKDR1T	- Danish Krone Overnight Deposit
PRIB01M	- Czech Interbank Offered Rates 1 Month

bridgewayfunds.com	59

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2025

ASSETS	Aggressive Investors 1	Ultra-Small Company
Investments at value(c)	$210,886,408	$92,118,459

Swaps, at value	–	–

Cash	–	11,974

Foreign Currency, at value	–	–

Cash collateral on swap contracts	–	–

Receivables:

Portfolio securities sold	–	–

Fund shares sold	1,863	961

Dividends and interest	124,102	51,513

Prepaid expenses	50,436	13,763

Total assets	211,062,809	92,196,670

LIABILITIES

Payables:

Portfolio securities purchased	–	–

Fund shares redeemed	23,683	23,252

Due to custodian	–	–

Loan payable	–	–

Payable upon return of securities loaned	–	5,496,246

Accrued Liabilities:

Investment adviser fees	152,107	62,067

Administration fees	1,258	481

Directors’ fees	2,562	1,089

Other	95,484	62,674

Total liabilities	275,094	5,645,809

NET ASSETS	$210,787,715	$86,550,861

NET ASSETS REPRESENT

Paid-in capital	$125,871,319	$72,340,144

Distributable earnings	84,916,396	14,210,717

NET ASSETS	$210,787,715	$86,550,861

Shares of common stock outstanding of $.001 par value(a)	2,012,932	2,721,086

Net asset value, offering price and redemption price per share	$104.72	$31.81

Investments at cost	$153,916,302	$84,840,027

Foreign currency at cost	$–	$–

(a) See Note 1 - Organization in the Notes to Financial Statements for shares authorized for each Fund.

(b) Redemption of shares held less than six months may be charged a 2% redemption fee. See Note 8.

(c) Includes investments purchased with cash collateral for security lending, see Note 2.

See Notes to Financial Statements.

60	bridgewayfunds.com

Ultra-Small Company Market		Small-Cap Value	Omni Small-Cap Value	Global Opportunities

$ 122,677,091		$356,875,027	$1,097,710,760	$23,652,617

–		–	–	208,955

323		–	23,921	–

–		–	–	29,779

–		–	–	7,924,975

176,267		1,434,795	1,806,215	470

6,787		56,198	725,451	–

75,317		406,394	873,547	99,092

23,079		53,926	126,912	13,400

122,958,864		358,826,340	1,101,266,806	31,929,288

336,805		–	1,357,119	228,452

190,249		621,087	152,224	–

–		–	–	1,152

–		885,000	–	–

15,790,758		4,661,001	25,661,895	–

20,162		223,766	232,156	10,236

558		2,094	6,378	362

5,739		11,081	14,407	479

119,842		245,039	415,578	108,025

16,464,113		6,649,068	27,839,757	348,706

$ 106,494,751		$352,177,272	$1,073,427,049	$31,580,582

$ 105,525,391		$350,906,893	$844,262,126	$30,297,124

969,360		1,270,379	229,164,923	1,283,458

$ 106,494,751		$352,177,272	$1,073,427,049	$31,580,582

8,701,006		10,054,472	62,760,573	2,978,327

$ 12.24	(b)	$35.03	$17.10	$10.60	(b)

$ 106,884,031		$355,604,648	$941,009,954	$23,652,617

$ –		$–	$–	$29,717

Annual Report | June 30, 2025	61

STATEMENTS OF OPERATIONS

Year Ended June 30, 2025

	Aggressive Investors 1	Ultra-Small Company

INVESTMENT INCOME

Dividends	$2,267,830	$873,108

Less: foreign taxes withheld	(2,232)	(10,701)

Interest	27,819	31,340

Securities lending	3,332	103,119

Total Investment Income	2,296,749	996,866

EXPENSES

Investment advisory fees - Base fees	1,738,839	762,396

Investment advisory fees - Performance adjustment	(575,133)	–

Administration fees	12,318	5,380

Accounting fees	74,219	62,851

Transfer agent fees	123,905	61,155

Audit fees	20,700	14,400

Legal fees	27,689	12,173

Custody fees	2,765	5,199

Blue sky fees	21,055	12,628

Directors’ and officers’ fees	37,297	15,412

Shareholder servicing fees	113,141	29,395

Reports to shareholders	32,078	20,412

Insurance expenses	18,206	8,535

Miscellaneous expenses	19,704	11,275

Total Expenses	1,666,783	1,021,211

Less investment advisory fees waived and other expenses reimbursed	–	–

Net Expenses	1,666,783	1,021,211

NET INVESTMENT INCOME (LOSS)	629,966	(24,345)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized Gain on:

Investments	34,377,678	7,615,223

Swaps	–	–

Foreign Currency Transactions	376	–

Net Realized Gain	34,378,054	7,615,223

Change in Unrealized Appreciation (Depreciation) on:

Investments	9,443,860	7,095,889

Swaps	–	–

Foreign Currency Translations	–	–

Net Change in Unrealized Appreciation (Depreciation)	9,443,860	7,095,889

Net Realized and Unrealized Gain (Loss) on Investments	43,821,914	14,711,112

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,451,880	$14,686,767

(1)	For the period October 15, 2024 (commencement of operations) through June 30, 2025.

See Notes to Financial Statements.

62	bridgewayfunds.com

Ultra-Small Company Market	Small-Cap Value	Omni Small-Cap Value	Global Opportunities(1)

$ 1,695,876	$8,159,903	$26,187,669	$–

–	(15,711)	(15,629)	–

24,303	99,561	107,026	636,225

720,413	35,685	395,800	–

2,440,592	8,279,438	26,674,866	636,225

760,451	2,706,190	5,249,486	186,824

–	189,924	–	–

9,454	28,340	73,668	1,205

77,764	109,377	213,947	55,706

88,763	240,911	13,506	9,216

17,900	30,800	67,800	39,500

25,271	72,896	184,804	6,704

10,323	4,644	17,779	7,500

26,621	39,327	33,162	1,936

29,866	81,995	215,366	3,084

157,707	398,570	1,058,566	12,349

28,353	60,818	65,737	15,091

18,393	53,422	126,037	–

17,656	59,400	116,796	11,512

1,268,522	4,076,614	7,436,654	350,627

(127,846)	–	(1,953,857)	(126,438)

1,140,676	4,076,614	5,482,797	224,189

1,299,916	4,202,824	21,192,069	412,036

17,429,134	17,313,250	93,731,276	–
–	–	–	733,359

–	–	–	10,880

17,429,134	17,313,250	93,731,276	744,239

722,361	(18,041,595)	(90,028,038)	–

–	–	–	208,955

–	–	–	(65)

722,361	(18,041,595)	(90,028,038)	208,890

18,151,495	(728,345)	3,703,238	953,129

$ 19,451,411	$3,474,479	$24,895,307	$1,365,165

Annual Report | June 30, 2025	63

STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Investors 1		Ultra-Small Company

	Year Ended June 30,		Year Ended June 30,

	2025	2024	2025	2024

OPERATIONS

Net investment income (loss)	$629,966	$1,226,551	$(24,345)	$(45,087)

Net realized gain (loss) on investments, and foreign currency transactions	34,378,054	9,218,696	7,615,223	2,075,200

Net change in unrealized appreciation (depreciation) on investments, and foreign currency translations	9,443,860	30,472,662	7,095,889	2,505,443

Net increase in net assets resulting from operations	44,451,880	40,917,909	14,686,767	4,535,556

DISTRIBUTIONS:
From net investment income and net realized gains	(6,183,515)	(1,390,323)	(2,258,167)	(4,092,359)

Net decrease in net assets from distributions	(6,183,515)	(1,390,323)	(2,258,167)	(4,092,359)

SHARE TRANSACTIONS:

Proceeds from sale of shares	4,366,166	2,258,504	956,394	251,569

Reinvestment of distributions	5,937,197	1,332,748	2,126,055	3,893,496

Cost of shares redeemed	(16,170,781)	(15,624,576)	(6,725,168)	(9,217,969)

Redemption fees	–	–	–	–

Net increase (decrease) in net assets resulting from share transactions	(5,867,418)	(12,033,324)	(3,642,719)	(5,072,904)
Net increase (decrease) in net assets	32,400,947	27,494,262	8,785,881	(4,629,707)

NET ASSETS:

Beginning of year	178,386,768	150,892,506	77,764,980	82,394,687

End of year	$210,787,715	$178,386,768	$86,550,861	$77,764,980

SHARES ISSUED & REDEEMED

Issued	44,933	30,914	31,861	8,687

Distributions reinvested	58,918	18,674	62,476	148,042

Redeemed	(171,789)	(207,616)	(216,421)	(335,138)

Net increase (decrease)	(67,938)	(158,028)	(122,084)	(178,409)

Outstanding at beginning of year	2,080,870	2,238,898	2,843,170	3,021,579

Outstanding at end of year	2,012,932	2,080,870	2,721,086	2,843,170

See Notes to Financial Statements.

64	bridgewayfunds.com

Ultra-Small Company Market		Small-Cap Value		Omni Small-Cap Value

Year Ended June 30,		Year Ended June 30,		Year Ended June 30,

2025	2024	2025	2024	2025	2024

$ 1,299,916	$1,126,941	$4,202,824	$4,837,960	$21,192,069	$21,231,591

17,429,134	(7,184,069)	17,313,250	13,981,733	93,731,276	86,257,635

722,361	11,740,645	(18,041,595)	13,105,923	(90,028,038)	69,467,332

19,451,411	5,683,517	3,474,479	31,925,616	24,895,307	176,956,558

(1,126,896)	(1,680,449)	(33,937,549)	(14,696,211)	(109,330,790)	(104,233,821)

(1,126,896)	(1,680,449)	(33,937,549)	(14,696,211)	(109,330,790)	(104,233,821)

5,604,995	5,817,267	78,577,968	140,013,203	107,753,768	106,123,416

1,041,395	1,547,171	30,898,872	14,272,088	109,166,881	104,131,268

(85,965,097)	(28,519,977)	(214,626,616)	(230,058,983)	(257,784,592)	(203,971,070)

10,273	26,858	–	–	–	–

(79,308,434)	(21,128,681)	(105,149,776)	(75,773,692)	(40,863,943)	6,283,614

(60,983,919)	(17,125,613)	(135,612,846)	(58,544,287)	(125,299,426)	79,006,351

167,478,670	184,604,283	487,790,118	546,334,405	1,198,726,475	1,119,720,124

$ 106,494,751	$167,478,670	$352,177,272	$487,790,118	$1,073,427,049	$1,198,726,475

486,625	545,206	2,084,215	3,805,717	6,158,829	5,830,299

77,832	149,775	764,256	388,991	5,581,129	5,765,851

(7,332,619)	(2,639,313)	(5,832,824)	(6,270,857)	(14,035,219)	(11,152,058)

(6,768,162)	(1,944,332)	(2,984,353)	(2,076,149)	(2,295,261)	444,092

15,469,168	17,413,500	13,038,825	15,114,974	65,055,834	64,611,742

8,701,006	15,469,168	10,054,472	13,038,825	62,760,573	65,055,834

Annual Report | June 30, 2025	65

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Global Opportunities

For the Period October 15, 2024(a)
Through June 30, 2025

OPERATIONS
Net investment income	$412,036

Net realized gain on investments, swaps and foreign currency transactions	744,239

Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currency translations	208,890

Net increase in net assets resulting from operations	1,365,165

DISTRIBUTIONS:

From net investment income and net realized gains	(74,679)

Net decrease in net assets from distributions	(74,679)

SHARE TRANSACTIONS:

Proceeds from sale of shares	30,443,019

Reinvestment of distributions	74,679

Cost of shares redeemed	(228,465)

Redemption fees	863

Net increase in net assets resulting from share transactions	30,290,096

Net increase in net assets	31,580,582

NET ASSETS:

Beginning of period	–

End of period	$31,580,582

SHARES ISSUED & REDEEMED

Issued	2,992,677

Distributions reinvested	7,431

Redeemed	(21,781)

Net increase	2,978,327

Outstanding at beginning of period	–

Outstanding at end of period	2,978,327

(a)	Commencement of Investment Operations.

See Notes to Financial Statements.

66	bridgewayfunds.com

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year indicated)

AGGRESSIVE INVESTORS 1

	Year Ended June 30

	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$85.73	$67.40	$57.61	$82.61	$56.59

Income from Investment Operations:

Net Investment Income(a)	0.31	0.57	0.78	0.69	0.86

Net Realized and Unrealized Gain (Loss)	21.75	18.40	9.88	(18.56)	25.88

Total from Investment Operations	22.06	18.97	10.66	(17.87)	26.74

Less Distributions to Shareholders from:

Net Investment Income	(0.52)	(0.64)	(0.87)	(0.83)	(0.72)

Net Realized Gain	(2.55)	–	–	(6.30)	–

Total Distributions	(3.07)	(0.64)	(0.87)	(7.13)	(0.72)

Net Asset Value, End of Year	$104.72	$85.73	$67.40	$57.61	$82.61

Total Return	25.88%	28.34%	18.66%	(23.81%)	47.48%

Ratios and Supplemental Data:

Net Assets, End of Year (in 000’s)	$210,788	$178,387	$150,893	$135,510	$190,248

Expenses Before Waivers and Reimbursements(b)	0.86%	0.46%	0.32%	0.39%	0.34%

Expenses After Waivers and Reimbursements	0.86%	0.46%	0.32%	0.39%	0.34%

Net Investment Income After Waivers and Reimbursements	0.33%	0.76%	1.25%	0.90%	1.22%

Portfolio Turnover Rate	61%	65%	81%	64%	88%

(a)	Per share amounts calculated based on the average daily shares outstanding during the year.
(b)

Expense ratios are lower in past periods when compared to current period, due to a significant negative performance adjustment to the investment advisor fee. Please refer to Note 3 of the Notes to Financial Statements for further information. The rate shown may not be indicative of the rate going forward.

See Notes to Financial Statements.

Annual Report | June 30, 2025	67

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year indicated)

ULTRA-SMALL COMPANY

	Year Ended June 30

	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$27.35	$27.27	$29.31	$46.46	$22.06

Income from Investment Operations:

Net Investment Income (Loss)(a)	(0.01)	(0.02)	(0.02)	0.19	0.16

Net Realized and Unrealized Gain (Loss)	5.28	1.52	2.69	(9.11)	24.24

Total from Investment Operations	5.27	1.50	2.67	(8.92)	24.40

Less Distributions to Shareholders from:

Net Investment Income	(0.06)	–	–	(0.24)	–

Net Realized Gain	(0.75)	(1.42)	(4.71)	(7.99)	–

Total Distributions	(0.81)	(1.42)	(4.71)	(8.23)	–

Net Asset Value, End of Year	$31.81	$27.35	$27.27	$29.31	$46.46(b)

Total Return	19.07%	5.71%	10.37%	(21.04%)	110.61%

Ratios and Supplemental Data:

Net Assets, End of Year (in 000’s)	$86,551	$77,765	$82,395	$78,488	$109,592

Expenses Before Waivers and Reimbursements	1.21%	1.22%	1.20%	1.15%	1.19%

Expenses After Waivers and Reimbursements	1.21%	1.22%	1.20%	1.15%	1.19%

Net Investment Income (Loss) After Waivers and Reimbursements	(0.03%)	(0.06%)	(0.06%)	0.50%	0.48%

Portfolio Turnover Rate	65%	72%	74%	109%	82%

(a)	Per share amounts calculated based on the average daily shares outstanding during the year.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States; consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Notes to Financial Statements.

68	bridgewayfunds.com

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year indicated)

ULTRA-SMALL COMPANY MARKET

	Year Ended June 30

	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$10.83	$10.60	$10.83	$19.61	$9.96

Income from Investment Operations:
Net Investment Income(a)	0.10	0.07	0.09	0.13	0.13
Net Realized and Unrealized Gain (Loss)	1.39	0.26	(0.10)	(5.43)	9.98

Total from Investment Operations	1.49	0.33	(0.01)	(5.30)	10.11

Less Distributions to Shareholders from:

Net Investment Income	(0.08)	(0.10)	(0.11)	(0.12)	(0.14)

Net Realized Gain	–	–	(0.11)	(3.39)	(0.35)

Total Distributions	(0.08)	(0.10)	(0.22)	(3.51)	(0.49)

Paid-in Capital from Redemption Fees(a)	0.00(b)	0.00(b)	0.00(b)	0.03	0.03

Net Asset Value, End of Year	$12.24	$10.83	$10.60	$10.83	$19.61

Total Return	13.69%(c)	3.17%(c)	(0.01%)(c)	(30.38%)(c)	103.83%

Ratios and Supplemental Data:

Net Assets, End of Year (in 000’s)	$106,495	$167,479	$184,604	$189,304	$386,516

Expenses Before Waivers and Reimbursements	0.83%	0.79%	0.78%	0.78%	0.75%

Expenses After Waivers and Reimbursements	0.75%	0.75%	0.75%	0.75%	0.75%

Net Investment Income After Waivers and Reimbursements	0.85%	0.63%	0.88%	0.85%	0.83%

Portfolio Turnover Rate	39%	44%	58%	47%	52%

(a)	Per share amounts calculated based on the average daily shares outstanding during the year.
(b)	Amount represents less than $0.005.
(c)	Total return would have been lower had various fees not been waived during the year.

See Notes to Financial Statements.

Annual Report | June 30, 2025	69

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year indicated)

SMALL-CAP VALUE

	Year Ended June 30

	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$37.41	$36.15	$32.79	$36.49	$16.52

Income from Investment Operations:
Net Investment Income(a)	0.35	0.33	0.53	0.15	0.12
Net Realized and Unrealized Gain (Loss)	0.10(b)	1.95	3.16	(2.12)	20.05

Total from Investment Operations	0.45	2.28	3.69	(1.97)	20.17

Less Distributions to Shareholders from:

Net Investment Income	(0.63)	(0.36)	(0.33)	(0.10)	(0.20)

Net Realized Gain	(2.20)	(0.66)	–	(1.63)	–

Total Distributions	(2.83)	(1.02)	(0.33)	(1.73)	(0.20)

Net Asset Value, End of Year	$35.03	$37.41	$36.15	$32.79	$36.49

Total Return	0.19%	6.36%	11.30%	(5.81%)	122.77%

Ratios and Supplemental Data:

Net Assets, End of Year (in 000’s)	$352,177	$487,790	$546,334	$422,713	$290,686

Expenses Before Waivers and Reimbursements	0.90%	0.88%	0.86%(c)	0.83%	0.91%

Expenses After Waivers and Reimbursements	0.90%	0.88%	0.86%(c)	0.83%	0.91%

Net Investment Income After Waivers and Reimbursements	0.93%	0.91%	1.51%	0.42%	0.40%

Portfolio Turnover Rate	63%	56%	61%	95%	91%

(a)	Per share amounts calculated based on the average daily shares outstanding during the year.
(b)

The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)	Includes interest expense of 0.01%.

See Notes to Financial Statements.

70	bridgewayfunds.com

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year indicated)

OMNI SMALL-CAP VALUE

	Year Ended June 30

	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$18.43	$17.33	$20.15	$22.03	$11.44

Income from Investment Operations:
Net Investment Income(a)	0.33	0.32	0.37	0.28	0.21
Net Realized and Unrealized Gain (Loss)	0.10	2.40	0.67	(1.23)	10.57

Total from Investment Operations	0.43	2.72	1.04	(0.95)	10.78

Less Distributions to Shareholders from:

Net Investment Income	(0.33)	(0.29)	(0.32)	(0.41)	(0.19)

Net Realized Gain	(1.43)	(1.33)	(3.54)	(0.52)	–

Total Distributions	(1.76)	(1.62)	(3.86)	(0.93)	(0.19)

Net Asset Value, End of Year	$17.10	$18.43	$17.33	$20.15	$22.03

Total Return(b)	1.15%	15.93%	5.04%	(4.65%)	94.92%

Ratios and Supplemental Data:

Net Assets, End of Year (in 000’s)	$1,073,427	$1,198,726	$1,119,720	$1,158,941	$1,271,035

Expenses Before Waivers and Reimbursements	0.64%	0.63%	0.66%	0.66%	0.68%

Expenses After Waivers and Reimbursements	0.47%	0.47%	0.47%	0.47%	0.47%

Net Investment Income After Waivers and Reimbursements	1.82%	1.78%	1.93%	1.25%	1.29%

Portfolio Turnover Rate	31%	26%	38%	30%	21%

(a)	Per share amounts calculated based on the average daily shares outstanding during the year.
(b)	Total return would have been lower had various fees not been waived during the year.

See Notes to Financial Statements.

Annual Report | June 30, 2025	71

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

GLOBAL OPPORTUNITIES

For the Period October 15, 2024(a) Through June 30, 2025

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income(b)	0.20
Net Realized and Unrealized Gain	0.44

Total from Investment Operations	0.64

Less Distributions to Shareholders from:

Net Investment Income	(0.04)

Net Realized Gain	–

Total Distributions	(0.04)

Paid-in Capital from Redemption Fees(b)	0.00(c)

Net Asset Value, End of Period	$10.60

Total Return(d)	6.41%(e)

Ratios and Supplemental Data:

Net Assets, End of Period (in 000’s)	$31,581

Expenses Before Waivers and Reimbursements	2.35%(f)

Expenses After Waivers and Reimbursements	1.50%(f)

Net Investment Income After Waivers and Reimbursements	2.76%(f)

Portfolio Turnover Rate	–%(e)

(a)	Commencement of Investment Operations.

(b)	Per share amounts calculated based on the average daily shares outstanding during the period.

(c)	Amount represents less than $0.005.

(d)	Total return would have been lower had various fees not been waived during the year.

(e)	Not annualized.
(f)	Annualized for periods less than one year.

See Notes to Financial Statements.

72	bridgewayfunds.com

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

1.  Organization

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Bridgeway is organized as a series fund, with six investment funds as of June 30, 2025.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of June 30, 2025, 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Aggressive Investors 1, Ultra-Small Company Market, Small-Cap Value, Omni Small-Cap Value and Global Opportunities Funds.

The Ultra-Small Company Fund is open to existing investors (direct only).

The Funds are no-load, diversified funds.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three-year intervals or more).

The Ultra-Small Company, Ultra-Small Company Market, Small-Cap Value, and Omni Small-Cap Value Funds seek to provide a long-term total return-on-capital, primarily through capital appreciation.

The Global Opportunities Fund seeks long-term positive absolute returns while limiting exposure to general stock market risk.

Bridgeway Capital Management, LLC (the “Adviser”) is the investment adviser for all of the Funds.

2.  Significant Accounting Policies:

Following is a summary of significant accounting policies that are followed in the preparation of the financial statements of the Funds. They are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities, Options, Futures, and Other Investments Valuation Securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“Nasdaq”) system, the securities are valued based on the Nasdaq Official Closing Price (“NOCP”). In the absence of recorded sales on their primary exchange, or NOCP, in the case of Nasdaq traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

OTC derivatives, including swap contracts, are fair valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. The value of each equity swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using either the last sale or closing price on the principal exchange on which the securities are traded or a fair value provided by an independent pricing service; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of

Annual Report | June 30, 2025	73

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025

Directors. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to make all necessary determinations of fair value. The valuation assigned to a fair valued security for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Adviser does not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations, or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain US Government and sovereign obligations, most government agency securities, investment-grade corporate bonds, swap contracts and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

●	Level 3 – significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Adviser uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Adviser in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting value and therefore the results of the Funds’ operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of June 30, 2025 is included with each Fund’s Schedule of Investments.

Details regarding material transfers into, and material transfers out of, Level 3, if any, can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

Securities Lending Upon lending its securities to third parties, each participating Fund receives compensation in the form of fees. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. The remaining contractual maturity of all securities lending transactions is overnight and continuous. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, a Fund does not have the right to sell or re-pledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due, resulting in a loss. Under the terms of the Securities Lending Agreement, the Funds are indemnified for such losses by the securities lending agent. The Global Opportunities Fund does not participate in the securities lending program.

74	bridgewayfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025

While securities are on loan, the Fund continues to receive dividends on the securities loaned and recognizes any unrealized gain or loss in the fair value of the securities loaned.

Securities lending transactions are entered into by a Fund under a Securities Lending Agreement which provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral or to offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency.

The market value of securities on loan, all of which are classified as common stocks in the Funds’ Schedules of Investments, and the value of the related cash collateral are shown in the Statements of Assets and Liabilities as a component of Investments at value. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Funds or the borrower at any time. During the year ended June 30, 2025 the Global Opportunities Fund did not have any securities lending transactions.

The following table is a summary of the Funds’ payable upon return of securities loaned and related cash collateral, which are subject to a netting agreement as of June 30, 2025:

				Gross Amount Not Offset in the Statements of Assets and Liabilities

Fund	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount

Ultra-Small Company
Securities lending	$5,496,246	$–	$5,496,246	$–	$5,496,246	$–
Ultra-Small Company Market
Securities lending	$15,790,758	–	$15,790,758	–	$15,790,758	–
Small-Cap Value
Securities lending	$4,661,001	–	$4,661,001	–	$4,661,001	–
Omni Small-Cap Value
Securities lending	$25,661,895	–	$25,661,895	–	$25,661,895	–

[1]	Securities loaned with a value of $219,279 and $19,140 in Ultra-Small Company Market and Omni Small-Cap Value have been sold and are pending settlement on June 30, 2025.

Annual Report | June 30, 2025	75

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025

The following table summarizes the securities received as non-cash collateral and cash collateral for securities lending:

	Non-Cash Collateral

Fund	Collateral Type	Coupon Range	Maturity Date Range	Market Value	Cash Collateral	Total Collateral	Market Value of Securities on Loan

Aggressive Investors 1
Securities lending	U.S.Gov’t	0.00%-	07/15/25-
	Obligations	5.38%	11/15/54	$8,465,876	$–	$8,465,876	$8,387,220

Ultra-Small Company
Securities lending	U.S.Gov’t	0.13%-	07/15/25-
	Obligations	6.25%	11/15/54	$5,310,749	$5,496,246	$10,806,995	$10,469,889

Ultra-Small Company Market
Securities lending	U.S.Gov’t	0.00%-	07/15/25-
	Obligations	6.25%	08/15/54	$5,408,368	$15,790,758	$21,199,126	$20,408,931

Small-Cap Value
Securities lending	U.S.Gov’t	0.13%-	08/31/25-
	Obligations	6.25%	11/15/54	$16,551,095	$4,661,001	$21,212,096	$20,489,577

Omni Small-Cap Value
Securities lending	U.S.Gov’t	0.00%-	07/15/25-
	Obligations	6.25%	11/15/54	$76,858,487	$25,661,895	$102,520,382	$99,342,424

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of June 30, 2025, the collateral consisted of an institutional government money market fund and US Government Obligations.

Use of Estimates in Financial Statements In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the disclosure of contingent assets and liabilities on the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Segment Reporting Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. Each Fund’s investment adviser acts as each Fund’s CODM. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Concentrations of Credit Risk The Funds maintain cash and securities in its custody account, maintained by a high-credit, quality financial institution. Cash balances may, at times, exceed the FDIC insurance limit. Cash balances are generally invested in a short-term investment vehicle, which minimizes the risk of cash balances exceeding the FDIC insurance limit. Additionally, deposits with brokers may, at times, exceed the SIPC insurance limit.

Sector Concentration Risk Companies with similar characteristics may be grouped together in broad categories called sectors. Although each Fund seeks investments across a number of sectors, from time to time, based on economic conditions, each Fund may have significant positions in particular sectors. A certain sector may underperform other sectors or the market as a whole. As more assets are held in a specific sector, a Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025

As of June 30, 2025, Funds with net assets of 25% or greater in a particular sector were as follows:

Fund	Sector	% Net Assets at June 30, 2025
Aggressive Investors 1 Fund	Information Technology	27.42%
Ultra-Small Company Fund	Health Care	28.13%
Ultra-Small Company Market Fund	Health Care	29.59%
Small-Cap Value Fund	Financials	34.15%
Omni Small-Cap Value Fund	Financials	33.97%

Risks and Uncertainties The Funds provide for various investment options, including stocks, bonds, futures, and call and put options. Such investments are exposed to risks, such as interest rate, market, and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income, and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Income from the securities lending program is recorded when earned from the securities lending agent and reflected in the Statement of Operations under “Securities lending.”

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Distributions to Shareholders The Funds pay dividends from net investment income and distribute realized capital gains annually, usually in December.

Derivatives The Funds’ use of derivatives for the period ended June 30, 2025 was limited to total return swap contracts. The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds, categorized by primary underlying risk.

Primary Underlying Risk/Fund	Derivative Assets	Derivative Liabilities	Location on Statement of Assets and Liabilities
Equity Risk
Global Opportunities Fund:
Total Return Swaps- Long	$1,150,746	$476,283	Swaps, at value
Total Return Swaps- Short	481,991	947,499	Swaps, at value

Primary Underlying Risk/Fund	Amount of Realized Gain (Loss) on Derivatives	Amount of Unrealized Gain (Loss) on Derivatives	Location of Gain (Loss) in the Statement of Operations
Equity Risk
Global Opportunities Fund:
Total Return Swaps	$733,359		Realized Gain (Loss) on Swaps
			Change in Unrealized Appreciation
Total Return Swaps		$208,955	(Depreciation) on Swaps

The derivative instruments outstanding as of June 30, 2025, as disclosed in the Schedule of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year ended June 30, 2025, as disclosed in the Statements of Operations, serve as indicators of the volume of derivatives activity for the Funds.

Total Return Swap Contracts The Global Opportunities Fund invests in total return swap contracts to obtain exposure to the underlying referenced security without actually owning the underlying position. Total Return Swap Contracts give the

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025

Global Opportunities Fund the right to receive the appreciation in value of an underlying asset in return for paying a fee to the counterparty. The fee paid by the fund will typically be determined by multiplying the face value of the swap agreement by an agreed-upon interest rate. To the extent the total return of the security underlying the transaction exceeds (or falls short of) the offsetting interest rate obligations the fund will receive a payment from (or make a payment to) the counterparty. Total return swap contracts are marked to market daily and the change in market value, if any, is reported as a change in unrealized appreciation (depreciation) on swap contracts in the Statement of Operations. Periodic payments received (paid) by the fund is reported as realized gains (losses) on swap contracts on the Statement of Operations. Total return swap contracts outstanding as of June 30, 2025 are disclosed on the Global Opportunities Fund Schedule of Investments.

Indemnification Under the Company’s organizational documents, the Funds’ officers, directors, employees and agents are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

3.  Advisory Fees and Other Related Party Transactions:

The Funds have entered into management agreements with the Adviser. As compensation for the advisory services rendered, facilities furnished, and expenses borne by the Adviser, the Funds pay the Adviser a fee pursuant to each Fund’s management agreement, as described below.

Aggressive Investors 1 Fund and Small-Cap Value Fund each have management fees that are comprised of a base fee, which is applied to the Fund’s average annual net assets, and a performance adjustment, which adjusts the fee upward or downward depending on a Fund’s performance relative to the applicable market index over a rolling five-year performance period, and is applied to the Fund’s average daily net assets over this performance period.

Because the performance adjustment is based on a Fund’s performance relative to the applicable market index, and not the Fund’s absolute performance, the performance adjustment could increase the Adviser’s fee even if the Fund’s shares lose value over the performance period, provided that the Fund outperformed its market index, or could decrease the Adviser’s fee even if the Fund’s shares increase in value during the performance period, provided that the Fund underperformed its market index. Also, depending on a Fund’s performance relative to the applicable market index over the rolling five-year performance period, the performance adjustment could increase the Adviser’s fee even if the Fund has experienced underperformance relative to its market index in the short-term, or could decrease the Adviser’s fee even if the Fund has experienced outperformance relative to its market index in the short-term. However, no performance fee adjustment will be applied to the Adviser’s fee if the cumulative difference between a Fund’s performance and that of the applicable market index is less than or equal to 2% over the rolling five-year performance period.

Additionally, because the base fee is applied to average annual net assets, and the performance adjustment is calculated over a rolling five-year performance period, it is possible that if a Fund underperforms the applicable market index significantly over the performance period, and the Fund’s assets have declined significantly over that performance period, the negative performance adjustment may exceed the base fee. In this event, the Adviser would make a payment to the Fund.

Aggressive Investors 1: A total advisory fee is paid by the Fund to the Adviser that is comprised of a Base Fee and a Performance Adjustment. The Base Fee equals the Base Fee Rate times the average daily net assets of the Fund. The Base Fee Rate is based on the following annual rates: 0.90% of the first $250 million of the Fund’s average daily net assets, 0.875% of the next $250 million, 0.85% of the next $500 million and 0.80% of any net assets in excess of $1 billion.

The Performance Adjustment equals 4.67% times the difference in cumulative total return between the Fund and the Standard and Poor’s 500 Composite Stock Price Index with dividends reinvested (hereinafter “Index”) over a rolling five-year performance period. The Performance Adjustment Rate varies from a minimum of -0.70% to a maximum of +0.70%. However, the Performance Adjustment Rate is zero if the difference between the cumulative Fund performance and the Index performance is less than or equal to 2%.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025

Ultra-Small Company: The Fund pays advisory fees based on the following annual rates: 0.90% of the first $250 million of the Fund’s average daily net assets, 0.875% of the next $250 million and 0.85% of any excess over $500 million. The management fees are computed daily and are payable monthly. However, during any period when the Fund’s net assets range from $27,500,000 to $55,000,000, the advisory fee will be determined as if the Fund had $55,000,000 under management. This is limited to a maximum annualized expense ratio of 1.49% of average net assets.

Ultra-Small Company Market: The Fund’s advisory fee is a flat 0.50% of the value of the Fund’s average daily net assets, computed daily and payable monthly.

Small-Cap Value: A total advisory fee is paid by each Fund to the Adviser that is comprised of a Base Fee and a Performance Adjustment. The Base Fee equals the Base Fee Rate times the average daily net assets of the Fund. The Base Fee Rate is based on the annual rate of 0.60% of the value of each Fund’s average daily net assets.

The Performance Adjustment equals 0.33% times the difference in cumulative total return between the Fund and the Russell 2000 Value Index, with dividends reinvested (hereinafter “Index”) over a rolling five-year performance period. The Performance Adjustment Rate varies from a minimum of -0.05% to a maximum of +0.05%. However, the Performance Adjustment Rate is zero if the difference between the cumulative Fund Performance and the Index performance is less than or equal to 2%.

Omni Small-Cap Value Fund: The Fund’s advisory fee is a flat 0.45% of the value of average daily net assets, computed daily and payable monthly.

Global Opportunities Fund: The Fund’s advisory fee is a flat 1.25% of the value of average daily nets assets, computed daily and payable monthly.

Expense limitations: The Adviser has agreed to reimburse the Funds for operating expenses and management fees above the expense limitations shown in the table below, which are shown as a ratio of net expenses to average net assets, for each Fund, for the year ended June 30, 2025. Any material change to the expense limitation would require a vote by shareholders of the applicable Fund excluding Omni Small-Cap Value fund where the Expense Limitation Agreement of 0.47% may be changed or eliminated only with the consent of the Board of Directors of Bridgeway Funds.

Bridgeway Fund	Expense Limitation	Total Waivers and Reimbursements for Year Ended 06/30/25

Aggressive Investors 1	1.75%	$–
Ultra-Small Company	1.85%	–
Ultra-Small Company Market	0.75%	127,846
Small-Cap Value	0.94%	–
Omni Small-Cap Value*	0.47%	1,953,857

*

The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser to meet the expense limitation for each fiscal year provided, however, that any reimbursements must be paid at a date not more than three years after the Adviser waived the fees or reimbursed the expenses and that the reimbursements do not cause the Fund to exceed the expense limitation in effect at the time of the waiver or the current expense limitation, if different. The Omni Small-Cap Value Fund has recoupable expenses of $1,953,857, $1,945,822, and $2,244,593, which expire no later than June 30, 2028, June 30, 2027, and June 30, 2026, respectively.

The Adviser, pursuant to an Expense Limitation Agreement, has agreed to waive fees and/or pay the Global Opportunities Fund’s expenses, if necessary, ensure that “Other Expenses” (as listed in the Fund’s prospectus fee table and excludes interest, taxes, dividends on short sales, other borrowing costs, interest expense related to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and ordinary expenses) do

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025

not exceed 0.25% until at least November 1, 2026. The Expense Limitation Agreement can be changed or eliminated only with the consent of the Board of Directors of Bridgeway Funds. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement as a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless the total other expense limitation of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Total fees waived pursuant to this Expense Limitation Agreement for the year ended June 30, 2025 was $126,438 which are recoupable no later than June 30, 2028.

Other Related Party Transactions: The Funds will engage in inter-portfolio trades when it is to the benefit of both parties. The Board of Directors reviews a report on inter-portfolio trades quarterly. Inter-portfolio purchases and sales during the year ended June 30, 2025 were as follows:

Bridgeway Fund	Inter-Portfolio Purchases	Inter-Portfolio Sales

Ultra-Small Company	$2,252,188	$3,012,124
Ultra-Small Company Market	2,748,290	3,648,984
Small-Cap Value	6,554,574	8,296,775
Omni Small-Cap Value	10,955,183	7,552,352

The Adviser entered into an Administrative Services Agreement with Bridgeway, pursuant to which the Adviser provides various administrative services to the Funds, including, but not limited to: (i) supervising and managing various aspects of the Funds’ business and affairs; (ii) selecting, overseeing and/or coordinating activities with other service providers to the Funds;(iii) providing reports to the Board of Directors as requested from time to time; (iv) assisting and/or reviewing amendments and updates to the Funds’ registration statement and other filings with the Securities and Exchange Commission (“SEC”); (v) providing certain shareholder services; (vi) providing administrative support in connection with meetings of the Board of Directors; and (vii) providing certain record-keeping services. For its services to all of the Bridgeway Funds, the Adviser is paid an annual aggregate fee of $130,000, payable in equal monthly installments. For the allocation of this expense to each of the Funds, please see the Statements of Operations.

Board of Directors Compensation Independent Directors are paid an annual retainer of $20,000, with an additional retainer of $5,000 paid to the Independent Chairman of the Board and an additional retainer of $1,000 paid to the Nominating and Corporate Governance Committee Chair. The retainer is paid in quarterly installments. In addition, Independent Directors are paid $14,000 per meeting for meeting fees. Such compensation is the total compensation from all Bridgeway Funds and is allocated among the Bridgeway Funds.

Independent Directors are reimbursed for any expenses incurred in attending meetings and conferences, as well as expenses for subscriptions or printed materials. The amount of directors’ fees attributable to each Fund is disclosed in the Statements of Operations.

One director of Bridgeway, John Montgomery, is an owner and director of the Adviser. Under the 1940 Act definitions, he is considered to be an “affiliated person” of the Adviser and an “interested person” of the Adviser and of Bridgeway. As a result, Mr. Montgomery is not compensated by the Funds for his service as a director.

4.  Distribution Agreement:

Foreside Fund Services, LLC acts as distributor of the Funds’ shares, pursuant to a Distribution Agreement dated September 30, 2021. The Adviser pays all costs and expenses associated with distribution of the Funds’ shares, pursuant to a protective plan adopted by shareholders pursuant to Rule 12b-1.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025

5.  Purchases and Sales of Investment Securities:

Purchases and sales of investments, other than short-term securities, for each Fund for the year ended June 30, 2025 were as follows:

	Purchases		Sales
Bridgeway Fund	U.S. Government	Other	U.S. Government	Other

Aggressive Investors 1	$–	$117,707,614	$–	$128,679,111
Ultra-Small Company	–	55,034,805	–	60,312,150
Ultra-Small Company Market	–	59,096,081	–	137,341,926
Small-Cap Value	–	282,630,503	–	413,571,755
Omni Small-Cap Value	–	364,775,660	–	493,137,881
Global Opportunities	–	0	–	0

6.  Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies, and to distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes, including short-term securities as of June 30, 2025, were as follows:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Gross appreciation (excess of value over tax cost)	$62,264,902	$17,817,333	$31,123,613
Gross depreciation (excess of tax cost over value)	(5,294,796)	(10,556,495)	(15,330,579)
Net unrealized appreciation	$56,970,106	$7,260,838	$15,793,034
Cost of investments for income tax purposes	$153,916,302	$84,857,621	$106,884,057

	Small-Cap Value	Omni Small-Cap Value	Global Opportunities
Gross appreciation (excess of value over tax cost)	$38,192,985	$253,166,881	$–
Gross depreciation (excess of tax cost over value)	(36,922,606)	(96,466,114)	–
Net unrealized appreciation	$1,270,379	$156,700,767	$–
Cost of investments for income tax purposes	$355,604,648	$941,009,993	$23,652,617

The differences between book and tax net unrealized appreciation (depreciation) are primarily due to wash sale and swap mark-to-market.

Classifications of Distributions Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

Annual Report | June 30, 2025	81

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025

The tax character of the distributions paid by the Funds during the last two fiscal years ended June 30, 2025 and June 30, 2024 respectively, are as follows:

	Aggressive Investors 1		Ultra-Small Company
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Distributions paid from:
Ordinary Income	$630,342	$1,380,082	$2,214,783	$2
Long-Term Capital Gain	5,553,173	10,241	43,384	4,092,357
Total	$6,183,515	$1,390,323	$2,258,167	$4,092,359

	Ultra-Small Company Market		Small-Cap Value
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Distributions paid from:
Ordinary Income	$1,126,896	$1,680,449	$5,805,577	$5,152,793
Long-Term Capital Gain	–	–	28,131,972	9,543,418
Total	$1,126,896	$1,680,449	$33,937,549	$14,696,211

		Omni Small-Cap Value		Global Opportunities
		Year Ended	Year Ended	Period Ended
		June 30, 2025	June 30, 2024	June 30, 2025
Distributions paid from:
Ordinary Income		$20,560,516	$18,886,697	$74,679
Long-Term Capital Gain		88,770,274	85,347,124	–
Total		$109,330,790	$104,233,821	$74,679

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025

Components of Accumulated Earnings As of June 30, 2025, the components of accumulated earnings on a tax basis were:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Accumulated Net Investment Income	$–	$–	$1,299,813
Capital Loss Carryovers*	–	–	(16,123,487)
Accumulated Net Realized Gain on Investments	27,946,290	6,949,879	–
Post October Losses Deferred	–	–	–
Other Temporary Differences	–	–	–
Net Unrealized Appreciation of Investments	56,970,106	7,260,838	15,793,034
Total	$84,916,396	$14,210,717	$969,360

	Small-Cap Value	Omni Small-Cap Value	Global Opportunities
Accumulated Net Investment Income	$–	$8,105,549	$1,226,581
Capital Loss Carryovers	–	–	–
Accumulated Net Realized Gain on Investments	–	64,358,608	–
Post October Losses Deferred	–	–	–
Other Temporary Differences**	–	–	56,942
Net Unrealized Appreciation (Depreciation) of Investments	1,270,379	156,700,766	(65)
Total	$1,270,379	$229,164,923	$1,283,458

*	As of June 30, 205, Ultra-Small Company Market Fund had non-expiring short term capital loss carryforward of ($16,123,487).

**	Includes other temporary differences of $56,942 for swap receivables/payables.

For the fiscal year June 30, 2025, the Funds recorded the following reclassifications to the accounts listed below:

		Increase (Decrease)
	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Paid-In Capital	$878,215	$271,880	$–
Distributable Earnings	(878,215)	(271,880)	–

		Increase (Decrease)
	Small-Cap Value	Omni Small-Cap Value	Global Opportunities
Paid-In Capital	$524,896	$9,169,556	$7,028
Distributable Earnings	(524,896)	(9,169,556)	(7,028)

The difference between book and tax components of net assets and the resulting reclassifications were primarily a result of the utilization of earnings and profits distributed to shareholders on redemption of shares.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Fund’s tax positions and has concluded that no provision for income tax is required in the individual Fund’s financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

New Accounting Pronouncement In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide enhanced disclosures primarily related to the

Annual Report | June 30, 2025	83

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025

rate reconciliation and income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.

7.  Line of Credit

Bridgeway established a line of credit agreement (“Facility”) with The Bank of New York Mellon, effective November 5, 2010. The Facility is for temporary or emergency purposes, such as to provide liquidity for shareholder redemptions, and is cancellable by either party. Unless cancelled earlier, the Facility shall be held available until December 4, 2025. Advances under the Facility are limited to $15,000,000 in total for all Funds, and advances to each Fund shall not exceed certain limits set forth in the credit agreement, including, but not limited to, the maximum amount a Fund is permitted to borrow under the 1940 Act.

The Funds incur a commitment fee of 0.10% per annum on the unused portion of the Facility and interest expense to the extent of amounts borrowed under the Facility. Interest is based on the “Overnight Rate” plus 1.25%. The Overnight Rate means the highest of (a) the federal funds effective rate for such day, (b) the sum of 10 bps plus SOFR for such day or (c) 0.0%. The facility fees are payable quarterly in arrears and are allocated to all participating Funds. Interest expense is charged directly to a Fund based upon actual amounts borrowed by such Fund.

For the year ended June 30, 2025, borrowings by the Funds under this line of credit were as follows:

Bridgeway Fund	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred[1]	Maximum Amount Borrowed During the Period

Aggressive Investors 1	5.95%	$198,633	30	$984	$1,042,000
Ultra-Small Company	5.74%	118,632	19	360	411,000
Ultra-Small Company Market	6.09%	201,619	42	1,433	1,208,000
Small-Cap Value	5.98%	1,150,490	51	9,752	3,506,000
Omni Small-Cap Value	5.89%	1,039,981	53	9,024	7,470,000

1Interest expense is included on the Statements of Operations in Miscellaneous expenses.

The Global Opportunities Fund did not borrow any amounts under this line of credit during the year ended June 30, 2025.

8. Redemption Fees

In Ultra-Small Company Market Fund and Global Opportunities Fund, a 2% redemption fee may be charged on shares held less than six months. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has noted no additional events that require recognition or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

June 30, 2025

To the Shareholders and Board of Directors of

Bridgeway Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Aggressive Investors 1 Fund, Ultra-Small Company Fund, Ultra-Small Company Market Fund, Small-Cap Value Fund, Omni Small-Cap Value Fund, and Global Opportunities Fund (the “Funds”), each a series of Bridgeway Funds, Inc., as of June 30, 2025, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

Aggressive Investors 1 Fund, Ultra- Small Company Fund, Ultra-Small Company Market Fund, Small-Cap Value Fund, Omni Small-Cap Value Fund	For the year ended June 30, 2025	For the years ended June 30, 2025 and 2024	For the years ended June 30, 2025, 2024, and 2023

Global Opportunities Fund	For the period October 15, 2024 (commencement of operations) through June 30, 2025

The Funds’ financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 25, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

June 30, 2025

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

August 28, 2025

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OTHER INFORMATION

June 30, 2025 (Unaudited)

1. Shareholder Tax Information

Certain tax information regarding the Funds is required to be provided to shareholders, based upon each Fund’s income and distributions for the taxable year ended June 30, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2024.

The Funds report the following items with regard to distributions paid during the fiscal year ended June 30, 2025 All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations there under.

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Corporate Dividends Received Deduction	100.00%	37.11%	100.00%
Qualified Dividend Income	100.00%	35.03%	100.00%
Qualified Interest Related Dividends	1.21%	0.00%	1.61%
Qualified Short Term Capital Gain Dividends	0.00%	100.00%	0.00%
U.S. Government Income	0.00%	0.00%	0.00%

	Small-Cap Value	Omni Small-Cap Value	Global Opportunities
Corporate Dividends Received Deduction	100.00%	87.40%	0.00%
Qualified Dividend Income	100.00%	100.00%	0.00%
Qualified Interest Related Dividends	1.30%	0.39%	49.38%
Qualified Short Term Capital Gain Dividends	0.00%	0.00%	0.00%
U.S. Government Income	0.00%	0.00%	0.00%

US Government Income represents the amount of interest that was derived from direct US Government obligations. Generally, such interest is exempt from state income tax. However, for residents of California, New York and Connecticut, the statutory threshold requirements were not satisfied. Due to the diversity in state and local tax law, it is recommended you consult a tax adviser as to the applicability of the information provided for your specific situation.

During the fiscal year ended June 30, 2025, the Funds paid distributions from ordinary income and long-term capital gain that included equalization debits summarized below:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Ordinary Income Distributions	$ 630,342	$ 2,214,783	$ 1,126,896
Long-Term Capital Gain Distributions	6,431,388	315,264	–

	Small-Cap Value	Omni Small-Cap Value	Global Opportunities
Ordinary Income Distributions	$ 5,805,577	$ 22,260,839	$ 81,707
Long-Term Capital Gain Distributions	28,656,868	96,239,507	–

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OTHER INFORMATION (continued)

June 30, 2025 (Unaudited)

2.  Proxy Voting

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2025 is available without charge at the Funds’ website www.bridgewayfunds.com or by contacting Bridge-way Funds at funds@bridgeway.com. Such information is also available on the SEC’s website at http://www.sec.gov.

3.  Fund Holdings

The complete schedules of the Funds’ holdings for the second and fourth quarters of each fiscal year are contained in the Funds’ Financial Statements and Other Information prepared as of each of these periods. The Bridgeway Funds file complete schedules of the Funds’ holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT within 60 days after the end of the period. All of these reports are available on the Funds’ website www.bridgeway-funds.com. Copies are also available without charge, upon request, by contacting Bridgeway Funds at funds@bridgeway.com and on the SEC’s website at http://www.sec.gov.

4.  Approval of Investment Management Agreement

Bridgeway Funds, Inc.’s (the “Company”) management agreement (the “Management Agreement”) with its investment adviser, Bridgeway Capital Management, LLC (the “Adviser”), on behalf of each of the Company’s funds must be approved for an initial term no greater than two years and renewed at least annually thereafter by the board of directors of the Company (the “Board” or “Directors”) or a vote of a majority of the outstanding voting securities of each fund. In addition, the renewal must be approved by a majority of the Directors who are not parties to the Management Agreement or “interested persons” of any party thereto (the “Independent Directors”), cast in person at a meeting called specifically for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the approval of the Management Agreement. For example, the Board or its standing committees consider at meetings during the year various factors that are relevant to the annual renewal of each fund’s Management Agreement, including the quality of services and support provided to each fund by the Adviser, the Adviser’s compliance program, including the effectiveness of its implementation, comparative performance information for each fund, the risk assessment of the funds and “deep dives” on the strategy and performance of certain funds on a periodic basis. Additionally, between regular Board meetings the Adviser provides the Board with updated financial information on the Adviser and strategic direction and marketing efforts.

On May 29, 2025, the Board, including a majority of the Independent Directors, met (the “Meeting”) with the Adviser, the Company’s outside legal counsel, independent legal counsel to the Independent Directors (“Independent Legal Counsel”) and others to consider information bearing on the continuation of the Management Agreement with respect to the following funds of the Company: Aggressive Investors 1 Fund, Ultra-Small Company Fund, Ultra-Small Company Market Fund, Small-Cap Value Fund, Omni Small-Cap Value Fund and Global Opportunities Fund (each a “Fund” and together, the “Funds”).

In reaching its decisions regarding the renewal of the Management Agreement for each Fund, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board and committee meetings, as applicable and as described above, as well as the information provided to it specifically in relation to the annual consideration of the approval of the continuation of the Management Agreement for each Fund.

In preparation for the Meeting, the Independent Directors requested that the Adviser provide specific information relevant to the Board’s consideration of the renewal of the Management Agreement with respect to each Fund. In response to that request, the Board was furnished with a wide variety of information with respect to each Fund, including information regarding:

●

investment performance over various time periods and the fees and expenses of the Fund as compared to a comparable group of funds as determined and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data;

●	the nature, extent and quality of services provided by the Adviser to the Fund under the Management Agreement;

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●	actual management fees paid by the Fund to the Adviser and a comparison of those fees with the management fees charged to comparable advisory clients of the Adviser, as applicable;

●	the Adviser’s costs of providing services to the Fund and the profitability of the Adviser from its relationship with the Fund;

●	the extent to which economies of scale would be realized as the Fund’s assets increase and whether fee levels reflect these economies of scale for the benefit of Fund investors; and

●	any potential “fall-out” or ancillary benefits accruing to the Adviser as a result of its relationship with the Fund.

In addition to evaluating the written information provided by the Adviser, the Board also considered the answers to questions posed by the Board to representatives of the Adviser at the Meeting.

In considering the information and materials described above, the Independent Directors met with Independent Legal Counsel to review such information and materials prior to the Meeting. In addition, the Independent Directors met in executive session with Independent Legal Counsel to consider the continuation of the Management Agreement with respect to each Fund outside the presence of management during the Meeting.

The Board also was provided with a written description of its statutory responsibilities and the legal standards that are applicable to approval of the renewal of the Management Agreement.

Although the Management Agreement for all of the Funds was considered at the Meeting, the Directors considered the renewal of the Management Agreement with respect to each Fund separately.

In considering the aforementioned information, the Board took into account management style, investment strategies and prevailing market conditions as reported by the Adviser. Furthermore, in evaluating the Management Agreement, the Directors also considered information provided by the Adviser concerning the following:

●

the terms of the Management Agreement, including the services performed by the Adviser in managing each Fund’s assets in accordance with the Fund’s investment objectives, policies and restrictions and how those services and fees differ from those for comparable advisory clients of the Adviser, as applicable;

●	information regarding the advisory fee rates and the expense limitation or fee waiver arrangements, if any, for each Fund;

●	the Adviser’s personnel, staffing levels and the time and attention the Adviser’s personnel devote to the management of the Funds as compared to other advisory clients of the Adviser;

●	the Adviser’s risk assessment and management process;

●

the Adviser’s representation that it does not engage in pre-arranged soft dollar arrangements but that it may receive the benefit of research services provided by broker-dealers and brokerage services; and

●	the financial condition and stability of the Adviser.

In view of the broad scope and variety of factors and information considered by the Board, the Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Management Agreement for each Fund for an additional year. Rather, the Board’s determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following describes various factors that were considered by the Board in deciding to approve the continuance of the Management Agreement for each Fund.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by the Adviser, the Directors considered the services provided to each Fund and any expected changes thereto, the qualifications, experience and duties of the Adviser’s personnel,

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OTHER INFORMATION (continued)

June 30, 2025 (Unaudited)

the approximate amount of time those personnel devote to the Funds, recent and expected personnel changes, portfolio manager compensation arrangements, business continuity and succession planning, and enterprise risk management (including as it relates to cybersecurity risk). In addition, the Directors considered information provided by the Adviser regarding its overall financial strength and considered the resources and staffing in place with respect to the services provided to the Funds.

Based on the totality of the information considered, the Directors concluded that they were satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser, and that the Adviser has the ability to continue to provide these services based on its experience, operations and current resources.

Investment Performance

The Board considered performance information provided by the Adviser for similarly managed accounts (if any) over the most recent six-month, one-year, three-year, five-year, ten-year and fifteen-year periods ended December 31, 2024, as applicable, as well as Fund performance compared with its primary and secondary benchmarks for one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024. The Board considered the Adviser’s representation that the differences in the performance of the similarly managed accounts (if any) and Fund performance were within ranges that the Adviser expects for the relevant accounts/Funds given, for example, differences in cash flows, investment restrictions, account size and tax management practices.

In addition, Broadridge provided a report (the “Broadridge Report”) of comparative data regarding fees, expenses and investment performance for each Fund as compared to a peer group selected by Broadridge (“Peer Group”). The performance periods included total return over the most recent calendar year (“one-year period”) and the annualized total returns over the most recent three calendar year period (“three-year period”), five calendar year period (“five-year period”), ten calendar year period (“ten-year period”) and since inception period, as appliable. With regard to the performance information provided in the Broadridge Report, the Board considered the performance of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the performance data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance.

In particular, the Board considered the following performance information as of December 31, 2024 provided by the Adviser and from Broadridge:

●

With regard to the Aggressive Investors 1 Fund, the Fund’s performance was in the first quintile for the one and three-year periods, in the third quintile for the five-year period and in the fifth quintile for the ten-year period, as compared with its Peer Group. The Fund outperformed its primary benchmark for the since inception, one-year and three-year periods, while it underperformed its primary benchmark for the five-year and ten-year periods. The Board considered the Adviser’s explanation that the Fund’s exposure to risk factors such as small size, volatility and beta as well as the Fund’s deeper value tilt had contributed to the Fund’s relative underperformance for the ten-year period. Based on their review, the Directors concluded that the Fund’s overall performance was satisfactory relative to the performance of the funds in its Peer Group and its primary benchmark.

●

With regard to the Ultra-Small Company Fund, the Fund’s performance was in the first quintile for the one-year, three-year and five-year periods, and in the fourth quintile for the ten-year period. The Fund outperformed its secondary benchmark for the one-year, three-year, five-year and ten-year periods, Based on their review, the Directors concluded that the Fund’s overall performance was satisfactory relative to the performance of the funds in its Peer Group and its secondary benchmark.

●

With regard to the Ultra-Small Company Market Fund, the Fund’s performance was in the first quintile for the one-year period, in the fifth quintile for the three-year and ten-year periods, and in the fourth quintile for the five-year period, as compared with its Peer Group. The Fund outperformed its secondary benchmark for the one-year, three-year and five-year periods, while it underperformed its secondary benchmark for the ten-year period. The Board noted that the Fund aims to roughly match the returns of the CRSP 10 Index, net of expenses. The Board also took into account that the Fund’s performance was considered in line with its design. Based on their review, the Directors concluded that the Fund’s

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OTHER INFORMATION (continued)

June 30, 2025 (Unaudited)

performance was satisfactory relative to the performance of the funds in its Peer Group and its secondary benchmark.

●

With regard to the Small-Cap Value Fund, the Fund’s performance was in the fifth quintile for the one-year period, in the fourth quintile for the three-year period, and in the first quintile for the five-year and ten-year periods, as compared with its Peer Group. The Fund outperformed its secondary benchmark over the three-year, five-year, ten-year and since-inception periods while it underperformed its secondary benchmark for the one-year period. The Board considered the Adviser’s explanation that the Fund’s tilt toward smaller stocks in the small-cap value universe and security selection both had a negative effect on relative performance. Based on their review, the Directors concluded that the Fund’s overall performance was satisfactory relative to the performance of the funds in its Peer Group and its secondary benchmark.

●

With regard to the Omni Small-Cap Value, the Fund’s performance was in the fifth quintile of its Peer Group for the one-year period, in the third quintile of its Peer Group for the three-year period, in the first quintile of its Peer Group for the five-year period, and in the second quintile for the ten-year period. The Fund outperformed its secondary benchmark for the three-year, five-year, ten-year and since-inception periods while it underperformed its secondary benchmark for the one-year period. The Board considered the Adviser’s explanation that the Fund’s tilt toward smaller stocks in the small-cap value universe had detracted from relative performance. Based on their review, the Directors concluded that the Fund’s overall performance was satisfactory relative to the performance of the funds in its Peer Group and its secondary benchmark.

●

With regard to the Global Opportunities Fund, the Fund’s performance was in the first quintile of its Peer Group for the since-inception period, and the Fund had outperformed its secondary benchmark for the since-inception period. Based on their review, the Directors concluded that the Fund’s performance was satisfactory relative to the performance of the funds in its Peer Group and its secondary benchmark.

Fund Fees and Expenses

The Board considered information provided by the Adviser regarding the advisory fees it charges to comparable advisory clients and the reasons for any material differences between those fees and the fees it charges to the Funds. The Board also considered the Adviser’s views that, given investment performance and overall expenses, the Adviser believes the management fees for each Fund appear reasonable and appropriate given the distinctive features and design of each Fund, the disciplined implementation of the design by the Adviser, the relatively low management fees in most cases, the performance results in line with design and investor expectations, and the profitability to the Adviser of each Fund. More specifically, with regard to management fee differences among the Funds, the Board considered the Adviser’s view that fee differences stem from market factors as well as the estimated growth rate of the Fund at the time of launch; the potential asset capacity of the Fund; the risks associated with providing the advisory services to the Fund; and estimated costs of providing the advisory services driven by the design complexity of the Fund (e.g., more complex design is higher cost due to the research and portfolio management time required).

With respect to management fee differences between the Funds and other investment company clients of the Adviser, the Board considered that, unlike the Funds, the Adviser does not provide administrative services to any other investment company clients. The Board also considered the fees charged to other investment company clients of the Adviser, as well as the Adviser’s representation that for certain Funds, the Adviser did not manage comparable investment companies.

With respect to management fee differences between the Funds and other non-investment company clients of the Adviser, the Board considered that: (i) the management fee charged to the Ultra-Small Company Market Fund is lower than that charged to comparable clients; (ii) the asset-based management fee charged to the Aggressive Investors 1 Fund is higher than that charged to comparable clients, while the Fund’s performance fee rate is significantly lower than the performance fee rate charged to comparable clients (and there are other differences in the performance fee calculations); (iii) the management fee charged to the Small-Cap Value Fund is equal to the management fee for a comparable separate account on assets over $100 million but it is lower for assets below $100 million, but the Fund has a performance fee while the comparable separate account does not; and (iv) the Adviser had no advisory clients comparable to the other Funds.

The Board also considered information compiled by Broadridge comparing each Fund’s contractual management fee rate (excluding any performance fees and using an assumed common asset level for the Fund and the other funds in the Peer

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OTHER INFORMATION (continued)

June 30, 2025 (Unaudited)

Group), actual management fee rate (which included the effect of any fee waivers and any performance fees, and was derived from annual reports) and actual total expense ratios (which also included the effect of any fee waivers and performance fees, and was derived from annual reports) as a percentage of average net assets as compared to other funds in its expense Peer Group. Broadridge’s contractual management fee data included both advisory fees and administrative services fees, except for the Funds. Broadridge excluded administrative services fees for the Funds from contractual management fee data because those fees are fixed (i.e., a stated dollar amount), as opposed to asset based. More specifically, with respect to the Funds, the Adviser provides certain administrative services to the Funds pursuant to a separate contract, in exchange for an annual fixed fee (payable monthly) that the Adviser has represented approximates the cost of providing such services (which the Board considered in connection with profitability, as described below). Broadridge’s actual management fee data for the Funds and the other funds in the Peer Group included both advisory fees and administrative services fees. Thus, the contractual management fee rate in the Funds’ Broadridge comparisons did not reflect these administrative services fees, whereas the actual management fee rate in the Funds’ Broadridge comparisons included both advisory and administrative services fees.

With regard to the expense information provided in the Broadridge Report, the Board considered Fund expenses on a percentile and quintile basis as compared to each Fund’s Peer Group. For purposes of the expense data provided, Broadridge defines the first quintile as 20% of the funds in the applicable Peer Group with the lowest expenses and the fifth quintile as 20% of the funds in the applicable Peer Group with the highest expenses. In particular, the Board considered the following:

●

The Aggressive Investors 1 Fund’s contractual management fee was in the fifth quintile of its Peer Group (excluding the performance fee) and the Fund’s actual management fees and actual total expenses (factoring in the performance fee) were each in the first quintile of its Peer Group. The Board also considered the impact of the Fund’s performance fee on the fee comparisons.

●

With respect to the Ultra-Small Company Fund, the Board considered that the Fund’s contractual management fee was in the third quintile, the actual management fee was in the fourth quintile and total expense ratio was in the third quintile of its Peer Group. The Board took into account that the Fund’s total expenses, which included the actual management fee, were below the median of its Peer Group.

●

With respect to the Global Opportunities Fund, the Board considered that the Fund’s contractual management fee was in the third quintile, the actual management fee was in the first quintile and total expense ratio was in the second quintile of its Peer Group. The Board took into account that the Fund’s total expenses, which included the actual management fee, were below the median of its Peer Group.

●

With respect to the Ultra-Small Company Market Fund, Small-Cap Value Fund and Omni Small-Cap Value Fund, the Board considered that each Fund was in the first quintile of its applicable Peer Group for the contractual management fee, actual management fee and total expense ratio. The Board also considered the impact of the performance fee arrangement on actual management fees for the Small-Cap Value Fund.

In addition, the Board considered that the Adviser is contractually obligated to waive fees and/or pay Fund expenses in order to maintain expense limitations for each of the Omni Small-Cap Value Fund, Ultra Small Company Market Fund, and the Global Opportunities Fund to ensure that total expense levels do not increase above certain asset percentage levels.

The foregoing comparisons assisted the Board in determining to approve the continuance of the Management Agreement for each Fund by providing it with a basis for evaluating each Fund’s management fee and total expense ratio on a relative basis. Based on their review, the Directors concluded that each Fund’s management fee was reasonable in view of the services received by the Fund and the other factors considered.

Profitability

The Board reviewed the materials it received from the Adviser regarding its revenues and costs in providing investment management and certain administrative services to the Funds and the Company as a whole. In particular, the Board considered the analysis of the Adviser’s profitability with respect to each Fund, calculated for the years ended December 31, 2021, December 31, 2022, December 31, 2023 and December 31, 2024. The Board also considered the Adviser’s

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representations that it does not track expenses or maintain staff on a per Fund basis and accordingly the Adviser needed to make certain assumptions to allocate expenses on a Fund-by-Fund basis in order to calculate Fund-by-Fund profitability, making the process a subjective one. The Board also considered that the Adviser was operating certain Funds at a loss but that the Adviser had the resources necessary to continue providing the same level of services to those Funds. Based on their review, the Directors concluded that the Adviser’s profitability from its relationship with each Fund was reasonable.

Economies of Scale

The Board considered the effect of each Fund’s current size and its potential growth on its performance and fees. With respect to whether economies of scale are expected to be realized by the Adviser as a Fund’s assets increase and whether advisory fee levels reflect these economies of scale for the benefit of Fund investors, the Board considered, on a Fund-by-Fund basis, the current level of advisory fees charged and fee structure and concluded that the Adviser’s fee structure with respect to each Fund was appropriate at this time. The Board considered that the Aggressive Investors 1 Fund and Ultra-Small Company Fund each have fee breakpoints in their management fee schedules although neither Fund is at a size currently to benefit from such breakpoints. With respect to Ultra-Small Company Market Fund, the Board considered the Adviser’s representation that it believes that the Fund will not produce significant economies of scale because the Fund involves intensive and time-consuming portfolio and trading management, and as a result, the Fund does not have breakpoints in its management fee schedule. With respect to the Global Opportunities Fund, the Board took into consideration that the Adviser has agreed, until at least November 1, 2025, to waive fees and/or pay Fund expenses, if necessary, to ensure that certain expenses do not exceed 0.25%. Lastly, although the Small-Cap Value Fund and Omni Small-Cap Value Fund do not have fee breakpoints in their management fee schedules, the Board considered the Adviser’s explanation that these Funds were priced low relative to their respective Peer Groups and ahead of the economies of scale curve at launch. The Board noted that if a Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

“Fallout” or Ancillary Benefits

The Board considered whether there were any “fall-out” or ancillary benefits that may accrue to the Adviser as a result of its relationships with the Funds. In terms of potential “fall-out” or ancillary benefits to the Adviser due to its position as manager of the Funds, the Board considered benefits related to track record and reputation, and portfolio trading and execution. The Board also considered the Adviser’s representations that it does not engage in pre-arranged soft dollar arrangements but that it may receive the benefit of research services provided by broker-dealers and brokerage services. In addition, the Board took into account that the Adviser receives administrative service fees from the Funds in exchange for providing certain administrative services to the Funds, noting that such services are provided at cost. The Board concluded that the “fall-out” or ancillary benefits accruing to the Adviser by virtue of its relationship with the Funds appeared to be reasonable.

* * * * *

Based on all relevant information and factors discussed above, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Directors, determined that the continuation of the Management Agreement for each Fund was in the best interests of the Fund. As a result, the Board, including a majority of the Independent Directors, approved the renewal of the Management Agreement for each Fund.

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BRIDGEWAY FUNDS, INC.

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 534435

Pittsburgh, PA 15253-4435

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, NY 10286

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

You can review and copy information about our Funds (including the SAIs) at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 800-SEC-0330. Reports and other information about the Funds are also available on the SEC’s website at ww.sec.gov. You can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520 or by sending an electronic request to the following email address: publicinfo@ sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bridgeway Funds, Inc.

By (Signature and Title)*	/s/ Linda Giuffré
Linda Giuffré, President and Principal Executive Officer
(principal executive officer)

Date September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Linda Giuffré
Linda Giuffré, President and Principal Executive Officer
(principal executive officer)

Date September 4, 2025

By (Signature and Title)*	/s/ Deborah L. Hanna
Deborah L. Hanna, Treasurer and Principal Financial Officer
(principal financial officer)

Date September 4, 2025

* Print the name and title of each signing officer under his or her signature.